                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A                   File No. 2-75526
                                                               File No. 811-3363

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

        Pre-Effective Amendment No. ________

        Post-Effective Amendment No.  57                                     [X]

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

        Amendment No. 57

                  DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

      2005 Market Street, Philadelphia, Pennsylvania            19103-7094
--------------------------------------------------------------------------------
         (Address of Principal Executive Offices)               (Zip Code)

Registrant's Telephone Number, including Area Code:  (800) 523-1918

      Richelle S. Maestro, 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:  February 25, 2005

It is proposed that this filing will become effective:

   [ ]   Immediately upon filing pursuant to paragraph (b)
   [ ]   on (date) pursuant to paragraph (b)
   [X]   60 days after filing pursuant to paragraph (a) (1)
   [ ]   on (date) pursuant to paragraph (a)(1)
   [ ]   75 days after filing pursuant to paragraph (a) (2)
   [ ]   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:

   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                              - - - CONTENTS - - -

        This Post-Effective Amendment No. 57 to Registration File No. 2-75526 includes the following:

1.      Facing Page

2.      Contents Page

3.      Part A - Prospectuses

4.      Part B - Statement of Additional Information

5.      Part C - Other Information

6.      Signatures

7.      Exhibits

                     DELAWARE
                     INVESTMENTS(SM)
                     --------------------------------------
                     A member of Lincoln Funancial Group (R)


                      DELAWARE LIMITED-TERM GOVERNMENT FUND

                      Class A o Class B o Class C o Class R

                                   PROSPECTUS

                                 April __, 2005


                                  FIXED INCOME

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND PROFILE                                                PAGE
Delaware Limited-Term Government Fund

HOW WE MANAGE THE FUND                                      PAGE
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund
Disclosure of portfolio holdings information

WHO MANAGES THE FUND                                        PAGE
Investment manager
Portfolio managers
Who's who?

ABOUT YOUR ACCOUNT                                          PAGE
Investing in the Fund
      Choosing a share class
      Dealer compensation
How to reduce your sales charge
How to buy shares
Fair valuation
Retirement plans
How to redeem shares
Account minimums
Special services
Frequent trading of Fund shares
Dividends, distributions and taxes
Certain management considerations

FINANCIAL HIGHLIGHTS                                        PAGE

GLOSSARY                                                    PAGE

PROFILE:  DELAWARE LIMITED-TERM GOVERNMENT FUND

WHAT IS THE FUND'S GOAL?
Delaware Limited-Term Government Fund seeks to provide a high stable level of income, while attempting to minimize fluctuations in principal and provide maximum liquidity. Although the Fund will strive to meet its goal, there is no assurance that it will.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
We invest primarily in short- and intermediate-term U.S. government securities. These are debt securities issued or guaranteed by the U.S., such as U.S. Treasuries, securities issued by U.S. government agencies or instrumentalities, such as securities of the Government National Mortgage Association, and securities that are privately issued but are 100% collateralized by securities or certificates issued or guaranteed by the U.S. government, its agencies or instrumentalities. We may also invest up to 20% of the Fund's net assets in corporate notes and bonds, certificates of deposit and obligations of U.S. and foreign banks, commercial paper, certain asset-backed securities and non-agency mortgage-backed securities.

The level of income the Fund provides will vary depending on current interest rates and the specific securities in the portfolio. However, since longer-term rates are generally less volatile than short-term rates, the Fund's income may fluctuate less than a money market fund's income.

Under normal circumstances, the Fund will invest at least 80% of its net assets in U.S. government securities ("80% Policy"). This 80% Policy cannot be changed without shareholder approval. However, shareholders would be given at least 60 days notice prior to any such change.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolio will likely decline.

For a more complete discussion of risk, please see "The risks of investing in the Fund" on page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

WHO SHOULD INVEST IN THE FUND
o    Investors with intermediate or long-term financial goals.
o    Investors seeking monthly income.
o Investors who would like a relatively conservative income investment to help balance a growth-oriented long-term portfolio.
o Investors seeking a high quality investment with a measure of capital preservation.

WHO SHOULD NOT INVEST IN THE FUND
o    Investors with very short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, especially over the short term.
o Investors who want an investment with a fixed share price, such as a money market fund.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

HOW HAS DELAWARE LIMITED-TERM GOVERNMENT FUND PERFORMED?


THIS BAR CHART AND TABLE can help you evaluate the risks of investing in the Fund. We show how returns before taxes for the Fund's Class A shares have varied over the past ten calendar years, as well as the average annual returns of all shares for one-year, five-year and ten-year or lifetime periods, as applicable. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns for 2001, 2002, 2003 and 2004 reflect an expense limitation and would have been lower without the limitation.

During the ten years illustrated in this bar chart, the Fund's highest quarterly return was ___% for the quarter ended ____________ and its lowest quarterly return was ____% for the quarter ended _____________.


The maximum Class A sales charge of 2.75%, which is normally deducted when you purchase shares, is not reflected in the total returns in the previous paragraph and in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table below do include the sales charge.

[GRAPHIC OMITTED: BAR CHART SHOWING TOTAL RETURN (CLASS A)]

YEAR-BY-YEAR TOTAL RETURN (Class A)


1995    1996    1997    1998    1999    2000    2001    2002    2003    2004
----    ----    ----    ----    ----    ----    ----    ----    ----    ----
   %       %       %       %       %       %       %       %       %       %



AVERAGE ANNUAL RETURNS for periods ending 12/31/04



                                                                        1 YEAR   5 YEARS   10 YEARS OR LIFETIME**
--------------------------------------------------------------------   -------   -------   ----------------------
Class A return before taxes                                                  %         %                        %
Class A return after taxes on distributions                                  %         %                        %
Class A return after taxes on distributions and sale of Fund shares          %         %                        %
Class B return before taxes*                                                 %         %                        %
Class C return before taxes*                                                 %         %                        %
Class R return before taxes                                                  %         %                        %
Merrill Lynch One-to-Three Year Treasury Index
         (reflects no deduction for fees, expenses or taxes)                 %         %                        %


The Fund's returns are compared to the performance of the Merrill Lynch One-to-Three Year Treasury Index. You should remember that unlike the Fund, the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown immediately above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.


* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns [before taxes] for Class B would be ___%, ___% and ___% for the one-year, five-year and lifetime periods, respectively. Lifetime returns for Class B shares reflect conversion to Class A shares after approximately 5 years. If shares were not redeemed, the returns [before taxes] for Class C would be ___%, ___% and ___% for the one-year, five-year and lifetime periods, respectively.
** Lifetime returns are shown if the Fund or Class existed for less than ten years. Inception dates for Class A, Class B, Class C and Class R shares of the Fund were November 24, 1985, May 2, 1994, November 28, 1995 and June 2, 2003, respectively. Merrill Lynch One-to-Three Year Treasury Index return shown is for the Class A ten-year period. The index returns for Class B, Class C and Class R lifetimes were ____%, ____%
and ____%, respectively. Lifetime returns for Class B shares reflect conversion to Class A shares after approximately 5 years.

WHAT ARE THE FUND'S FEES AND EXPENSES?
SALES CHARGES are fees paid directly from your investments when you buy or sell shares of the Fund. You do not pay sales charges when you buy or sell Class R shares.

CLASS                                                                      A             B             C             D
-------------------------------------------------------------------   -----------   -----------   -----------   -----------
Maximum sales charge (load) imposed on
    purchases as a percentage of offering price                           2.75%        none           none          none
Maximum contingent deferred sales charge (load) as a percentage of
    original purchase price or redemption price, whichever is lower       none(1)      2.00%(2)       1.00%(3)      none
Maximum sales charge (load) imposed on reinvested dividends               none         none           none          none
Redemption fees                                                           none         none           none          none
Exchange fees(4)                                                          none         none           none          none

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund's assets.


Management fees                                                           0.50%        0.50%          0.50%         0.50%
Distribution and service (12b-1) fees(5)                                  0.30%        1.00%          1.00%         0.60%
Other expenses                                                            ____%        ____%          ____%         ____%
Total operating expenses                                                  ____%        ____%          ____%         ____%
Fees waivers and payments(6)                                             (____%)      (____%)        (____%)       (____%)
Net expenses                                                              ____%        ____%          ____%         ____%


THIS EXAMPLE is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(7) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.


CLASS(8)                          A               B               B               C               C               R
-------------------   -------------   -------------   -------------   -------------   -------------   -------------
                                                      (if redeemed)                   (if redeemed)
1 year                        $____           $____           $____           $____           $____           $____
3 years                       $____           $____           $____           $____           $____           $____
5 years                       $____           $____           $____           $____           $____           $____
10 years                      $____           $____           $____           $____           $____           $____


(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 2%, which declines to 1% during the second and third years and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(5) Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets, Class B and Class C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets and Class R shares are subject to a 12b-1 fee of 0.60% of average daily net assets. The Fund's distributor has contracted to limit the Class A shares 12b-1 fee through April 30, 2006 to no more than 0.15% of average daily net assets.
(6) The investment manager has contracted to waive fees and pay expenses through April 30, 2006 in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.65% of average daily net assets.

(7) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example reflects the net operating expenses with expense waivers for the one-year contractual period and total operating expenses without expense waivers for years two through ten.
(8) The Class B example reflects the conversion of Class B shares to Class A shares after approximately five years. Information for years six through ten reflects expenses of the Class A shares.

HOW WE MANAGE THE FUND

OUR INVESTMENT STRATEGIES
We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Fund. Following are descriptions of how the portfolio managers pursue the Fund's investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

We invest primarily in short- and intermediate-term fixed income securities including:
o securities issued or guaranteed by the U.S. government such as U.S. Treasuries; and
o securities issued by U.S. government agencies or instrumentalities such as securities of the Government National Mortgage Association.

We may invest in instruments that use these government securities as collateral. We may invest up to 20% of the Fund's net assets in corporate notes and bonds, certificates of deposit and obligations of both U.S. and foreign banks, commercial paper, certain asset-backed securities and non-agency mortgage-backed securities.

The Fund's level of income and the stability of its share price will be directly affected by changes in short- and intermediate-term interest rates. We anticipate that the level of income could be higher than a money market fund. However, the Fund's share price will increase and decrease with changes in interest rates. This makes its risk level greater than that of a money market fund.


We strive to reduce the effects of interest rate changes on the share price by maintaining an average effective duration of two to three years. The average effective duration is determined by averaging the individual effective duration of all securities in the portfolio. If we believe that interest rates are historically low, we may shorten the average effective duration to two years. Conversely, if we believe rates are high and therefore likely to go lower, we may increase average effective duration to as high as three years.


The Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective was changed, we would notify shareholders before the change in the objective became effective.

THE SECURITIES WE TYPICALLY INVEST IN
Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation.

                         SECURITIES                                                   HOW WE USE THEM
---------------------------------------------------------------    ----------------------------------------------------------
DIRECT U.S. TREASURY OBLIGATIONS include Treasury bills,           We may invest without limit in U.S. Treasury
notes and bonds of varying maturities. U.S. Treasury               securities, although they are typically not our largest
securities are backed by the "full faith and credit" of the        holding because they generally do not offer as high a
United States.                                                     level of current income as other fixed-income
                                                                   securities.

MORTGAGE-BACKED SECURITIES: Fixed-income securities that           There is no limit on government-related mortgage-backed
represent pools of mortgages, with investors receiving             securities.
principal and interest payments as the underlying mortgage
loans are paid back. Many are issued and guaranteed against        We may invest up to 35% of net assets in mortgage-backed
default by the U.S. government or its agencies or                  securities issued by private entities if at the time they
instrumentalities, such as the Federal Home Loan Mortgage          are issued they are 100% collateralized by securities or
Corporation, Fannie Mae and the Government National Mortgage       certificates issued or guaranteed by the U.S. government,
Association. Others are issued by private financial                its agencies or instrumentalities. These securities must
institutions, with some fully collateralized by certificates       be rated in one of the two highest categories by a
issued or guaranteed by the government or its agencies or          nationally recognized statistical ratings organization
instrumentalities.                                                 (NRSRO) at the time of purchase.

                                                                   The Fund may also invest in mortgage-backed securities
                                                                   that are not government securities and are not directly
                                                                   guaranteed by the U.S. government in any way. They are
                                                                   secured by the underlying collateral of the private
                                                                   issuer. These include collateralized mortgage obligations
                                                                   (CMOs), real estate mortgage investment conduits (REMICs)
                                                                   and commercial mortgage-backed securities (CMBSs). We may
                                                                   invest in these securities only if they are rated in the
                                                                   highest quality category, such as AAA, by an NRSRO.
                                                                   However, the Fund may not invest more than 20% of its net
                                                                   assets in securities that are not government securities or do not use government securities as collateral.

ASSET-BACKED SECURITIES: Bonds or notes backed by accounts         We may invest only in asset-backed securities rated in the
receivable including home equity, automobile or credit loans.      highest quality category, such as AAA, by an NRSRO.
                                                                   However, we may not invest more than 20% of the Fund's net assets in securities (including these asset-backed
                                                                   securities) that are not government securities or do not
                                                                   use government securities as collateral.

REPURCHASE AGREEMENTS: An agreement between a buyer of             Typically, we use repurchase agreements as a short-term
securities, such as the Fund, and a seller of securities in        investment for the Fund's cash position. In order to enter
which the seller agrees to buy the securities back within a        into these repurchase agreements, the Fund must have
specified time at the same price the buyer paid for them, plus     collateral of 102% of the repurchase price. The Fund will
an amount equal to an agreed upon interest rate. Repurchase        only enter into repurchase agreements in which the
agreements are often viewed as equivalent to cash.                 collateral is comprised of U.S. government securities.

                         SECURITIES                                                   HOW WE USE THEM
---------------------------------------------------------------    ----------------------------------------------------------
INTEREST RATE SWAP AND INDEX SWAP AGREEMENTS: In an interest       We may use interest rate swaps to adjust the Fund's
rate swap, a fund receives payments from another party based on    sensitivity to interest rates, or to hedge against changes
a floating interest rate in return for making payments based on    in interest rates.
a fixed interest rate. An interest rate swap can also work in
reverse, with a fund receiving payments based on a fixed           Index swaps may be used to gain exposure to markets that
interest rate and making payments based on a floating interest     the Fund invests in, such as the corporate bond market.
rate. In an index swap, a fund receives gains or incurs losses
based on the total return of an index, in exchange for making      Interest rate swaps and index swaps will be considered
fixed or floating interest rate payments to another party.         illiquid securities (see below).

OPTIONS AND FUTURES: Options represent a right to buy or sell a    At times when we anticipate adverse conditions, we may
security or a group of securities at an agreed upon price at a     want to protect gains on securities without actually
future date. The purchaser of an option may or may not choose to   selling them. We might use options or futures to
go through with the transaction. The seller of an option,          neutralize the effect of any price declines, without
however, must go through with the transaction if its purchaser     selling a bond or bonds, or as a hedge against changes in
exercises the option.                                              interest rates. We may also sell an option contract (often referred to as "writing" an option) to earn additional
Futures contracts are agreements for the purchase or sale of a     income for the Fund.
security or a group of securities at a specified price, on a
specified date. Unlike purchasing an option, a futures contract    Use of these strategies can increase the operating costs
must be executed unless it is sold before the settlement date.     of the Fund and can lead to loss of principal.

Certain options and futures may be considered to be derivative securities.

RESTRICTED SECURITIES: Privately placed securities whose resale    We may invest in privately placed securities including
is restricted under securities law.                                those that are eligible for resale only among certain
                                                                   institutional buyers without registration, which are
                                                                   commonly known as "Rule 144A Securities." Other restricted securities must be limited to 10% of total Fund assets.

ILLIQUID SECURITIES: Securities that do not have a ready market    We may invest up to 10% of total assets in illiquid
and cannot be easily sold within seven days at approximately the   securities.
price that a fund has valued them.

The Fund may also invest in other securities including certificates of deposit and obligations of both U.S. and foreign banks; corporate debt and commercial paper; and American Depositary Receipts. Please see the Statement of Additional Information for additional descriptions on these securities as well as those listed in the table above.

BORROWING FROM BANKS
The Fund may borrow money as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. The Fund will not borrow money in excess of one-third of the value of its net assets.

LENDING SECURITIES
The Fund may lend up to 25% of its assets to qualified brokers, dealers and investors for their use in securities transactions. These transactions, if any, may generate additional income for the Fund.

PURCHASING SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS
The Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

PORTFOLIO TURNOVER

We anticipate that the Fund's annual portfolio turnover may be greater than 100%. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. High turnover can result in increased transaction costs and tax liability for investors and may affect the Fund's performance.


THE RISKS OF INVESTING IN THE FUND
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund, you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

                             RISKS                                                 HOW WE STRIVE TO MANAGE THEM
---------------------------------------------------------------    ----------------------------------------------------------
MARKET RISK: The risk that all or a majority of the securities     We maintain a long-term investment approach and focus on
in a certain market - like the stock or bond market - will         high quality individual bonds that we believe can provide
decline in value because of factors such as economic               a steady stream of income regardless of interim
conditions, future expectations or investor confidence.            fluctuations in the bond market. We generally do not buy
                                                                   and sell securities for short-term purposes.
Index swaps are subject to the same market risks as the
investment market or sector that the index represents.             In evaluating the use of an index swap, we carefully
Depending on the actual movements of the index and how well the    consider how market changes could affect the swap and how
portfolio manager forecasts those movements, a fund could          that compares to us investing directly in the market the
experience a higher or lower return than anticipated.              swap is intended to represent.

INDUSTRY AND SECURITY RISK: The risk that the value of             We diversify the Fund's assets across a variety of sectors
securities in a particular industry or the value of an             in the bond market. We also follow a rigorous selection
individual stock or bond will decline because of changing          process before choosing securities for the portfolio.
expectations for the performance of that industry or for the individual company issuing the stock or bond.

INTEREST RATE RISK: The risk that securities, particular bonds     Interest rate risk is the most significant risk for this
with longer maturities, will decrease in value if interest         Fund. In striving to manage this risk, we monitor economic
rates rise.                                                        conditions and the interest rate environment. We keep the
                                                                   average maturity of the portfolio as short as is prudent,
Swaps may be particularly sensitive to interest rate changes.      in keeping with our objective to provide high current
Depending on the actual movements of interest rates and how        income.
well the portfolio manager anticipates them, a Fund could
experience a higher or lower return than anticipated.              We will not invest in swaps with maturities of more than
                                                                   two years. Each business day we will calculate the amount
                                                                   the Fund must pay for swaps it holds and will segregate
                                                                   enough cash or other liquid securities to cover that
                                                                   amount.

CREDIT RISK: The possibility that a bond's issuer (or an entity    By focusing primarily on U.S. Treasury securities and
that insures the bond) will be unable to make timely payments      other securities that are backed by the U.S. government,
of interest and principal.                                         we minimize the possibility that any of the securities in
                                                                   our portfolio will not pay interest or principal. U.S.
                                                                   government securities are generally considered to be of
                                                                   the highest quality.

                                                                   When selecting non-government securities and the dealers
                                                                   with whom we do interest rate swaps, we focus on those
                                                                   with high quality ratings and do careful credit analysis
                                                                   before investing.

                             RISKS                                                 HOW WE STRIVE TO MANAGE THEM
---------------------------------------------------------------    ----------------------------------------------------------
PREPAYMENT RISK: The risk that homeowners will prepay mortgages    We take into consideration the likelihood of prepayment
during periods of low interest rates, forcing a fund to            when we select mortgages. We may look for mortgage
reinvest their money at interest rates that might be lower than    securities that have characteristics that make them less
those on the prepaid mortgage. Prepayment risk may also affect     likely to be prepaid, such as low outstanding loan
other types of debt securities, but generally to a lesser          balances or below-market interest rates.
extent than mortgage securities.

LIQUIDITY RISK:  The possibility that securities cannot be         U.S. Treasuries and other U.S. government debt securities
readily sold within seven days at approximately the price that     are typically the most liquid securities available.
a fund values them.                                                Therefore, liquidity risk is not a significant risk for
                                                                   this Fund.

                                                                   Swap agreements will be treated as illiquid securities,
                                                                   but most swap dealers will be willing to repurchase
                                                                   interest rate swaps.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information and on the Fund's website at www.delawarefunds.com.

WHO MANAGES THE FUND

INVESTMENT MANAGER

The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For these services, the manager was paid ____% of average daily net assets for the last fiscal year.


PORTFOLIO MANAGERS
Stephen R. Cianci and Paul Grillo have day-to-day responsibilities for making investment decisions for the Fund.

STEPHEN R. CIANCI, Senior Vice President/Senior Portfolio Manager of the Fund, holds a BS and an MBA in Finance from Widener University. Mr. Cianci became co-manager of the Fund in January 1999. He joined Delaware Investments' fixed-income department in 1992 as an investment grade quantitative research analyst. In addition to his quantitative research responsibilities, Mr. Cianci also served as a mortgage-backed and asset-backed securities analyst. Mr. Cianci is an Adjunct Professor of Finance at Widener University and is a CFA charterholder.

PAUL GRILLO, Vice President/Senior Portfolio Manager of the Fund, holds a bachelor's degree in Business Management from North Carolina State University and an MBA in Finance from Pace University. Mr. Grillo became co-manager of the Fund in January 1999. Prior to joining Delaware Investments in 1993, he served as Mortgage Strategist and Trader at the Dreyfus Corporation. He also served as Mortgage Strategist and Portfolio Manager at Chemical Investment Group and as Financial Analyst at Chemical Bank. Mr. Grillo is a CFA charterholder.

WHO'S WHO?
This diagram shows the various organizations involved with managing, administering and servicing the Delaware Investments Funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                BOARD OF TRUSTEES

INVESTMENT MANAGER                                     CUSTODIAN
Delaware Management Company                            JPMorgan Chase Bank
2005 Market Street                                     4 Chase Metrotech Center
Philadelphia, PA 19103-7094       THE FUND             Brooklyn, NY 11245

       DISTRIBUTOR                             SERVICE AGENT
       Delaware Distributors, L.P.             Delaware Service Company, Inc.
       2005 Market Street                      2005 Market Street
       Philadelphia, PA 19103-7094             Philadelphia, PA 19103-7094

       FINANCIAL INTERMEDIARY WHOLESALER
       Lincoln Financial Distributors, Inc.
       2001 Market Street
       Philadelphia, PA 19103-7055

PORTFOLIO MANAGERS
(see page ____ for details)

                               FINANCIAL ADVISORS

                                  SHAREHOLDERS

BOARD OF TRUSTEES A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. However, the Delaware Limited-Term Government Fund relies on certain exemptive rules created by the SEC that require the Board of Trustees overseeing the Fund to be comprised of a majority of such independent Trustees. These independent fund Trustees, in particular, are advocates for shareholder interests.

INVESTMENT MANAGER An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

PORTFOLIO MANAGERS Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

CUSTODIAN Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

DISTRIBUTOR Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker/dealers and are subject to NASD Regulation, Inc. (NASDR)(SM) rules governing mutual fund sales practices.

FINANCIAL INTERMEDIARY WHOLESALER Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries.

SERVICE AGENT Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

FINANCIAL ADVISORS Financial advisors provide advice to their clients, analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

SHAREHOLDERS Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

ABOUT YOUR ACCOUNT

INVESTING IN THE FUND
You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial advisor to determine which class best suits your investment goals and time frame.

CHOOSING A SHARE CLASS

CLASS A
o Class A shares have a front-end sales charge of up to 2.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

o If you invest $100,000 or more, your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

o Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% (contractually limited to 0.15% through February 28, 2005) of average daily net assets, which is lower than the 12b-1 fee for Class B, Class C and Class R shares.

o Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances described in the table below.

o Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares.

CLASS A SALES CHARGES

The following sales charge as a percentage of the amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual percentage will vary on the amount invested, rounding and the then-current NAV. Similarly, the actual sales charge as a percentage of offering price may be different due to the amount invested, rounding and the then-current offering price may be greater or lesser than the percentage shown.


                                 SALES CHARGE AS %    SALES CHARGE AS %
   AMOUNT OF PURCHASE            OF OFFERING PRICE    OF AMOUNT INVESTED
-----------------------------    -----------------    ------------------
Less than $100,000                            2.75%                 3.23%

$100,000 but under $250,000                   2.00%                 2.44%

$250,000 but under $1 million                 1.00%                 1.34%


As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial advisor is paid a commission on your purchase, you will have to pay a limited contingent deferred sales charge of 0.75% if you redeem these shares within the first year unless a specific waiver of the charge applies. See Dealer compensation on page [___] for a description of the amount of dealer compensation that is paid.


                                 SALES CHARGE AS %    SALES CHARGE AS %
   AMOUNT OF PURCHASE            OF OFFERING PRICE    OF AMOUNT INVESTED
-----------------------------    -----------------    ------------------
$1 million up to $5 million                   none                  none

Next $20 million up to
 $25 million                                  none                  none

Amount over $25 million                       none                  none

CLASS B
o Class B shares have no front-end sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within three years after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 2%. The contingent deferred sales charge is 1% during the second and third years and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately five years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A and Class R shares.


o Approximately five years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30% (contractually limited to 0.15% through April 30, 2006). Conversion may occur as late as three months after the fifth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS C
o Class C shares have no front-end sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Class C shares are subject to an annual 12b-1 fee no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A and Class R shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS R
o Class R shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. Class R shares are not subject to a contingent deferred sales charge.

o Class R shares are subject to an annual 12b-1 fee no greater than 0.60% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Because of the higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Unlike Class B shares, Class R shares do not automatically convert into another class.

o Class R shares generally are available only to (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) to IRA rollovers from plans maintained on Delaware's retirement recordkeeping system that are offering R Class shares to participants.

Except as noted above, no other IRA accounts are eligible for Class R shares (e.g., no SIMPLE IRA's, SEP-IRA's, SAR-SEP IRA's, Roth IRA's, etc.). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

Each share class may be eligible for purchase through programs sponsored by financial intermediaries where such program requires the purchase of a specific class of shares.


Any account holding Class A shares as of June 2, 2003 (the date Class R shares were made available) continues to be eligible to purchase Class A shares after that date. Any account holding Class R shares is not eligible to purchase Class A shares.


DEALER COMPENSATION

Your financial advisor who sells you shares of the Fund may be eligible to receive the following amounts as compensation for your investment in the Fund. These amounts are paid by the distributor to the securities dealer with whom your financial advisor is associated.


                                CLASS A(1)  CLASS B(2)  CLASS C(3)  CLASS R(4)
                                ----------  ----------  ----------  ----------
COMMISSION (%)                           -        2.00%       1.00%          -
Investment up to $99,999              2.35%          -           -           -
$100,000 - $249,999                   1.75%          -           -           -
$250,000 - $999,999                   0.75%          -           -           -
$1,000,000 - $4,999,999               0.75%          -           -           -
$5,000,000 - $24,999,999              0.50%          -           -           -
$25,000,000 or more                   0.25%          -           -           -
12b-1 FEE TO DEALER                   0.30%       0.15%       1.00%       0.60%



(1) On sales of Class A shares, the Distributor re-allows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer is eligible to receive up to 0.30% 12b-1 fee applicable to Class A shares. The maximum 12b-1 fee applicable to Class A shares is 0.30%, however the Distributor has contracted to limit this amount to 0.15% through April 30, 2006.

(2) On sales of Class B shares, the Distributor pays your securities dealer an up-front commission of 2.00%. Your securities dealer also may be eligible to receive a 12b-1 fee of up to 0.15% from the date of purchase. After approximately eight years, Class B shares automatically convert into Class A shares and dealers may then be eligible to receive the 0.30% 12b-1 fee applicable to Class A.


(3) On sales of Class C shares, the Distributor pays your securities dealer an up-front commission of 1.00%. The up-front commission includes an advance of the first year's 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the up-front commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

(4) On sales of Class R shares, the Distributor does not pay your securities dealer an up-front commission. Your securities dealer may be eligible to receive a 12b-1 of up to 0.60% from the date of purchase.

HOW TO REDUCE YOUR SALES CHARGE
We offer a number of ways to reduce or eliminate the sales charge on shares. You may also need to provide information to your financial advisor or the Fund in order to qualify for a reduction in sales charges, such as your other Delaware Investments fund holdings and the names and their holdings of qualifying family members. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial advisor. You or your financial advisor must notify us at the time you purchase shares if you are eligible for any of these programs. Class R shares have no up-front sales charge.

                                                                                          SHARE CLASS
                                                                ------------------------------------------------------------
     PROGRAM            HOW IT WORKS                                 A                    B                        C
-------------------     -----------------------------------     -----------     --------------------------------------------
Letter of Intent        Through a Letter of Intent you               X          Although the Letter of Intent and Rights of
                        agree to invest a certain amount in                     Accumulation do not apply to the purchase of
                        Delaware Investments Funds (except                      Class B and Class C shares, you can combine
                        money market funds with no sales                        your purchase of Class A shares with your
                        charge) over a 13-month period to                       purchase of Class B and Class C shares to
                        qualify for reduced front-end sales                     fulfill your Letter of Intent or qualify for
                        charges.                                                Rights of Accumulation.

Rights of               You can combine your holdings or             X
Accumulation            purchases of all funds in the
                        Delaware Investments family
                        (except money market funds with
                        no sales charge) as well as the
                        holdings and purchases of your
                        spouse and children under 21 to
                        qualify for reduced front-end
                        sales charges.

Reinvestment of         Up to 12 months after you redeem        For Class       For Class B, your account       Not
Redeemed Shares         shares, you can reinvest the            A, you will     will be credited with the       available.
                        proceeds without paying a sales         not have to     contingent deferred sales
                        charge as noted to the right.           pay an          charge you previously paid
                                                                additional      on the amount you are
                                                                front-end       reinvesting. Your schedule
                                                                sales           for contingent deferred
                                                                charge.         sales charges and
                                                                                conversion to Class A will
                                                                                not start over again; it
                                                                                will pick up from the point
                                                                                at which you redeemed your
                                                                                shares.

SIMPLE/IRA,             These investment plans may qualify           X          There is no reduction in sales charges for
SEP/IRA, SAR/SEP,       for reduced sales charges by                            Class B or Class C shares for group purchases
Prototype Profit        combining the purchases of all                          by retirement plans.
Sharing, Pension,       members of the group. Members of
401(k), SIMPLE          these groups may also qualify to
401(k), 403(b)(7),      purchase shares without a front-end
and 457 Retirement      sales charge and may qualify for a
Plans                   waiver of any contingent deferred
                        sales charges.

HOW TO BUY SHARES

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

THROUGH YOUR FINANCIAL ADVISOR
Your financial advisor can handle all the details of purchasing shares, including opening an account. Your advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

BY MAIL
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

BY WIRE
Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

BY EXCHANGE
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

THROUGH AUTOMATED SHAREHOLDER SERVICES
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Once you have completed an application, you can generally open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares in an Individual Retirement Account
(IRA) or Roth IRA, under the Uniform Gifts to Minors Act, or the Uniform Transfers to Minors Act, or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of $25 or more. The minimum for a Coverdell Education Savings Account (formerly an "Education IRA") is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Coverdell Education Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order. In particular, we reserve the right to reject any specific purchase order for any person whose transactions seem to follow a "market timing" pattern. If we or an authorized agent receives your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), you will pay that day's closing share price which is based on the Fund's net asset value. If your order is received after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of regular trading on the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

FAIR VALUATION
When a Fund uses fair value pricing, it may take into account any factors it deems appropriate. A Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. Funds may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, the Fund's Board has delegated responsibility for valuing a Fund's assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, to value the Fund's assets on behalf of the Fund. The Pricing Committee values Fund assets as described above.

RETIREMENT PLANS
In addition to being an appropriate investment for your IRA, Roth IRA and Coverdell Education Savings Account, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial advisor, or call 800 523-1918.

HOW TO REDEEM SHARES

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

THROUGH YOUR FINANCIAL ADVISOR
Your financial advisor can handle all the details of redeeming your shares. Your advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

BY MAIL
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. All owners of the account must sign the request, and for redemptions of $100,000 or more, you must include a signature guarantee for each owner. Signature guarantees are also required when you request redemption proceeds to be sent to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

BY TELEPHONE
You can redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

BY WIRE
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next business day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

THROUGH AUTOMATED SHAREHOLDER SERVICES
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A HAND HOLDING A PEN]

THROUGH CHECKWRITING
You may redeem Class A shares by writing checks of $500 or more. Checks must be signed by all owners of the account unless you indicate otherwise on your Investment Application. The checkwriting feature is not available for retirement plans. Also, because dividends are declared daily, you may not close your account by writing a check. When you write checks you are subject to bank regulations and may be subject to a charge if the check amount exceeds the value of your account.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and we or an authorized agent receives the request before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), you will receive the net asset value next determined after we receive your request. If we receive your request after the close of regular trading on the New York Stock Exchange, you will receive the net asset value next determined on the next business day. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

ACCOUNT MINIMUMS
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs and Roth IRAs, Uniform Gifts to Minors Act or Uniform Transfers to Minors Act accounts or accounts with automatic investing plans and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, your Fund may redeem your account after 60 days' written notice to you.

SPECIAL SERVICES
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

AUTOMATIC INVESTING PLAN
The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

DIRECT DEPOSIT
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.

WEALTH BUILDER OPTION
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

ONLINE ACCOUNT ACCESS
Account access is a password protected area of the Delaware Investments Web site that gives you access to your account information and allows you to perform transactions in a secure environment.

ELECTRONIC DELIVERY
With Delaware eDelivery you can receive your fund documents electronically instead of via the U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure environment at any time, from anywhere.

DIVIDEND REINVESTMENT PLAN
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

EXCHANGES
You can exchange all or part of your shares, normally for shares of the same class in another Delaware Investments Fund without paying a front-end sales charge or a contingent deferred sales charge at the time of the exchange. We may refuse the purchase side of any exchange request, if, in the investment manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be refused. However, if you exchange shares from a money market fund that does not have a sales charge or from Class R shares of any fund you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the contingent deferred sales charge will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

MONEYLINE(SM) ON DEMAND SERVICE
Through our MoneyLine(SM) On Demand Service, you or your financial advisor may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000, except for purchases into IRAs. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

MONEYLINE DIRECT DEPOSIT SERVICE
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

SYSTEMATIC WITHDRAWAL PLAN
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable contingent deferred sales charge, including an assessment for previously redeemed amounts under the Plan.

FREQUENT TRADING OF FUND SHARES
The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund's Board of Trustees has adopted policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its shareholders, such as market timing. The Fund will consider anyone who follows a pattern of market timing in any fund in the Delaware Investments Family of Funds or the Optimum Funds Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive rapid short-term "roundtrips", or in other words, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous short-term roundtrip in that fund, you may be considered a market timer. The purchase and sale of fund shares through the use of the exchange privilege are also included in determining whether market timing has occurred. The Fund also reserves the right to consider other trading patterns as market timing.

Your ability to use the Fund's exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

However, sales of Fund shares back to a Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current Prospectus. This may result in an undesirable situation where a shareholder with an account closed to new purchases could be faced with a costly redemption of Fund shares if, for example, these shares have declined in value, the shareholder recently paid a front-end sales charge or the shares are subject to a CDSC, or the sale results in adverse tax consequences to the shareholder. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund reserves the right to modify this policy, including any monitoring procedures and the procedures to close accounts to new purchases established from time to time to effectuate this policy, at any time without notice. Though the implementation of this policy involves judgments that are inherently subjective and involves some selectivity in their application, we seek to make judgments and applications that are consistent with the interests of the Fund's shareholders. While we will seek to take actions that will detect market timing, we cannot represent that such trading activity can be completely eliminated.

RISKS OF MARKET TIMING
By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Fund performance.

A Fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 4:00 p.m. Eastern Time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the Fund calculates its own share price. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Fund that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small cap securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

TRANSACTION MONITORING PROCEDURES
The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which includes scrutinizing transactions in Fund shares for transactions in violation of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Fund may consider trading activity in multiple accounts under common ownership, control, or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances, such as for certain retirement plans, to conform to plan exchange limits or U.S. Department of Labor regulations, or for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain brokers, dealers, and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund seeks to apply their monitoring procedures to these omnibus account arrangements and to the individual participant level in such accounts. In efforts to discourage market timers in such accounts the Fund may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account.

LIMITATIONS ON ABILITY TO DETECT AND CURTAIL MARKET TIMING
Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing in Fund shares attributable to a particular investor who effects purchase and/or exchange activity in Fund shares through omnibus accounts. Also, multiple tiers of these entities may exist, each utilizing an omnibus account arrangement, which may further compound the difficulty of detecting excessive or short duration trading activity in Fund shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES
Dividends are declared daily and paid monthly. Short-term capital gains if any, may be paid quarterly, but the board of trustees may choose to distribute them less frequently. Long-term capital gains, if any, will be distributed annually. We automatically reinvest all dividends and capital gains, unless you direct us otherwise.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Funds may declare special year-end dividend and capital gains distributions during November and December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by the Funds and received by shareholders on the earlier of the date paid or December 31 of the prior year.

The tax status of your dividends from the Funds is the same whether you reinvest your dividends or receive them in cash.

Distributions from the Funds' long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. The tax rate on capital gains is less than the tax rate on ordinary income.


You also may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

CERTAIN MANAGEMENT CONSIDERATIONS

INVESTMENTS BY FUND OF FUNDS AND INVESTMENT VEHICLES THAT OPERATE SIMILARLY TO FUNDS OF FUNDS
The Fund accepts investments from funds of funds, including those within Delaware Investments family, and investment vehicles that operate similarly to funds of funds, such as 529 plans. A "529 Plan" is a college savings program that operates under section 529 of the Internal Revenue Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by the funds of funds and/or similar investment vehicles and will attempt to minimize any adverse effects on the Fund and funds of funds and/or similar investment vehicle as a result of these transactions.

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLE is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. [This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling
800 523-1918.]


                                                                                      CLASS A
                                                                                  YEAR ENDED 12/31
                                                                ----------------------------------------------------
DELAWARE LIMITED-TERM GOVERNMENT FUND                               2004       2003       2002    2001(1)     2000
-------------------------------------------------------------   --------   --------   --------   --------   --------
Net asset value, beginning of period

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income
Return of capital
Total dividends and distributions
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(3)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly
Portfolio turnover


(1) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.068, an increase in net realized and unrealized gain
     (loss) per share of $0.068, and a decrease in the ratio of net investment income to average net assets of 0.80%. Per share data and ratios for periods prior to January 1, 2001, have not been restated to reflect these changes in accounting.
(2) Date of commencement of operations. Ratios have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.


                                                              CLASS B                                  CLASS C
                                                          YEAR ENDED 12/31                         YEAR ENDED 12/31
                                               ---------------------------------------  ---------------------------------------
DELAWARE LIMITED-TERM GOVERNMENT FUND            2004    2003    2002  2001(1)   2000            2003    2002   2001(1)   2000
---------------------------------------------  ------  ------  ------  -------  ------  ------  ------  ------  -------  ------
Net asset value, beginning of period

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income
Net realized and unrealized gain (loss) on
 investments
Total from investment operations

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income
Return of capital
Total dividends and distributions
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(3)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to expense limitations and expenses paid indirectly
Ratio of net investment income to average net
 assets
Ratio of net investment income to average net assets prior to expense limitations and expenses paid indirectly
Portfolio turnover

                                                               CLASS B
                                                           YEAR ENDED 12/31
                                                           -----------------
                                                                     Class R
                                                                      Period
                                                                   6/2/03(2)
                                                                     through
DELAWARE LIMITED-TERM GOVERNMENT FUND                      2004    12/31/03
------------------------------------------------------     ----   ---------
Net asset value, beginning of period

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income
Return of capital
Total dividends and distributions
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(3)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to
 expense limitations and expenses paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to expense limitations and expenses paid indirectly
Portfolio turnover

HOW TO READ THE FINANCIAL HIGHLIGHTS

NET INVESTMENT INCOME (LOSS)
Net investment income (loss) includes dividend and interest income earned from the Fund's investments; it is after expenses have been deducted.

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be under "Less dividends and distributions from - Net realized gain on investments."

NET ASSET VALUE (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

TOTAL RETURN
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

NET ASSETS
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

RATIO OF EXPENSES TO AVERAGE NET ASSETS
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
We determine this ratio by dividing net investment income by average net assets.

PORTFOLIO TURNOVER
This figure tells you the amount of trading activity in a fund's portfolio. A turnover rate of 100% would occur if the Fund sold and replaced securities valued at 100% of its net assets within one year, if for example the Fund bought and sold all of the securities in its portfolio once in the course of a year, or frequently traded a single security. High turnover can result in increased transaction costs and tax liability for investors.

GLOSSARY

HOW TO USE THIS GLOSSARY
This glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

AMORTIZED COST
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

AVERAGE MATURITY
An average of when the individual bonds and other debt securities held in a portfolio will mature.

BOND
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates. Generally, when interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. See Fixed-income securities.

BOND RATINGS
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical ratings organization.

CAPITAL
The amount of money you invest.

CAPITAL APPRECIATION
An increase in the value of an investment.

CAPITAL GAINS DISTRIBUTIONS
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

COMMISSION
The fee an investor pays to a financial advisor for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

COMPOUNDING
Earnings on an investment's previous earnings.

CONSUMER PRICE INDEX (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

CONTINGENT DEFERRED SALES CHARGE (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial advisor for advice and service, rather than an up-front commission.

CORPORATE BOND
A debt security issued by a corporation. See Bond.

COST BASIS
The original purchase price of an investment, used in determining capital gains and losses.

DEPRECIATION
A decline in an investment's value.

DIVERSIFICATION
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

DIVIDEND DISTRIBUTION
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

DURATION
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

EXPENSE RATIO
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

FINANCIAL ADVISOR
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

FIXED-INCOME SECURITIES
With fixed-income securities, the money you originally invest is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.

GOVERNMENT SECURITIES
Securities issued by the U.S. government or its agencies. They include Treasuries as well as agency-backed securities such as Fannie Maes.

INFLATION
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

INVESTMENT GOAL
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

MANAGEMENT FEE
The amount paid by a mutual fund to the investment advisor for management services, expressed as an annual percentage of the fund's average daily net assets.

MARKET CAPITALIZATION
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

MATURITY
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

MERRILL LYNCH ONE-TO-THREE YEAR TREASURY INDEX
An unmanaged index of U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years. It does not include inflation linked U.S. government bonds.

NASD REGULATION, INC. (NASDR)(SM)
The independent subsidiary of the National Association of Securities Dealers, Inc. responsible for regulating the securities industry.

NATIONALLY RECOGNIZED STATISTICAL RATINGS ORGANIZATION  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's (S&P) and Fitch, Inc. (Fitch).

NET ASSETS
Net assets for purposes of the Fund's 80% Policy means the total value of all assets in the Fund's portfolio, minus any liabilities, plus the amount of the Fund's borrowings, if any, for investment purposes.

NET ASSET VALUE (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

PREFERRED STOCK
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

PRINCIPAL
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

PROSPECTUS
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

REDEEM
To cash in your shares by selling them back to the mutual fund.

RISK
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

SALES CHARGE
Charge on the purchase or redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate advisors for advice and service provided.

SEC (SECURITIES AND EXCHANGE COMMISSION)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

SHARE CLASSES
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

SIGNATURE GUARANTEE
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

STANDARD DEVIATION
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

STOCK
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

TOTAL RETURN
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

UNIFORM GIFTS TO MINORS ACT AND UNIFORM TRANSFERS TO MINORS ACT
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

VOLATILITY
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

DELAWARE LIMITED-TERM GOVERNMENT FUND

Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918. You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 942-8090.

WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

SHAREHOLDER SERVICE CENTER
800 523-1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 7 p.m. Eastern
Time:

o    For fund information, literature, price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions and telephone exchanges.

DELAPHONE SERVICE
800 362-FUND (800 362-3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

DELAWARE FUND SYMBOLS:          CUSIP               NASDAQ
----------------------     ---------------       ------------
Class A                       245912308             DTRIX
Class B                       245912605             DTIBX
Class C                       245912704             DTICX
Class R                       245912803             DLTRX

Investment Company Act file number: 811-3363


R-022 [--] IVES 4/05

                     DELAWARE
                     INVESTMENTS(SM)
                     --------------------------------------
                     A member of Lincoln Funancial Group (R)


                      DELAWARE LIMITED-TERM GOVERNMENT FUND

                               Institutional Class

                                   PROSPECTUS

                                 April __, 2005

                                  FIXED INCOME

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND PROFILE                                      PAGE
Delaware Limited-Term Government Fund

HOW WE MANAGE THE FUND                            PAGE
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund
Disclosure of portfolio holdings information

WHO MANAGES THE FUND                              PAGE
Investment manager
Portfolio managers
Who's who?

ABOUT YOUR ACCOUNT                                PAGE
Investing in the Fund
How to buy shares
Fair valuation
How to redeem shares
Account minimum


Frequent trading of Fund shares
Distribution, distributions and taxes
Certain management considerations

FINANCIAL HIGHLIGHTS                              PAGE

GLOSSARY                                          PAGE

PROFILE: DELAWARE LIMITED-TERM GOVERNMENT FUND

WHAT IS THE FUND'S GOAL?
Delaware Limited-Term Government Fund seeks to provide a high stable level of income, while attempting to minimize fluctuations in principal and provide maximum liquidity. Although the Fund will strive to meet its goal, there is no assurance that it will.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
We invest primarily in short- and intermediate-term U.S. government securities. These are debt securities issued or guaranteed by the U.S., such as U.S. Treasuries, securities issued by U.S. government agencies or instrumentalities, such as securities of the Government National Mortgage Association, and securities that are privately issued but are 100% collateralized by securities or certificates issued or guaranteed by the U.S. government, its agencies or instrumentalities. We may also invest up to 20% of the Fund's net assets in corporate notes and bonds, certificates of deposit and obligations of U.S. and foreign banks, commercial paper, certain asset-backed securities and non-agency mortgage-backed securities.

The level of income the Fund provides will vary depending on current interest rates and the specific securities in the portfolio. However, since longer-term rates are generally less volatile than short-term rates, the Fund's income may fluctuate less than a money market fund's income.

Under normal circumstances, the Fund will invest at least 80% ("80% Policy") of its net assets in U.S. government securities. This 80% Policy cannot be changed without shareholder approval. However, shareholders would be given at least
60 days notice prior to any such change.




WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolio will likely decline.

For a more complete discussion of risk, please see "The risks of investing in the Fund" on page ____.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

WHO SHOULD INVEST IN THE FUND
o    Investors with intermediate or long-term financial goals.
o    Investors seeking monthly income.
o Investors who would like a relatively conservative income investment to help balance a growth-oriented long-term portfolio.
o Investors seeking a high quality investment with a measure of capital preservation.

WHO SHOULD NOT INVEST IN THE FUND
o    Investors with very short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, especially over the short term.
o Investors who want an investment with a fixed share price, such as a money market fund.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

HOW HAS DELAWARE LIMITED-TERM GOVERNMENT FUND PERFORMED?

THIS BAR CHART AND TABLE can help you evaluate the risks of investing in the Fund. We show how returns before taxes for the Fund's Institutional Class shares have varied over the past ten calendar years, as well as the average annual returns for one-year, five-year and ten-year periods. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns for 2001, 2002, 2003 and 2004 reflect an expense limitation and would have been lower without the limitation.


During the periods illustrated in this bar chart, the Institutional Class' highest return was ___% for the quarter ended _____________ and its lowest return was _____% for the quarter ended ________________.


[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (INSTITUTIONAL CLASS)]

YEAR-BY-YEAR TOTAL RETURN (Institutional Class)


1995    1996    1997    1998    1999    2000    2001    2002    2003    2004
----    ----    ----    ----    ----    ----    ----    ----    ----    ----
   %       %       %       %       %       %       %       %       %       %



AVERAGE ANNUAL RETURNS for periods ending 12/31/04



                                                         1 YEAR    5 YEARS    10 YEARS
                                                         ------    -------    --------
Return before taxes                                           %          %           %
Return after taxes on distributions                           %          %           %
Return after taxes on distributions
 and sale of Fund shares                                      %          %           %
Merrill Lynch One-to-Three Year Treasury Index
 (reflects no deduction for fees, expenses or taxes)          %          %           %


The Fund's returns above are compared to the performance of the Merrill Lynch One-to-Three Year Treasury Index. You should remember that unlike the Fund, the index is unmanaged and does not include the costs of operating a mutual fund, such as the cost of buying, selling and holding securities.

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

WHAT ARE THE FUND'S FEES AND EXPENSES?
YOU DO NOT PAY SALES CHARGES directly from your investments when you buy or sell shares of the Institutional Class.

Maximum sales charge (load) imposed on              none
 purchases as a percentage of offering price
Maximum contingent deferred sales charge            none
 (load) as a percentage of original purchase
 price or redemption price, whichever is lower
Maximum sales charge (load) imposed                 none
 on reinvested dividends
Redemption fees                                     none
Exchange fees(1)                                    none

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund's assets.


Management fees                                     0.50%
Distribution and service (12b-1) fees               none
Other expenses                                      ____%
Total operating expenses                            ____%
Fee waivers and payments(2)                        (____%)
Net expenses                                        ____%


THIS EXAMPLE is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. (3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.


1 year      $  ___
3 years     $  ___
5 years     $  ___
10 years    $  ___


(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2) The investment manager has contracted to waive fees and pay expenses through April 30, 2006 in order to prevent total operating expenses (excluding taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.65 of average daily net assets.

(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example reflects the net operating expenses with expense waivers for the one-year contractual period and total operating expenses without expense waivers for years two through ten.

HOW WE MANAGE THE FUND

OUR INVESTMENT STRATEGIES
We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Fund. Following are descriptions of how the portfolio managers pursue the Fund's investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

We invest primarily in short- and intermediate-term fixed income securities including:
o securities issued or guaranteed by the U.S. government such as U.S. Treasuries; and
o securities issued by U.S. government agencies or instrumentalities such as securities of the Government National Mortgage Association.

We may invest in instruments that use these government securities as collateral. We may invest up to 20% of the Fund's net assets in corporate notes and bonds, certificates of deposit and obligations of both U.S. and foreign banks, commercial paper, certain asset-backed securities and non-agency mortgage-backed securities.

The Fund's level of income and the stability of its share price will be directly affected by changes in short- and intermediate-term interest rates. We anticipate that the level of income could be higher than a money market fund. However, the Fund's share price will increase and decrease with changes in interest rates. This makes its risk level greater than that of a money market fund.


We strive to reduce the effects of interest rate changes on the share price by maintaining an average effective duration of two to three years. The average effective duration is determined by averaging the individual effective duration of all securities in the portfolio. If we believe that interest rates are historically low, we may shorten the average effective duration to two years. Conversely, if we believe rates are high and therefore likely to go lower, we may increase average effective duration to as high as three years.


The Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective was changed, we would notify shareholders before the change in the objective became effective.

THE SECURITIES WE TYPICALLY INVEST IN
Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation.

                         SECURITIES                                              HOW WE USE THEM
------------------------------------------------------------   --------------------------------------------------
DIRECT U.S. TREASURY OBLIGATIONS include Treasury bills,       We may invest without limit in U.S. Treasury
notes and bonds of varying maturities. U.S. Treasury           securities, although they are typically not our
securities are backed by the "full faith and credit" of the    largest holding because they generally do not
United States.                                                 offer as high a level of current income as other
                                                               fixed-income securities.

MORTGAGE-BACKED SECURITIES: Fixed-income securities that       There is no limit on government-related
represent pools of mortgages, with investors receiving         mortgage-backed securities.
principal and interest payments as the underlying mortgage
loans are paid back. Many are issued and guaranteed against    We may invest up to 35% of net assets in
default by the U.S. government or its agencies or              mortgage-backed securities issued by private
instrumentalities, such as the Federal Home Loan Mortgage      entities if at the time they are issued they are
Corporation, Fannie Mae and the Government National Mortgage   100% collateralized by securities or certificates
Association. Others are issued by private financial            issued or guaranteed by the U.S. government, its
institutions, with some fully collateralized by certificates   agencies or instrumentalities. These securities
issued or guaranteed by the government or its agencies or      must be rated in one of the two highest categories
instrumentalities.                                             by a nationally recognized statistical rating
                                                               organization (NRSRO) at the time of purchase.

                                                               The Fund may also invest in mortgage-backed
                                                               securities that are not government securities and
                                                               are not directly guaranteed by the U.S. government
                                                               in any way. They are secured by the underlying
                                                               collateral of the private issuer. These include
                                                               collateralized mortgage obligations (CMOs), real
                                                               estate mortgage investment conduits (REMICs) and
                                                               commercial mortgage-backed securities (CMBSs). We
                                                               may invest in these securities only if they are
                                                               rated in the highest quality category, such as
                                                               AAA, by an NRSRO. However, the Fund may not invest
                                                               more than 20% of its net assets in securities that
                                                               are not government securities or do not use
                                                               government securities as collateral.

ASSET-BACKED SECURITIES: Bonds or notes backed by accounts     We may invest only in asset-backed securities
receivable including home equity, automobile or credit         rated in the highest quality category, such as
loans.                                                         AAA, by an NRSRO. However, we may not invest more
                                                               than 20% of the Fund's net assets in securities
                                                               (including these asset-backed securities) that are
                                                               not government securities or do not use government
                                                               securities as collateral.

REPURCHASE AGREEMENTS: An agreement between a buyer of         Typically, we use repurchase agreements as a
securities, such as a Fund, and a seller of securities in      short-term investment for the Fund's cash
which the seller agrees to buy the securities back within a    position. In order to enter into these repurchase
specified time at the same price the buyer paid for them,      agreements, the Fund must have collateral of 102%
plus an amount equal to an agreed upon interest rate.          of the repurchase price. The Fund will only enter
Repurchase agreements are often viewed as equivalent to        into repurchase agreements in which the collateral
cash.                                                          is comprised of U.S. government securities.

                         SECURITIES                                              HOW WE USE THEM
------------------------------------------------------------   --------------------------------------------------
INTEREST RATE SWAP AND INDEX SWAP AGREEMENTS: In an interest   We may use interest rate swaps to adjust the
rate swap, a fund receives payments from another party based   Fund's sensitivity to interest rates, or to hedge
on a floating interest rate in return for making payments      against changes in interest rates.
based on a fixed interest rate. An interest rate swap can
also work in reverse, with a fund receiving payments based     Index swaps may be used to gain exposure to
on a fixed interest rate and making payments based on a        markets that the Fund invests in, such as the
floating interest rate. In an index swap, a fund receives      corporate bond market.
gains or incurs losses based on the total return of an
index, in exchange for making fixed or floating interest       Interest rate swaps and index swaps will be
rate payments to another party.                                considered illiquid securities (see below).

OPTIONS AND FUTURES: Options represent a right to buy or       At times when we anticipate adverse conditions, we
sell a security or a group of securities at an agreed upon     may want to protect gains on securities without
price at a future date. The purchaser of an option may or      actually selling them. We might use options or
may not choose to go through with the transaction. The         futures to neutralize the effect of any price
seller of an option, however, must go through with the         declines, without selling a bond or bonds, or as a
transaction if its purchaser exercises the option.             hedge against changes in interest rates. We may
                                                               also sell an option contract (often referred to as
                                                               "writing" an option) to earn additional income for
                                                               the Fund.

Futures contracts are agreements for the purchase or sale of   Use of these strategies can increase the operating
a security or a group of securities at a specified price, on   costs of the Fund and can lead to loss of
a specified date. Unlike purchasing an option, a futures       principal.
contract must be executed unless it is sold before the
settlement date.

Certain options and futures may be considered to be derivative securities.

RESTRICTED SECURITIES: Privately placed securities whose       We may invest in privately placed securities
resale is restricted under securities law.                     including those that are eligible for resale only
                                                               among certain institutional buyers without
                                                               registration, which are commonly known as "Rule
                                                               144A Securities." Other restricted securities must
                                                               be limited to 10% of total Fund assets.

ILLIQUID SECURITIES: Securities that do not have a ready       We may invest up to 10% of total assets in
market and cannot be easily sold within seven days at          illiquid securities.
approximately the price that a Fund has valued them.

The Fund may also invest in other securities including certificates of deposit and obligations of both U.S. and foreign banks; corporate debt and commercial paper; and American Depositary Receipts. Please see the Statement of Additional Information for additional descriptions on these securities as well as those listed in the table above.

BORROWING FROM BANKS
The Fund may borrow money as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. The Fund will not borrow money in excess of one-third of the value of its net assets.

LENDING SECURITIES
The Fund may lend up to 25% of its assets to qualified brokers, dealers and investors for their use in securities transactions. These transactions, if any, may generate additional income for the Fund.

PURCHASING SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS
The Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

PORTFOLIO TURNOVER

We anticipate that the Fund's annual portfolio turnover may be greater than 100%. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. High turnover can result in increased transaction costs and tax liability for investors and may affect the Fund's performance.


THE RISKS OF INVESTING IN THE FUND
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund, you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

                       RISKS                                     HOW WE STRIVE TO MANAGE THEM
--------------------------------------------------    --------------------------------------------------
MARKET RISK: The risk that all or a majority of       We maintain a long-term investment approach and
the securities in a certain market - like the         focus on high quality individual bonds that we
stock or bond market - will decline in value          believe can provide a steady stream of income
because of factors such as economic conditions,       regardless of interim fluctuations in the bond
future expectations or investor confidence.           market. We generally do not buy and sell
                                                      securities for short-term purposes.

Index swaps are subject to the same market risks      In evaluating the use of an index swap, we
as the investment market or sector that the index     carefully consider how market changes could affect
represents. Depending on the actual movements of      the swap and how that compares to us investing
the index and how well the portfolio manager          directly in the market the swap is intended to
forecasts those movements, a fund could experience    represent.
a higher or lower return than anticipated.

INDUSTRY AND SECURITY RISK: The risk that the         We diversify the Fund's assets across a variety of
value of securities in a particular industry or       sectors in the bond market. We also follow a
the value of an individual stock or bond will         rigorous selection process before choosing
decline because of changing expectations for the      securities for the portfolio.
performance of that industry or for the individual
company issuing the stock or bond.

INTEREST RATE RISK: The risk that securities,         Interest rate risk is the most significant risk
particular bonds with longer maturities, will         for this Fund. In striving to manage this risk, we
decrease in value if interest rates rise.             monitor economic conditions and the interest rate
                                                      environment. We keep the average maturity of the
Swaps may be particularly sensitive to interest       portfolio as short as is prudent, in keeping with
rate changes. Depending on the actual movements of    our objective to provide high current income.
interest rates and how well the portfolio manager
anticipates them, a Fund could experience a higher    We will not invest in swaps with maturities of
or lower return than anticipated.                     more than two years. Each business day we will
                                                      calculate the amount the Fund must pay for swaps
                                                      it holds and will segregate enough cash or other
                                                      liquid securities to cover that amount.

                       RISKS                                     HOW WE STRIVE TO MANAGE THEM
--------------------------------------------------    --------------------------------------------------
CREDIT RISK: The possibility that a bond's issuer     By focusing primarily on U.S. Treasury securities
(or an entity that insures the bond) will be          and other securities that are backed by the U.S.
unable to make timely payments of interest and        government, we minimize the possibility that any
principal.                                            of the securities in our portfolio will not pay
                                                      interest or principal. U.S. government securities
                                                      are generally considered to be of the highest
                                                      quality.

                                                      When selecting non-government securities and the
                                                      dealers with whom we do interest rate swaps, we
                                                      focus on those with high quality ratings and do
                                                      careful credit analysis before investing.

PREPAYMENT RISK: The risk that homeowners will        We take into consideration the likelihood of
prepay mortgages during periods of low interest       prepayment when we select mortgages. We may look
rates, forcing a Fund to reinvest their money at      for mortgage securities that have characteristics
interest rates that might be lower than those on      that make them less likely to be prepaid, such as
the prepaid mortgage. Prepayment risk may also        low outstanding loan balances or below-market
affect other types of debt securities, but            interest rates.
generally to a lesser extent than mortgage
securities.

LIQUIDITY RISK: The possibility that securities       U.S. Treasuries and other U.S. government debt
cannot be readily sold within seven days at           securities are typically the most liquid
approximately the price that a fund has valued        securities available. Therefore, liquidity risk is
them.                                                 not a significant risk for this Fund.

                                                      Swap agreements will be treated as illiquid
                                                      securities, but most swap dealers will be willing
                                                      to repurchase interest rate swaps.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information and on the Fund's website at www.delawarefunds.com.

WHO MANAGES THE FUND

INVESTMENT MANAGER

The Fund is managed by Delaware Management Company, a Fund of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For these services, the manager was paid ___% of average daily net assets for the last fiscal year.


PORTFOLIO MANAGERS
Stephen R. Cianci and Paul Grillo have day-to-day responsibilities for making investment decisions for the Fund.

STEPHEN R. CIANCI, Senior Vice President/Senior Portfolio Manager of the Fund, holds a BS and an MBA in Finance from Widener University. Mr. Cianci became co-manager of the Fund in January 1999. He joined Delaware Investments' fixed-income department in 1992 as an investment grade quantitative research analyst. In addition to his quantitative research responsibilities, Mr. Cianci also served as a mortgage-backed and asset-backed securities analyst. Mr. Cianci is an Adjunct Professor of Finance at Widener University and is a CFA charterholder.

PAUL GRILLO, Vice President/Senior Portfolio Manager of the Fund, holds a bachelor's degree in Business Management from North Carolina State University and an MBA in Finance from Pace University. Mr. Grillo became co-manager of the Fund in January 1999. Prior to joining Delaware Investments in 1993, he served as Mortgage Strategist and Trader at the Dreyfus Corporation. He also served as Mortgage Strategist and Portfolio Manager at Chemical Investment Group and as Financial Analyst at Chemical Bank. Mr. Grillo is a CFA charterholder.

WHO'S WHO?
This diagram shows the various organizations involved with managing, administering and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                BOARD OF TRUSTEES

INVESTMENT MANAGER                                      CUSTODIAN
Delaware Management Company                             JPMorgan Chase Bank
2005 Market Street                  THE FUND            4 Chase Metrotech Center
Philadelphia, PA 19103-7094                             Brooklyn, NY 11245

         DISTRIBUTOR                            SERVICE AGENT
         Delaware Distributors, L.P.            Delaware Service Company, Inc.
         2005 Market Street                     2005 Market Street
         Philadelphia, PA 19103-7094            Philadelphia, PA 19103-7094

         FINANCIAL INTERMEDIARY WHOLESALER
         Lincoln Financial Distributors, Inc.
         2001 Market Street
         Philadelphia, PA 19103-7055

PORTFOLIO MANAGERS
(see page ____ for details)
                                  SHAREHOLDERS

BOARD OF TRUSTEES A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. However, the Delaware Limited-Term Government Fund relies on certain exemptive rules created by the SEC that require the Board of Trustees overseeing the Fund to be comprised of a majority of such independent Trustees. These independent fund Trustees, in particular, are advocates for shareholder interests.

INVESTMENT MANAGER An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

PORTFOLIO MANAGERS Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

CUSTODIAN Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

DISTRIBUTOR Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker/dealers and are subject to NASD Regulation, Inc. (NASDR(SM)) rules governing mutual fund sales practices.

FINANCIAL INTERMEDIARY WHOLESALER Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries.

SERVICE AGENT Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

SHAREHOLDERS Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

ABOUT YOUR ACCOUNT

INVESTING IN THE FUND

Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

o tax-exempt employee benefit plans of the Fund's manager or its affiliates and of securities dealer firms with a selling agreement with the distributor;


o institutional advisory accounts of the Fund's manager, or its affiliates and those having client relationships with Delaware Investment Advisers, another Fund of Delaware Management Business Trust, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts;


o a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; or

o registered investment advisors investing on behalf of clients who consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the advisor for investment purposes. Use of institutional class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients.

o certain plans qualified under Section 529 of the Internal Revenue Code for which the Fund's manager, distributor or service agent or one or more of their affiliates provide record keeping, administrative, investment management, marketing, distribution or similar services; or

o programs sponsored by financial intermediaries where such program requires the purchase of Institutional Class shares.

HOW TO BUY SHARES

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BY MAIL
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

BY WIRE
Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800 510-4015 so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

BY EXCHANGE
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800 510-4015.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

THROUGH YOUR FINANCIAL ADVISOR
Your financial advisor can handle all the details of purchasing shares, including opening an account. Your advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. In particular, we reserve the right to reject any specific order for any person whose transactions seem to follow a "market timing" pattern. If we or an authorized agent receives your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), you will pay that day's closing share price which is based on the Fund's net asset value. If your order is received after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of regular trading on the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in a Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at AMORTIZED cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

FAIR VALUATION
When a Fund uses fair value pricing, it may take into account any factors it deems appropriate. A Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. Funds may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, the Fund's Board has delegated responsibility for valuing a Fund's assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, to value the Fund's assets on behalf of the Fund. The Pricing Committee values Fund assets as described above.

HOW TO REDEEM SHARES

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BY MAIL
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. All owners of the account must sign the request, and for redemptions of more than $100,000, you must include a signature guarantee for each owner. You can also fax your written request to 267 256-8992. Signature guarantees are also required when you request redemption proceeds to be sent to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

BY TELEPHONE

You can redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

BY WIRE
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next business day after we receive your request. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

THROUGH YOUR FINANCIAL ADVISOR
Your financial advisor can handle all the details of redeeming your shares. Your advisor may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and we or an authorized agent receives the request before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), you will receive the net asset value next determined after we receive your request. If we receive your request after the close of regular trading on the New York Stock Exchange, you will receive the net asset value next determined on the next business day. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

THROUGH CHECKWRITING
You may redeem Class A shares by writing checks of $500 or more. Checks must be signed by all owners of the account unless you indicate otherwise on your Investment Application. The checkwriting feature is not available for retirement plans. Also, because dividends are declared daily, you may not close your account by writing a check. When you write checks you are subject to bank regulations and may be subject to a charge if the check amount exceeds the value of your account.

ACCOUNT MINIMUM
If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days' written notice to you.

EXCHANGES
You can exchange all or part of your shares for shares, normally of the same class in another Delaware Investments Fund. We may refuse the purchase side of any exchange request, if, in the investment manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be refused. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.

FREQUENT TRADING OF FUND SHARES
The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund's Board of Trustees has adopted policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its shareholders, such as market timing. The Fund will consider anyone who follows a pattern of market timing in any fund in the Delaware Investments Family of Funds or the Optimum Funds Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive rapid short-term "roundtrips", or in other words, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous short-term roundtrip in that fund, you may be considered a market timer. The purchase and sale of fund shares through the use of the exchange privilege are also included in determining whether market timing has occurred. The Fund also reserves the right to consider other trading patterns as market timing.

Your ability to use the Fund's exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

However, sales of Fund shares back to a Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current Prospectus. This may result in an undesirable situation where a shareholder with an account closed to new purchases could be faced with a costly redemption of Fund shares if, for example, these shares have declined in value, the shareholder recently paid a front-end sales charge or the shares are subject to a CDSC, or the sale results in adverse tax consequences to the shareholder. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund reserves the right to modify this policy, including any monitoring procedures and the procedures to close accounts to new purchases established from time to time to effectuate this policy, at any time without notice. Though the implementation of this policy involves judgments that are inherently subjective and involves some selectivity in their application, we seek to make judgments and applications that are consistent with the interests of the Fund's shareholders. While we will seek to take actions that will detect market timing, we cannot represent that such trading activity can be completely eliminated.

RISKS OF MARKET TIMING
By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Fund performance.

A Fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 4:00 p.m. Eastern Time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the Fund calculates its own share price. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Fund that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small cap securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

TRANSACTION MONITORING PROCEDURES
The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which includes scrutinizing transactions in Fund shares for transactions in violation of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Fund may consider trading activity in multiple accounts under common ownership, control, or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances, such as for certain retirement plans, to conform to plan exchange limits or U.S. Department of Labor regulations, or for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain brokers, dealers, and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund seeks to apply their monitoring procedures to these omnibus account arrangements and to the individual participant level in such accounts. In efforts to discourage market timers in such accounts the Fund may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account.

LIMITATIONS ON ABILITY TO DETECT AND CURTAIL MARKET TIMING
Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing in Fund shares attributable to a particular investor who effects purchase and/or exchange activity in Fund shares through omnibus accounts. Also, multiple tiers of these entities may exist, each utilizing an omnibus account arrangement, which may further compound the difficulty of detecting excessive or short duration trading activity in Fund shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES
Dividends are declared daily and paid monthly. Short-term capital gains if any, may be paid quarterly, but the board of trustees may choose to distribute them less frequently. Long-term capital gains, if any, will be distributed annually. We automatically reinvest all dividends and capital gains, unless you direct us to do otherwise.


In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Funds may declare special year-end dividend and capital gains distributions during November and December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by the Funds and received by shareholders on the earlier of the date paid or December 31 of the prior year.

The tax status of your dividends from the Funds is the same whether you reinvest your dividends or receive them in cash.

Distributions from the Funds' long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. The tax rate on capital gains is less than the tax rate on ordinary income.


You also may be subject to state and local taxes on distributions. Tax laws are subject to change, so we urge you to consult your tax advisor about your particular tax situation and how it might be affected by current tax law.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

CERTAIN MANAGEMENT CONSIDERATIONS

INVESTMENTS BY FUND OF FUNDS AND INVESTMENT VEHICLES THAT OPERATE SIMILARLY TO FUNDS OF FUNDS
The Fund accepts investments from funds of funds, including those within Delaware Investments family, and investment vehicles that operate similarly to funds of funds, such as 529 plans. A "529 Plan" is a college savings program that operates under section 529 of the Internal Revenue Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by the funds of funds and/or similar investment vehicles and will attempt to minimize any adverse effects on the Fund and funds of funds and/or similar investment vehicle as a result of these transactions.

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLE is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. [This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800 523-1918.]


                                                                        INSTITUTIONAL CLASS
                                                                          YEAR ENDED 12/31
                                                                 -----------------------------------
DELAWARE LIMITED-TERM GOVERNMENT FUND                            2004   2003   2002   2001(2)   2000
-------------------------------------------------------------    ----   ----   ----   -------   ----
Net asset value, beginning of period

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income
Return of capital
Total dividends and distributions
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(1)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly
Portfolio turnover


(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.
(2) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.068, an increase in net realized and unrealized gain
     (loss) per share of $0.068, and a decrease in the ratio of net investment income to average net assets of 0.80%. Per share data and ratios for periods prior to January 1, 2001, have not been restated to reflect these changes in accounting.

HOW TO READ THE FINANCIAL HIGHLIGHTS

NET INVESTMENT INCOME
Net investment income includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions from - Net realized gain on investments."

NET ASSET VALUE (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

TOTAL RETURN
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers and assume the shareholder has reinvested all dividends and realized gains.

NET ASSETS
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities that are attributable to that class of the fund.

RATIO OF EXPENSES TO AVERAGE NET ASSETS
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
We determine this ratio by dividing net investment income by average net assets.

PORTFOLIO TURNOVER
This figure tells you the amount of trading activity in a fund's portfolio. A turnover rate of 100% would occur if the Fund sold and replaced securities valued at 100% of its net assets within one year, if for example the Fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. High turnover can result in increased transaction costs and tax liability for investors.

GLOSSARY

HOW TO USE THIS GLOSSARY
This glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

AMORTIZED COST
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

AVERAGE MATURITY
An average of when the individual bonds and other debt securities held in a portfolio will mature.

BOND
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates. Generally, when interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. See Fixed-income securities.

BOND RATINGS
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical ratings organization.

CAPITAL
The amount of money you invest.

CAPITAL APPRECIATION
An increase in the value of an investment.

CAPITAL GAINS DISTRIBUTIONS
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

COMPOUNDING
Earnings on an investment's previous earnings.

CONSUMER PRICE INDEX (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

CORPORATE BOND
A debt security issued by a corporation. See Bond.

COST BASIS
The original purchase price of an investment, used in determining capital gains and losses.

DEPRECIATION
A decline in an investment's value.

DIVERSIFICATION
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

DIVIDEND DISTRIBUTION
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

DIVIDEND DISTRIBUTION
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

DURATION
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

EXPENSE RATIO
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

FINANCIAL ADVISOR
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

FIXED-INCOME SECURITIES
With fixed-income securities, the money you originally invest is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.

GOVERNMENT SECURITIES
Securities issued by the U.S. government or its agencies. They include Treasuries as well as agency-backed securities such as Fannie Maes.

INFLATION
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

INVESTMENT GOAL
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

MANAGEMENT FEE
The amount paid by a mutual fund to the investment advisor for management services, expressed as an annual percentage of the fund's average daily net assets.

MARKET CAPITALIZATION
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

MATURITY
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

MERRILL LYNCH ONE-TO-THREE YEAR TREASURY INDEX
An unmanaged index of U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years. It does not include inflation linked U.S. government bonds.

NASD REGULATION, INC. (NASDR(SM))
The Independent subsidiary of the National Association of Securities Dealers, Inc. responsible for regulating the securities industry.

NATIONALLY RECOGNIZED STATISTICAL RATINGS ORGANIZATION (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's (S&P) and
Fitch, Inc. (Fitch).

NET ASSETS
Net assets for purposes of the Fund's 80% Policy means the total value of all assets in the Fund's portfolio, minus any liabilities, plus the amount of the Fund's borrowings, if any, for investment purposes.

NET ASSET VALUE (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

PREFERRED STOCK
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

PRINCIPAL
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

PROSPECTUS
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

REDEEM
To cash in your shares by selling them back to the mutual fund.

RISK
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

SALES CHARGE
Charge on the purchase or redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate advisors for advice and service provided.

SEC (SECURITIES AND EXCHANGE COMMISSION)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

SHARE CLASSES
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

SIGNATURE GUARANTEE
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

STANDARD DEVIATION
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

STOCK
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

TOTAL RETURN
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

VOLATILITY
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

DELAWARE LIMITED-TERM GOVERNMENT FUND

Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 510-4015. You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 942-8090.

WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

CLIENT SERVICES REPRESENTATIVE
800 510-4015

DELAPHONE SERVICE
800 362-FUND (800 362-3863)

For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

DELAWARE FUND SYMBOLS:     CUSIP     NASDAQ
----------------------   ---------   ------
Institutional Class      245912506    DTINX

Investment Company Act file number: 811-3363


PR-047 [--] IVES 4/05

Delaware Investments includes funds with a wide range of                       -----------------------------------------------------
investment objectives. Stock funds, income funds, national                     DELAWARE LIMITED-TERM GOVERNMENT FUND
and state-specific tax-exempt funds, money market funds,
global and international funds and closed-end funds give                       A CLASS
investors the ability to create a portfolio that fits                          B CLASS
their personal financial goals. For more information,                          C CLASS
shareholders of the Fund Classes should contact their                          R CLASS
financial advisor or call Delaware Investments at                              INSTITUTIONAL CLASS
800 523-1918, and shareholders of the Institutional Class
should contact Delaware Investments at 800 510-4015.                           DELAWARE LIMITED-TERM GOVERNMENT FUNDS
                                                                               -----------------------------------------------------
INVESTMENT MANAGER
Delaware Management Company
2005 Market Street                                                             PART B
Philadelphia, PA  19103-7094
                                                                               STATEMENT OF
NATIONAL DISTRIBUTOR                                                           ADDITIONAL INFORMATION
Delaware Distributors, L.P.                                                    -----------------------------------------------------
2005 Market Street
Philadelphia, PA  19103-7094


SHAREHOLDER SERVICING,                                                         APRIL __, 2005
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA  19103-7094

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
2005 Market Street
Philadelphia, PA  19103-7094


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
2001 Market Street
Philadelphia, PA  19103-7055


CUSTODIAN
JPMorgan Chase Bank
4 Chase Metrotech Center
Brooklyn, NY 11245


                                         DELAWARE
                                         INVESTMENTS(SM)
                                         -------------------------------------
                                         A member of Lincoln Financial Group(R)

                       STATEMENT OF ADDITIONAL INFORMATION


                                 APRIL __, 2005

                  DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS
                      DELAWARE LIMITED-TERM GOVERNMENT FUND

                               2005 MARKET STREET
                           PHILADELPHIA, PA 19103-7094

          FOR MORE INFORMATION ABOUT INSTITUTIONAL CLASS: 800 510-4015


      FOR PROSPECTUS, PERFORMANCE AND INFORMATION ON EXISTING ACCOUNTS OF
       CLASS A SHARES, CLASS B SHARES, CLASS C SHARES AND CLASS R SHARES:
                            NATIONWIDE 800 523-1918


         DEALER SERVICES: (BROKER/DEALERS ONLY) NATIONWIDE 800 362-7500

     Delaware Group Limited-Term Government Funds ("Limited-Term Funds") is a professionally-managed mutual fund of the series type which currently offers one series of shares: Delaware Limited-Term Government Fund (the "Fund").

     The Fund offers Class A Shares, Class B Shares, Class C Shares, Class R (Class A Shares, Class B Shares, Class C and Class R Shares together referred to as the "Fund Classes"), and Institutional Class shares ("Institutional Class"). All references to "shares" in this Part B refer to all Classes of shares of Limited-Term Funds, except where noted.


     This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectus for the Fund Classes dated February 27, 2004 and the current Prospectus for the Institutional Class dated April __, 2005, as they may be amended from time to time. Part B should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. A Prospectus relating to the Fund Classes and a Prospectus relating to the Institutional Class may be obtained by writing or calling your investment dealer or by contacting the Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), at the above address or by calling the above phone numbers. [The Fund's financial statements, the notes relating thereto, the financial highlights and the report of independent registered public accounting firm are incorporated by reference from the Annual Report into this Part B.] The Annual Report will accompany any request for Part B. The Annual Report can be obtained, without charge, by calling 800 523-1918.



TABLE OF CONTENTS                                                               Page
--------------------------------------------------------------------            ----
Cover Page                                                                         1
Investment Objective and Policies                                                  2
Investments                                                                        4
Accounting and Tax Issues                                                         12
Performance Information                                                           14
Trading Practices and Brokerage                                                   18
Purchasing Shares                                                                 20
Investment Plans                                                                  32
Determining Offering Price and Net Asset Value                                    41
Redemption and Exchange                                                           41
Income Dividends and Realized Securities Profits Distributions                    49
Investment Management Agreement                                                   52
Officers and Trustees                                                             55
General Information                                                               61
Financial Statements                                                              65
Appendix A - Ratings                                                              66

INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT RESTRICTIONS

     FUNDAMENTAL RESTRICTIONS - Limited-Term Funds has adopted the following restrictions for the Fund which cannot be changed without approval by the holders of a "majority" of the Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

THE FUND SHALL NOT:

     1. Make investments that will result in the concentration (as that term may be defined in the Investment Company Act of 1940 (the "1940 Act"), any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations or certificates of deposit.

     2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933 (the "1933 Act").

     4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

     6. Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

     NON-FUNDAMENTAL RESTRICTIONS - In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the prospectus, the Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

     1. The Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

     2. The Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

     The Fund is also subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

     THE FUND SHALL NOT:

     1. Invest more than 5% of the market or other fair value of its assets in the securities of any one issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities).

     The Fund has been advised by the staff of the SEC that it is the staff's position that, under the 1940 Act, the Fund may invest (a) no more than 10% of its assets in the aggregate in certain CMOs and REMICs which are deemed to be investment companies under the 1940 Act and issue their securities pursuant to an exemptive order from the SEC, and (b) no more than 5% of its assets in any single issue of such CMOs or REMICs.

     2. Make loans, except to the extent that purchases of debt obligations (including repurchase agreements) in accordance with the Fund's investment objective and policies are considered loans and except that the Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

     3. Purchase or sell real estate but this shall not prevent the Fund from investing in securities secured by real estate or interests therein.

     4. Purchase more than 10% of the outstanding voting or nonvoting securities of any issuer, or invest in companies for the purpose of exercising control or management.

     5. Engage in the underwriting of securities of other issuers, except that in connection with the disposition of a security, the Fund may be deemed to be an "underwriter" as that term is defined in the 1933 Act.

     6. Make any investment which would cause more than 25% of the market or other fair value of its total assets to be invested in the securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

     7. Write, purchase or sell options, puts, calls or combinations thereof, except that the Fund may: (a) write covered call options with respect to any part or all of its portfolio securities; (b) purchase call options to the extent that the premiums paid on all outstanding call options do not exceed 2% of the Fund's total assets; (c) write secured put options; (d) purchase put options to the extent that the premiums on all outstanding put options do not exceed 2% of the Fund's total assets and only if the Fund owns the security covered by the put option at the time of purchase. The Fund may sell put options or call options previously purchased or enter into closing transactions with respect to such options.

     8. Enter into futures contracts or options thereon, except that the Fund may enter into futures contracts to the extent that not more than 5% of the Fund's assets are required as futures contract margin deposits and only to the extent that obligations under such contracts or transactions represent not more than 20% of the Fund's assets.

     9.   Purchase securities on margin or make short sales of securities.

     10. Invest in warrants or rights except where acquired in units or attached to other securities.

     11. Purchase or retain the securities of any issuer any of whose officers, trustees or security holders is a Trustee or officer of Limited-Term Funds or of its investment manager if or so long as the trustees and officers of Limited-Term Funds and of its investment manager together own beneficially more than 5% of any class of securities of such issuer.

     12. Invest in interests in oil, gas or other mineral exploration or development programs.

     13. Invest more than 10% of the Fund's total assets in repurchase agreements maturing in more than seven days and other illiquid assets.

     14. Borrow money in excess of one-third of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets. The Fund will not issue senior securities as defined in the 1940 Act, except for notes to banks. Securities will not be purchased while the Fund has an outstanding borrowing.

     Although not a fundamental investment restriction, the Fund currently does not invest its assets in real estate limited partnerships.

     The Funds' investment objective and policies are described in the Prospectus. Certain additional investment information is provided below.

     The Fund will invest in securities for income earnings rather than trading for profit. The Fund will not vary portfolio investments, except to:

     1. eliminate unsafe investments and investments not consistent with the preservation of the capital or the tax status of the investments of the Fund;

     2. honor redemption orders, meet anticipated redemption requirements, and negate gains from discount purchases;

     3.   reinvest the earnings from securities in like securities; or

     4.   defray normal administrative expenses.

INVESTMENTS

AVERAGE EFFECTIVE MATURITY
     The Fund limits its average effective dollar weighted portfolio maturity to no more than three to five years. However, many of the securities in which the Fund invests will have remaining maturities in excess of five years.

     Some of the securities in the Fund's portfolio may have periodic interest rate adjustments based upon an index such as the 91-day Treasury Bill rate. This periodic interest rate adjustment tends to lessen the volatility of the security's price. With respect to securities with an interest rate adjustment period of one year or less, the Fund will, when determining average weighted maturity, treat such a security's maturity as the amount of time remaining until the next interest rate adjustment.

     Instruments such as GNMA, FNMA, FHLMC securities and similar securities backed by amortizing loans generally have shorter effective maturities than their stated maturities. This is due to changes in amortization caused by demographic and economic forces such as interest rate movements. These effective maturities are calculated based upon historical payment patterns. For purposes of determining the Fund's average effective maturity, the maturities of such securities will be calculated based upon the issuing agency's payment factors using industry-accepted valuation models.

MORTGAGE-BACKED SECURITIES
     In addition to mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, the Fund may also invest up to 35% of its assets in securities issued by certain private, nongovernment corporations, such as financial institutions, if the securities are fully collateralized at the time of issuance by securities or certificates issued or guaranteed by the U.S. government, its agencies or instrumentalities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). The Fund currently invests in privately-issued CMOs and REMICs only if they are rated at the time of purchase in the two highest grades by a nationally-recognized rating agency.

     CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Prepayment may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).

     Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "interest-only" class), while the other class will receive all of the principal (the "principal-only" class). The yield to maturity on an interest-only class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the security's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

     Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed and, accordingly, these securities are generally illiquid and to such extent, together with any other illiquid investments, will not exceed 10% of the Fund's net assets.

     REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and certain REMICs also may be stripped.

     The Fund may also invest in CMOs, REMICs and commercial mortgage-backed securities (CMBS) that are not issued or guaranteed by, or fully collateralized by securities issued or guaranteed by, the U.S. government, its agencies or instrumentalities ("non-agency mortgage-backed securities"). These securities are secured by the underlying collateral of the private issuer. The Fund may invest its assets in such privately-issued CMOs, REMICs and CMBS only if the securities are rated in the top rating category by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's). The Fund may not invest more than 20% of its assets in securities, including CMOs, REMICS and CMBS, that are not issued or guaranteed by, or fully collateralized by securities issued or guaranteed by, the U.S. government, its agencies or instrumentalities.

     CMBS are issued by special purpose entities that represent an undivided interest in a portfolio of mortgage loans backed by commercial properties. The loans are collateralized by various types of commercial property, which include, but are not limited to, multi-family housing, retail shopping centers, office space, hotels and health care facilities. Private lenders, such as banks or insurance companies, originate these loans and then sell the loans directly into a CMBS trust or other entity. CMBS are subject to credit risk, prepayment risk and extension risk. The Manager addresses credit risk by investing in CMBS that are rated in the top rating category by a nationally-recognized statistical rating organization. Although prepayment risk is present, it is of a lesser degree in the CMBS than in the residential mortgage market. Unlike other asset classes, commercial loans have structural impediments to refinancing that include lockout periods, prepayment penalties, yield maintenance and defeasance. These devices reduce the uncertainty introduced by prepayment options. The Manager carefully analyzes the composition and proportions of various prepayment provisions to protect against unscheduled payments. Extension risk is the risk that balloon payments (i.e., the final payment on commercial mortgages, which are substantially larger than other periodic payments under the mortgage) are deferred beyond their originally scheduled date for payment. Extension risk measures the impact of a borrower's ability to pay the balloon payment in a timely fashion, while maintaining loan payments in accordance with the terms specified in the loan. For the investor, extension will increase the average life of the security, generally resulting in lower yield for discount bonds and a higher yield for premium bonds. The Manager models and stress tests extension risk and invests only in structures where extension risk is acceptable under various scenarios.

ASSET-BACKED SECURITIES
     The Fund may invest in securities which are backed by assets such as receivables on home equity and credit loans, receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases or other loans or financial receivables currently available or which may be developed in the future.

     Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued.

     The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Due to the shorter maturity of the collateral backing such securities, there tends to be less of a risk of substantial prepayment than with mortgage-backed securities but the risk of such a prepayment does exist. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately or in many cases ever established, and other risks which may be peculiar to particular classes of collateral. For example, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore recoveries on repossessed collateral may not always be available to support payments on the securities.

     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

     Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

OPTIONS
     The Fund may purchase call options, write call options on a covered basis, write secured put options and purchase put options on a covered basis only, and will not engage in option writing strategies for speculative purposes.

     The Fund may invest in options that are either Exchange listed or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close option positions and this may have an adverse impact on the Fund's ability to effectively hedge its securities. The Fund will not, however, invest more than 10% of its assets in illiquid securities.

     A. COVERED CALL WRITING -- The Fund may write covered call options from time to time on such portion of its portfolio, without limit, as Delaware Management Company (the "Manager") determines is appropriate in seeking to obtain the Fund's investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

     During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

     With respect to options on actual portfolio securities owned by the Fund, the Fund may enter into closing purchase transactions. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

     Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirety offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

     The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

     The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

     B. PURCHASING CALL OPTIONS -- The Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 2% of the Fund's total assets. The advantage of purchasing call options is that the Fund may alter portfolio characteristics, and modify portfolio maturities without incurring the cost associated with portfolio transactions.

     The Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same Fund as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

     Although the Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an Exchange will exist for any particular option, or at any particular time, and for some options no secondary market on a Exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the results that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund.

     C. PURCHASING PUT OPTIONS -- The Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 2% of the Fund's total assets. A put option purchased by the Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. However, the Fund must pay a premium for this right, whether it exercises it or not. The Fund will, at all times during which it holds a put option, own the security covered by such option.

     The Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow the Fund to protect an unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, the Fund will lose the value of the premium paid. The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

     The Fund may sell a put option purchased on individual portfolio securities. Additionally, the Fund may enter into closing sale transactions. A closing sale transaction is one in which the Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

     D. WRITING PUT OPTIONS -- The Fund may also write put options on a secured basis which means that the Fund will maintain in a segregated account with its custodian, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S.

government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Manager wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security. In such event, the Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

     Following the writing of a put option, the Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

FUTURES
     Futures contracts are agreements for the purchase or sale for future delivery of securities. While futures contracts provide for the delivery of securities, deliveries usually do not occur. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities called for by the contract at a specified price during a specified future month. The Fund will not enter into futures contracts to the extent that more than 5% of the Fund's assets are required as futures contract margin deposits and will not engage in such transactions to the extent that obligations relating to such transactions exceed 20% of the Fund's assets.

     Contracts are generally terminated by entering into an offsetting transaction. When the Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Fund's custodian bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such account, depending upon changes in the price of the underlying securities subject to the futures contract.

     In addition, when the Fund engages in futures transactions, to the extent required by the SEC, it will maintain with its custodian, assets in a segregated account to cover its obligations with respect to such contracts, which assets will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the margin payments made by the Fund with respect to such futures contracts.

     The Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in interest rates without actually buying or selling such securities. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of government securities at higher prices.

     With respect to options on futures contracts, when the Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of government securities which the Fund intends to purchase.

     If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.

     To the extent that interest rates move in an unexpected direction, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of government securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its government securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell government securities from its portfolio to meet daily variation margin requirements. Such sales of government securities may, but will not necessarily, be at increased prices which reflect the rising market. The Fund may be required to sell securities at a time when it may be disadvantageous to do so.

     Further, with respect to options on futures contracts, the Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

CORPORATE DEBT
     The Fund may invest in corporate notes and bonds rated A or above. Excerpts from Moody's Investors Service, Inc. ("Moody's") description of those categories of bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations.

     Excerpts from Standard & Poor's ("S&P") description of those categories of bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances.

COMMERCIAL PAPER
     The Fund may invest in short-term promissory notes issued by corporations which at the time of purchase are rated P-1 and/or A-1. Commercial paper ratings P-1 by Moody's and A-1 by S&P are the highest investment grade category.

BANK OBLIGATIONS
     The Fund may invest in certificates of deposit, bankers' acceptances and other short-term obligations of U.S. commercial banks and their overseas branches and foreign banks of comparable quality, provided each such bank combined with its branches has total assets of at least one billion dollars. Any obligations of foreign banks shall be denominated in U.S. dollars. Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. In particular, a foreign country could impose exchange controls which might delay the release of proceeds from that country. Such deposits are not covered by the Federal Deposit Insurance Corporation. Because of conflicting laws and regulations, an issuing bank could maintain that liability for an investment is solely that of the overseas branch which could expose the Fund to a greater risk of loss. The Fund will only buy short-term instruments in nations where these risks are minimal. The Fund will consider these factors along with other appropriate factors in making an investment decision to acquire such obligations and will only acquire those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund.

PORTFOLIO LOAN TRANSACTIONS
     The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

     It is the understanding of the Manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to the Fund from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund; 3) Limited-Term Funds must be able to terminate the loan after notice, at any time; 4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the trustees of Limited-Term Funds know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the trustees to vote the proxy.

     The major risk to which the Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Trustees, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES
     The Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily. The payment obligation and the interest rates that will be received are each fixed at the time the Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

REPURCHASE AGREEMENTS
     Under a repurchase agreement, the Fund acquires ownership and possession of a security, and the seller agrees to buy the security back at a specified time and higher price. If the seller is unable to repurchase the security, the Fund could experience delays and losses in liquidating the securities. To minimize this possibility, the Fund considers the creditworthiness of banks and dealers when entering into repurchase agreements.

RESTRICTED SECURITIES
     While maintaining oversight, the Board of Trustees has delegated to the Manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

     If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 10% limit on investment in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

CONCENTRATION
     In applying the Fund's fundamental policy concerning concentration that is described above, it is a matter of non-fundamental policy that: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

ACCOUNTING AND TAX ISSUES

     The following supplements the information in the Classes' Prospectuses under the heading Dividends, distributions and taxes.

     When the Fund writes a call option, an amount equal to the premium received by it is included in the Fund's assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which the Fund has written expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.

     The premium paid by the Fund for the purchase of a put option is recorded in the section of the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. If a put option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a long- or short-term capital loss for federal income tax purposes in the amount of the cost of the option. If the Fund sells the put option, it realizes a long- or short-term capital gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. However, since the purchase of a put option is treated as a short sale for federal income tax purposes, the holding period of the underlying security will be affected by such a purchase.

     The initial margin deposits made when entering into futures contracts are recognized as assets due from the broker. During the period the futures contract is open, changes in the value of the contract will be reflected at the end of each day.

     Regulated futures contracts held by the Fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes. Any unrealized gain or loss on futures contracts will therefore be recognized and deemed to consist of 60% long-term capital gain or loss and 40% short-term capital gain or loss. Therefore, adjustments are made to the tax basis in the futures contract to reflect the gain or loss recognized at year end.

     OTHER TAX REQUIREMENTS -- The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, a Fund generally pay no federal income tax on the income and gains it distributes. The Trustees reserve the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.

     In order to qualify as a regulated investment company for federal income tax purposes, the Fund must meet certain specific requirements, including:

     (i) The Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. Government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets or 10% of the outstanding voting securities of the issuer;

     (ii) The Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock and securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies;

     (iii) The Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.


     The Code requires each Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year, 98% of its net capital gain earned during the 12 month period ending October 31 and 100% of any undistributed amount from the prior year to you by December 31 of each year in order to avoid federal excise tax. Each Fund intends as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.


     When a Fund holds an option or contract which substantially diminishes the risk of loss with respect to another position of the Fund (as might occur in some hedging transactions), this combination of positions could be treated as a "straddle" for tax purposes, possibly resulting in deferral of losses, adjustments in the holding periods and conversion of short-term capital losses into long-term capital losses.


     Under rules relating to "Constructive Sale Transactions", a Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. A Fund will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.


DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
     The Funds adopted a policy generally prohibiting providing portfolio holdings to any person until after thirty calendar days have passed. We post a list of each Fund's portfolio holdings monthly, with a thirty day lag, on the Fund's website, www.delawarefunds.com. In addition, on a ten day lag, we also make available a month-end summary listing of the number of each Fund's securities, country and asset allocations, and top ten securities and sectors by percentage of holdings for each Fund. This information is available publicly to any and all shareholders free of charge once posted on the website by calling 1-800-523-1918.

     Other entities, including institutional investors and intermediaries that distribute the Fund's shares, are generally treated similarly and are not provided with the Fund's portfolio holdings in advance of when they are generally available to the public. Third-party service providers and affiliated persons of the Fund are provided with the Fund's portfolio holdings only to the extent necessary to perform services under agreements relating to the Funds.

     Third-party rating agencies and consultants who have signed agreements ("Non-Disclosure Agreements") with the Fund or the Manager may receive portfolio holdings information more quickly than the thirty day lag. The Non-Disclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Fund shares or in shares of the Fund's portfolio securities). In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information. Neither the Fund, the Manager nor any affiliate receive any compensation or consideration with respect to these agreements.

     Non-Disclosure Agreements must be approved by a member of the Manager's Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Fund's Chief Compliance Officer prior to such use.

PERFORMANCE INFORMATION

     From time to time, the Fund may state total return for each Class in advertisements and other types of literature. Any statements of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year (or life of fund, if applicable) periods. The Fund may also advertise aggregate and average compounded return information of each Class over additional periods of time.

     In presenting performance information for Class A Shares, the Limited CDSC, applicable only to certain redemptions of those shares, will not be deducted from any computations of total return. See the Prospectus for the Fund Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

     Total return performance of each Class will reflect the appreciation or depreciation of principal, reinvestment of income and any capital gains distributions paid during any indicated period, and the impact of the maximum front-end sales charge or CDSC, if any, paid on the illustrated investment amount, annualized. The results will not reflect any income taxes, if applicable, payable by shareholders on the reinvested distributions included in the calculations. As securities prices fluctuate, an illustration of past performance should not be considered as representative of future results.

     The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                 P(1+T) n = ERV

     Where:         P  =    a hypothetical initial purchase order of $1,000
                            from which, in the case of only Class A Shares, the maximum front-end sales charge is deducted;

                    T  =    average annual total return;

                    n  =    number of years;

                  ERV  =    redeemable value of the hypothetical $1,000 purchase
                            at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B
                            Shares and Class C Shares.

     Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, the Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

     The average annual total return performance is shown below for each Class through December 31, 2002 computed as described above. The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 2.75% paid on the purchase of shares. The average annual total return for Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge. The average annual total return for Class B Shares and Class C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed on December 31, 2002. The average annual total return for Class B Shares and Class C Shares excluding deferred sales charge assumes the shares were not redeemed on December 31, 2002 and therefore does not reflect the deduction of a CDSC.




     Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results. Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance.

     The average annual total return for each Class (except Class R) is shown for the 1 year, 5 year, or 10 year period ending December 31, 2004. If a Class has not been in existence for a full 1, 5 or 10 year period, then Lifetime returns are shown.

                         AVERAGE ANNUAL TOTAL RETURN(1)


                                                                   1 YEAR       5 YEARS     10 YEARS
                                                                    ENDED        ENDED        ENDED      LIFE OF
                                                                  12/31/04     12/31/04     12/31/04      FUND(4)
                                                                 ----------   ----------   ----------   ----------
Class A Shares
 (at offer before taxes)(2)                                              %            %            %            %
Class A Shares
 (at offer after taxes on distributions)(2)                              %            %            %            %
Class A Shares
 (at offer after taxes on distributions and
 sale of fund shares)(2)                                                 %            %            %            %
Class A Shares
 (at NAV before taxes)(2)                                                %            %            %            %
Class B Shares
 (including CDSC before taxes)(3)                                        %            %            %            %
Class B Shares
 (including CDSC after taxes on distributions)(3)                        %            %            %            %
Class B Shares
 (including CDSC after taxes on distributions and sale of fund
 shares)(3)                                                              %            %            %            %
Class B Shares
 (excluding CDSC before taxes)(3)                                        %            %            %            %
Class C Shares
 (including CDSC before taxes)                                           %            %            %            %
Class C Shares
 (including CDSC after taxes on distributions)                           %            %            %            %
Class C Shares
 (including CDSC after taxes on distributions and sale of fund
 shares)                                                                 %            %            %            %
Class C Shares
 (excluding CDSC before taxes)                                           %            %            %            %
Class R Shares
 (before taxes)                                                          %            %            %            %
Class R Shares
 (after taxes on distributions)                                          %            %            %            %
Class R Shares
 (after taxes on distributions and sale of fund shares)                  %            %            %            %
Institutional Class Shares
 (before taxes)                                                          %            %            %            %
Institutional Class Shares
 (after taxes on distributions)                                          %            %            %            %
Institutional Class Shares
 (after taxes on distributions and sale of fund shares)                  %            %            %            %


(1) Reflects applicable expense caps in effect during the periods. See Investment Management Agreement and Sub-Advisory Agreement for information regarding expense caps for the Funds. In the absence of such voluntary waivers, performance would have been affected negatively.
(2) Effective June 9, 1997, the maximum front-end sales charge was reduced from 3.00% to 2.75%. The above performance numbers are calculated using 2.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.
(3) Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 2.00% during the first year, 1.00% during the second and third years and 0% thereafter. The above figures have been calculated using this new schedule.
(4) Class A Shares commenced operations on November 24, 1985. Institutional Class Shares commenced operations on June 1, 1992. Class B Shares commenced operations on May 2, 1994. Class C Shares commenced operations on November 29, 1995. Class R Shares commenced operations on June 2, 2003.

     The Fund may also quote the current yield for each Class in advertisements and investor communications. The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:

                                    a-b
                        YIELD = 2[(-------- + 1)(6) - 1]
                                    cd

     Where:   a  =  dividends and interest earned during the period;

              b  =  expenses accrued for the period (net of reimbursements);

              c  =  the average daily number of shares outstanding during the period that were entitled to receive dividends;

              d  =  the maximum offering price per share on the last day of the period.


     The above formula will be used in calculating quotations of yield of each Class, based on specified 30-day periods identified in advertising by the Fund. The 30-day yields as of December 31, 2004 using this formula are shown below. Yield assumes the maximum front-end sales charge, if any, and does not reflect the deduction of any CDSC or Limited CDSC. Actual yield may be affected by variations in front-end sales charges on investments. Past performance, such as is reflected in quoted yields, should not be considered as a representation of the results which may be realized from an investment in any class of the Fund in the future.


Class A Shares               2.86%
Class B Shares               2.06%
Class C Shares               2.06%
Class R Shares               2.46%
Institutional Shares         3.06%


     On December 31, 2004, the average effective weighted average portfolio maturity was [____] years for the Fund.


     Investors should note that the income earned and dividends paid by the Fund will vary with the fluctuation of interest rates and performance of the portfolio. The net asset value of the fund may change. Unlike money market funds, the Fund invests in longer-term securities that fluctuate in value and do so in a manner inversely correlated with changing interest rates. The Fund's net asset value will tend to rise when interest rates fall. Conversely, the Fund's net asset value will tend to fall as interest rates rise. Normally, fluctuations in interest rates have a greater effect on the prices of longer-term bonds. The value of the securities held in the Fund will vary from day to day and investors should consider the volatility of the Fund's net asset value as well as its yield before making a decision to invest.

TRADING PRACTICES AND BROKERAGE

     Portfolio transactions are executed by the Manager on behalf of the Fund in accordance with the standards described below.

     Brokers, dealers and banks are selected to execute transactions for the purchase or sale of portfolio securities on the basis of the Manager's judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. Trades are generally made on a net basis where securities are either bought or sold directly from or to a broker, dealer or bank. In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty.

     During the past three fiscal years, the following aggregate dollar amounts of brokerage commissions were paid by the Fund:


                                                          DECEMBER 31
                                              --------------------------------
                                               2004        2003         2002
                                              ------      ------       ------
Delaware Limited-Term Government Fund         $_____      $_____       $_____


     The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

     As provided in the Securities Exchange Act of 1934 and the Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, Limited-Term Funds believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Fund and to other funds in the Delaware Investments family. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and Limited-Term Funds' Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.


     Consistent with NASDR(SM), and subject to seeking best execution, the Manager may place orders with broker/dealers that have agreed to defray certain Fund expenses such as custodian fees.


PORTFOLIO TURNOVER
     Portfolio trading will be undertaken principally to accomplish the Fund's objective in relation to anticipated movements in the general level of interest rates. The Fund is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective. The Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such turnover always will be incidental to transactions undertaken with a view to achieving the Fund's investment objective.


     The degree of portfolio activity may affect brokerage costs of a Fund and taxes payable by a Fund's shareholders. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of the year or frequently traded a single security. In investing to achieve its investment objective, a Fund may hold securities for any period of time. To the extent the Fund realizes gains on securities held for less than six months, such gains are taxable to the shareholder subject to tax or to a Fund at ordinary income tax rates. The turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares. High portfolio turnover involves correspondingly greater brokerage costs and may affect taxes payable by shareholders that are subject to federal income taxes.


     The portfolio turnover rate of the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

     The Fund may be expected to engage in active and frequent trading of portfolio securities, which means that portfolio turnover can be expected to exceed 100%. The Fund has, in the past, experienced portfolio turnover rates that were significantly in excess of 100%.


     During the past two fiscal years ended December 31, 2004 and 2003, the Fund's portfolio turnover rates were [___%] and [___%], respectively. The investment strategy for the Fund has not changed and we do expect the Fund's portfolio turnover rate to exceed 100% this year, unless unexpected market conditions prevail.

PURCHASING SHARES

     The Distributor serves as the national distributor for the Fund's shares and has agreed to use its best efforts to sell shares of the Fund. See the Prospectuses for information on how to invest. Shares of the Fund are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting Limited-Term Funds or the Distributor.


     The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, trustees and employees of any Delaware Investments fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Investments Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for Class R and the Institutional Class, but certain eligibility requirements must be satisfied.


     Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Limited-Term Funds will reject any purchase order for more than $100,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $50,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

     Selling dealers are responsible for transmitting orders promptly. Limited-Term Funds reserves the right to reject any order for the purchase of its shares of the Fund if in the opinion of management such rejection is in the Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     The Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

     The NASD has adopted amendments to its Conduct Rules, relating to investment company sales charges. Limited-Term Funds and the Distributor intend to operate in compliance with these rules.

     Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 2.75%; however, lower front-end sales charges apply for larger purchases. See the table in the Fund Classes' Prospectus. Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.


     Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 2.00% if shares are redeemed within the first year of purchase; and (ii) 1.00% if shares are redeemed during the second and third years following purchase and 0% thereafter. Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against the Class B Shares for approximately five years after purchase. Class B Shares will automatically convert to Class A Shares at the end of approximately five years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% (contractually limited to 0.15% through April 30, 2006) of average daily net assets of such shares. See Automatic Conversion of Class B Shares, below.


     Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.


     Class R Shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge. Class R Shares are subject to annual 12b-1 Plan expenses for the life of the investment.


     Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses.


     Class A Shares, Class B Shares, Class C Shares, Class R and Institutional Class Shares represent a proportionate interest in the Fund's assets and will receive a proportionate interest in the Fund's income, before application, as to Class A, Class B, Class C and Class R Shares, of any expenses under the Fund's 12b-1 Plans. See Plans Under Rule 12b-1 for the Fund Classes under Purchasing Shares, and Determining Offering Price and Net Asset Value in this Part B.

     Beginning March 1, 2004, the Distributor has contracted to waive 0.15% of the payment of 12b-1 Plan expenses by the Funds' Class A shares through April 30, 2006.

     Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares or Institutional Class shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares, Class C Shares or Class R Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Limited-Term Funds for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.


ALTERNATIVE PURCHASE ARRANGEMENTS - CLASS A, B AND C SHARES
     The alternative purchase arrangements of Class A Shares, Class B Shares and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% [(contractually limited to 0.15% through April 30, 2006) of the average daily net assets of Class A Shares, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within three years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately five years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% (contractually limited to 0.15% through April 30, 2006) of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another Class.


     The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.


     Class R Shares have no front-end sales charge and are not subject to a CDSC, but incur annual 12b-1 expenses of up to a maximum of 0.60%. Class A Shares generally are not available for purchase by anyone qualified to purchase Class R Shares.

     In comparing Class B Shares and Class C Shares to Class R Shares, investors should consider the higher 12b-1 Plan expenses on Class B Shares and Class C Shares. Investors also should consider the fact that, like Class B Shares and Class C Shares, Class R Shares do not have a front-end sales charge and, unlike Class B Shares and Class C Shares, Class R Shares are not subject to a CDSC. In Comparing Class B Shares to Class R shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each Class is subject and the desirability of an automatic conversion feature to Class A Shares (with lower annual 12b-1 Plan fees), which is available only for Class B Shares and does not subject the investor to a CDSC.

     For the distribution and related services provided to, and the expenses borne on behalf of, the Fund, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption, and in the case of Class R Shares, from the proceeds of the 12b-1 Plan fees. Financial advisors may receive different compensation for selling Class A Shares, Class B Shares, Class C Shares and Class R Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans (including for Class R Shares) and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Plans Under Rule 12b-1 for the Fund Classes.

     Dividends, if any, paid on Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Class Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the amounts of 12b-1 Plan expenses relating to Class A Shares, Class B Shares, Class C Shares and Class R Shares will be borne exclusively by such shares. See Determining Offering Price and Net Asset Value.

CLASS A SHARES
     Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes' Prospectus, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

     From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

DEALER'S COMMISSION
     As described in the Prospectus, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisors through whom such purchases are effected.




     In determining a financial advisor's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) may be aggregated with those of the Class A Shares of the Fund. Financial advisors also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisors should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

     An exchange from other Delaware Investments funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C SHARES
     Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within three years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of the Fund, even if those shares are later exchanged for shares of another Delaware Investments fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. See Waiver of Contingent Deferred Sales Charge--Class B Shares and Class C Shares under Redemption and Exchange for the Fund Classes for a list of the instances in which the CDSC is waived.

     During the fourth year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately five years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the Fund. See Automatic Conversion of Class B Shares under Redemption and Exchange. Such conversion will constitute a tax-free exchange for federal income tax purposes. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% (contractually limited to 0.15% through April 30, 2006) of average daily net assets of such shares.


     In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than three years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the three-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

DEFERRED SALES CHARGE ALTERNATIVE - CLASS B SHARES
     Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 2% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within three years of purchase, a CDSC.

     Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for the Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

     Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares as described in this Part B, even after the exchange. See Redemption and Exchange.

AUTOMATIC CONVERSION OF CLASS B SHARES
     Class B Shares, other than shares acquired through reinvestment of dividends, held for five years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the 18th day or next business day of March, June, September and December (each, a "Conversion Date"). If the fifth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the fifth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's fifth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the fifth anniversary of purchase before the shares will automatically convert into Class A Shares.

     Class B Shares of the Fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, the Delaware Cash Reserve Fund Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

     All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes.

LEVEL SALES CHARGE ALTERNATIVE - CLASS C SHARES
     Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

     Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.

PLANS UNDER RULE 12B-1 FOR THE FUND CLASSES

     Pursuant to Rule 12b-1 under the 1940 Act, Limited-Term Funds has adopted a separate plan for each of Class A Shares, Class B Shares, Class C Shares and Class R Shares of the Fund (the "Plans"). Each Plan permits the Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class of shares to which the Plan applies. The Plans do not apply to the Institutional Class of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of the Institutional Class. Shareholders of the Institutional Class may not vote on matters affecting the Plans.

     The Plans permit the Fund, pursuant to the Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares, Class C Shares and Class R Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

     In addition, the Fund may make payments out of the assets of Class A, Class B, Class C and Class R Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

     The maximum aggregate fee payable by the Fund under the Plans, and the Fund's Distribution Agreement, is on an annual basis up to 0.30% of Class A Shares' average daily net assets for the year, up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and the Class C Shares' average daily net assets for the year and up to 0.60% of Class R Shares' average daily net assets for the year. Limited-Term Funds' Board of Trustees may reduce these amounts at any time. The Distributor has agreed to waive these distribution fees to the extent such fees for any day exceeds the net investment income realized by the Fund Classes for such day.

     On May 21, 1987, the Board of Trustees set the fee for Class A Shares, pursuant to its Plan, at 0.15% of average daily net assets. This fee was effective until May 31, 1992. Effective June 1, 1992, the Board of Trustees has determined that the annual fee, payable on a monthly basis, under the Plan, will be equal to the sum of: (i) the amount obtained by multiplying 0.10% by the average daily net assets represented by Class A Shares which were originally purchased prior to June 1, 1992 in the Investors Series I class (which was converted into what is now referred to as Class A Shares) on June 1, 1992 pursuant to a Plan of Recapitalization approved by shareholders of the Investors Series I class), and (ii) the amount obtained by multiplying 0.15% by the average daily net assets represented by all other Class A Shares. While this is the method to be used to calculate the 12b-1 fees to be paid by

Class A Shares, the fee is a Class expense so that all shareholders regardless of whether they originally purchased or received shares in the Investors Series I class, or in one of the other classes that is now known as Class A Shares will bear 12b-1 expenses at the same rate. While this describes the current formula for calculating the fees which will be payable under the Class A Shares' Plan beginning June 1, 1992, the Plan permits a full 0.30% (contractually limited to 0.15% through April 30, 2006) on all assets of Class A Shares to be paid at any time following appropriate Board approval.

     All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A, Class B, Class C and Class R Shares would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.


     From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

     The Plans and the Distribution Agreement, as amended, have been approved by the Board of Trustees of Limited-Term Funds, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of Limited-Term Funds and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Distribution Agreement. Continuation of the Plans and the Distribution Agreement, as amended, must be approved annually by the Board of Trustees in the same manner as specified above.


     Each year, the trustees must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares, Class C Shares and Class R Shares and that there is a reasonable likelihood of the Plan relating to the Fund Class providing a benefit to that Class. The Plans and the Distribution Agreement, as amended, may be terminated at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the outstanding voting securities of the relevant Fund Class. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant Fund Class, as well as by a majority vote of those trustees who are not "interested persons." With respect to the Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must be approved by a majority of the outstanding voting Class B Shares. Also, any other material amendment to the Plans must be approved by a majority vote of the trustees, including a majority of the noninterested trustees of Limited-Term Funds having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of trustees who are not "interested persons" of Limited-Term Funds must be effected by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

     For the fiscal year ended December 31, 2004, 12b-1 Plan payments from the Class A Shares, Class B Shares and Class C Shares are shown below.


                                      Class A Shares    Class B Shares     Class C Shares    Class R Shares
                                      --------------    --------------     --------------    --------------
Advertising                                    $____             $____              $____             $____
Annual/Semiannual Reports                      $____             $____              $____             $____
Broker Trails                                  $____             $____              $____             $____
Broker Sales Charges                           $____             $____              $____             $____
Dealer Service Expenses                        $____             $____              $____             $____
Interest on Broker Sales Charges               $____             $____              $____             $____
Commissions to Wholesalers                     $____             $____              $____             $____
Promotional-Broker Meetings                    $____             $____              $____             $____
Promotional-Other                              $____             $____              $____             $____
Prospectus Printing                            $____             $____              $____             $____
Telephone                                      $____             $____              $____             $____
Wholesaler Expenses                            $____             $____              $____             $____
Other                                          $____             $____              $____             $____
Total                                          $____             $____              $____             $____

OTHER PAYMENTS TO DEALERS - CLASS A SHARES, CLASS B SHARES CLASS C SHARES AND CLASS R SHARES

     From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Investments family of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Investments fund shares.

SPECIAL PURCHASE FEATURES - CLASS A SHARES

BUYING CLASS A SHARES AT NET ASSET VALUE
     Class A Shares of the Fund may be purchased at net asset value under the Delaware Investments Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

     Current and former officers, trustees/directors and employees of Limited-Term Funds, any other fund in the Delaware Investments family, the Manager, or any of the Manager's current affiliates and those that may in the future be created, legal counsel to the funds and registered representatives and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares and any such class of shares of any of the other funds in the Delaware Investments family, including any fund that may be created, at the net asset value per share. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase Class A Shares at net asset value.

     Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisors affiliated with a broker or dealer, if such broker, dealer or investment advisor has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.

     Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of the Fund; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Retirement Financial Services, Inc. (formerly known as Delaware Investment & Retirement Services, Inc.) proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of funds in the Delaware Investments family and any stable value account available to investment advisory clients of the Manager or its affiliates; or
(ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a fund in the Delaware Investments family and such employer has properly represented to, and received written confirmation back from, Retirement Financial Services, Inc. in writing that it has the requisite number of employees. See Group Investment Plans for information regarding the applicability of the Limited CDSC.

     Purchases of Class A Shares at net asset value may be made by retirement plans that are maintained on retirement platforms sponsored by financial intermediary firms, provided the financial intermediary firm has entered into a Class A Share NAV Agreement with respect to such retirement platform.

     Purchases of Class A Shares at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class Shares or purchase interests in a collective trust as a result of a change in distribution arrangements.

     Purchases of Class A Shares at net asset value may also be made by any group retirement plan (excluding defined benefit pension plans) that purchases shares through a retirement plan alliance program that requires shares to be available at net asset value, provided Retirement Financial Services, Inc. either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program.

     Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a fund account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

     Limited-Term Funds must be notified in advance that the trade qualifies for purchase at net asset value.

ALLIED PLANS
     Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments funds ("eligible Delaware Investments fund shares"), as well as shares of designated classes of non-Delaware Investments funds ("eligible non-Delaware Investments fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

     With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible non-Delaware Investments fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments fund shares. See Combined Purchases Privilege, below.

     Participants in Allied Plans may exchange all or part of their eligible Delaware Investments fund shares for other eligible Delaware Investments fund shares or for eligible non-Delaware Investments fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange in this Part B.

     A dealer's commission may be payable on purchases of eligible Delaware Investments fund shares under an Allied Plan. In determining a financial advisor's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Investments fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See Class A Shares, above.

     The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments fund shares. When eligible Delaware Investments fund shares are exchanged into eligible non-Delaware Investments fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial advisor or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in this Part B.

LETTER OF INTENTION
     The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Limited-Term Funds which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Fund and of any class of any of the other mutual funds in Delaware Investments (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC other than shares of Delaware Group Premium Fund beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter.

     Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of the Fund and other Delaware Investments funds which offer corresponding classes of shares may also be aggregated for this purpose.

COMBINED PURCHASES PRIVILEGE
     In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Fund, as well as shares of any other class of any of the other Delaware Investments funds (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other Delaware Investments fund holdings.

     The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

RIGHT OF ACCUMULATION
     In determining the availability of the reduced front-end sales charge with respect to the Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of the Fund, as well as shares of any other class of any of the other Delaware Investments funds which offer such classes (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $60,000 at offering price of additional shares of Class A Shares, the charge applicable to the $60,000 purchase would currently be 2.00%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-MONTH REINVESTMENT PRIVILEGE
     Holders of Class A Shares and Class B Shares of the Fund (and of the Institutional Class holding shares which were acquired through an exchange from one of the other mutual funds in the Delaware Investments family offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Fund or in the same Class of any of the other funds in the Delaware Investments family. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares, the amount of the CDSC previously charged on the redemption will be reimbursed by the Distributor. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class C Shares.

     Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. In the case of Class B Shares, the time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions as well as the automatic conversion into Class A Shares.

     A redemption and reinvestment of Class B Shares could have income tax consequences. Shareholders will receive from the Distributor the amount of the CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes. It is recommended that a tax advisor be consulted with respect to such transactions.

     Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

     Investors should consult their financial advisors or the Transfer Agent, which also serves as each Fund's shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

GROUP INVESTMENT PLANS
     Group Investment Plans which are not eligible to purchase shares of the Institutional Class may also benefit from the reduced front-end sales charges for investments in Class A Shares described in the Prospectus, based on total plan assets. If a company has more than one plan investing in the Delaware Investments family of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Fund in which the investment is being made at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Investments investment accounts if they so notify the Fund in which they are investing in connection with each purchase. See Retirement Plans for the Fund Classes under Investment Plans in this Part B for information about Retirement Plans.

     The Limited CDSC is generally applicable to any redemptions of net asset value purchases made on behalf of a group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a fund in the Delaware Investments family. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in this Part B. Notwithstanding the foregoing, the Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in connection with redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at net asset value, provided that RFS either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived.


CLASS R SHARES
     Class R Shares generally are available only to (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) to IRA rollovers from plans maintained on Delaware's retirement recordkeeping system that are offering
R Class shares to participants.

INSTITUTIONAL CLASS
     The Institutional Class is available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its other affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment of the financial institution of a Rule 12b-1 Plan fee; (e) registered investment advisors investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the advisor for investment purposes, but only if the advisor is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services; (f) certain plans qualified under Section 529 of the Internal Revenue Code for which Delaware Service Company, Inc., the Distributor, or the Manager or one or more of their affiliates provide record keeping, administrative, investment management, marketing, distribution or similar services; and (g) Programs sponsored by financial intermediaries where such program requires the purchase of Institutional Class shares.

     Shares of Institutional Class are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

INVESTMENT PLANS

REINVESTMENT PLAN/OPEN ACCOUNT
     Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of the Institutional Class are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). Confirmations of any distributions from realized securities profits will be mailed to shareholders in the first quarter of each fiscal year.


     Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the Fund and Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price, and for the Class B Shares, Class C Shares, Class R Shares and the Institutional Classes at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

REINVESTMENT OF DIVIDENDS IN OTHER DELAWARE INVESTMENTS FAMILY OF FUNDS
     Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A Shares, Class B Shares, Class C Shares and Class R Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Investments, including the Fund, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.


     Subject to the following limitations, dividends and/or distributions from other funds in Delaware Investments may be invested in shares of the Fund, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares, Class C Shares or Class R Shares. Dividends from Class B Shares may only be directed to other Class B Shares, dividends from Class C Shares may only be directed to other Class C Shares and dividends from Class R Shares may only be directed to other Class R Shares.


     Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

INVESTING BY EXCHANGE
     If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of the Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in the Fund's prospectus. See Redemption and Exchange in this Part B for more complete information concerning your exchange privileges.


     Holders of Class A Shares of the Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Investments family, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares, Class C Shares or Class R Shares of the Fund or of any other fund in the Delaware Investments family. Holders of Class B Shares of the Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments funds. Similarly, holders of Class C Shares of the Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments funds. Class B Shares of the Fund and Class C Shares of the Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Fund. Holders of Class R Shares of the Fund are permitted to exchange all or part of their Class R Shares only into Class R Shares of other Delaware Investments funds or, if Class R Shares are not available for a particular fund, into the Class A Shares of such fund.


     Permissible exchanges into Class A Shares of the Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of the Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

INVESTING PROCEEDS FROM ELIGIBLE 529 PLANS
     The proceeds of a withdrawal from an Eligible 529 Plan which are directly reinvested in a substantially similar class of the Delaware Investments Family of Funds will qualify for treatment as if such proceeds had been exchanged from another Fund within the Delaware Investments Family of Funds rather than transferred from the Eligible 529 Plan, as described under "INVESTMENT PLANS - Investing by Exchange." The treatment of your redemption proceeds from an Eligible 529 Plan described in this paragraph does not apply if you take possession of the proceeds of the withdrawal and subsequently reinvest them (i.e., the transfer is not made directly). Similar benefits may also be extended to direct transfers from a substantially similar class of the Delaware Investments Family of Funds into an Eligible 529 Plan.

INVESTING BY ELECTRONIC FUND TRANSFER

     Direct Deposit Purchase Plan -- Investors may arrange for the Fund to accept for investment in Class A Shares, Class B Shares, Class C Shares or Class R Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.


     Automatic Investing Plan -- Shareholders of Class A Shares, Class B Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

     This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                                      * * *

     Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

     Payments to the Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

DIRECT DEPOSIT PURCHASES BY MAIL
     Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Limited-Term Funds for proper instructions.

MONEYLINE(SM) ON DEMAND
     You or your investment dealer may request purchases of Fund Class shares by phone using MoneyLine(SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern Time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

     It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your

Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.

WEALTH BUILDER OPTION
     Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in Delaware Investments family through the Wealth Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

     Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the Fund Classes' Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

     Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Redemption and Exchange for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

     This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Classes.

ASSET PLANNER
     To invest in Delaware Investments funds using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial advisor or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisors or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial advisor, you may also design a customized asset allocation strategy.


     The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange. Also see Buying Class A Shares at Net Asset Value. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B, Class C and Class R Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of the Fund and of other funds in the Delaware Investments family may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments funds.

     An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

     Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

RETIREMENT PLANS FOR THE FUND CLASSES
     An investment in a Fund may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans, including a 401(k) Defined Contribution Plan, an Individual Retirement Account ("IRA") and the new Roth IRA and a Coverdell Education Savings Account.

     Among the retirement plans that Delaware Investments offers, Class B Shares are available only for Individual Retirement Accounts, SIMPLE IRAs, Roth IRAs, Coverdell Education Savings Accounts, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, 403(b)(7) Plans and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange in this Part B for a list of the instances in which the CDSC is waived.

     Purchases of Class B Shares are subject to a maximum purchase limitation of $100,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

     For information concerning the applicability of a CDSC upon redemption of Class B Shares and Class C Shares, see Contingent Deferred Sales Charge - Class B Shares and Class C Shares.

     Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such Plans.

     Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Class shares. See Institutional Class, above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

     IT IS ADVISABLE FOR AN INVESTOR CONSIDERING ANY ONE OF THE RETIREMENT PLANS DESCRIBED BELOW TO CONSULT WITH AN ATTORNEY, ACCOUNTANT OR A QUALIFIED RETIREMENT PLAN CONSULTANT. FOR FURTHER DETAILS, INCLUDING APPLICATIONS FOR ANY OF THESE PLANS, CONTACT YOUR INVESTMENT DEALER OR THE DISTRIBUTOR.

     Taxable distributions from the retirement plans described below may be subject to withholding.

     Please contact your investment dealer or the Distributor for the special application forms required for the Plans described below.

PROTOTYPE PROFIT SHARING OR MONEY PURCHASE PENSION PLANS

     Prototype Plans are available for self-employed individuals, partnerships, corporations and other eligible forms of organizations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares, Class C Shares and Class R Shares.


INDIVIDUAL RETIREMENT ACCOUNT ("IRA")
     A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, the deductibility of such contributions may be restricted based on certain income limits.

IRA DISCLOSURES
     The Taxpayer Relief Act of 1997 provides new opportunities for investors. Individuals have five types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances. A new Roth IRA and a Coverdell Education Savings Account are available in addition to the existing deductible IRA and non-deductible IRA.

DEDUCTIBLE AND NON-DEDUCTIBLE IRAS
     An individual can contribute up to $3,000 to his or her IRA each year through 2004. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI") and whether the taxpayer is an active participant in an employer sponsored retirement plan.

     In June of 2001, The Economic Growth and Tax Relief Reconciliation Act of 2001 was signed into law and makes significant changes to the annual contribution limits. The current amount of $3,000 will rise to $5,000 in 2008, with annual inflation adjustments thereafter. Individuals who have attained age 50 by the end of the calendar year will be eligible to make additional "catch-up" contributions of $500 for 2002 through 2005, and $1,000 beginning in 2006.

     The annual contribution limits through 2008 are as follows:


        CALENDAR YEAR         UNDER AGE 50         AGE 50 AND ABOVE
        -------------         ------------         ----------------
             2005                $4,000                 $4,500
          2006-2007              $4,000                 $5,000
             2008                $5,000                 $6,000



     Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $3,000 is still available through 2005 if the taxpayer's AGI is not greater than $40,000 ($60,000 for taxpayers filing joint returns) for tax years beginning in 2004. A partial deduction is allowed for married couples with income not greater than $65,000 and less than $75,000, and for single individuals with AGI greater than $45,000 and less than $55,000. These income phase-out limits are annually increased until they reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.


     Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions of as much as the annual contribution limit and defer taxes on interest or other earnings from the IRAs.

     Under the law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is greater than $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI greater than $150,000 and less than $160,000.

CONDUIT (ROLLOVER) IRAS
     Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution.

     A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

     (1) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

     (2) Substantially equal installment payments for a period certain of 10 or more years;

     (3) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

     (4) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

     (5) A distribution of after-tax contributions which is not includable in income.

ROTH IRAS
     For taxable years beginning after December 31, 1997, non-deductible contributions of up to $3,000 each year can be made to a Roth IRA. As a result of the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act"), the $3,000 annual limit will not be reduced by any contributions to a deductible or nondeductible IRA for the same year. The limits after 2002 are the same as for a regular IRA. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI greater than $95,000 and less than $110,000, and for couples filing jointly with AGI greater than $150,000 and less than $160,000. Qualified distributions from a Roth IRA are exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributable to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).

     Distributions that are not qualified distributions would always be tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.

     Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA (deductible, Non-deductible and conduit) to a Roth IRA. Earnings and contributions from a deductible IRA are subject to a tax upon conversion; however, no 10% excise tax for early withdrawal would apply.

COVERDELL EDUCATION SAVINGS ACCOUNTS

     For taxable years beginning after December 31, 1997, a Coverdell Education Savings Account has been created exclusively for the purpose of paying qualified higher education expenses. Beginning in 2002, the annual contribution that can be made for each designated beneficiary has been increased to $2,000 and qualifying expenses will no longer be limited to those related to higher education.


     Elementary (including kindergarten) and secondary public, private or religious school tuition expenses will now qualify. The new law specifically permits as elementary and secondary school expenses academic tutoring, certain computer technology; and expenses for uniforms, transportation, and extended day programs.

     The $2,000 annual limit is in addition to the annual contribution limit applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish a Coverdell Education Savings Account. In addition, multiple Coverdell Education Savings Accounts can be created for the same beneficiary, however, the contribution limit of all contributions for a single beneficiary cannot exceed the annual limit.


     The modified AGI limit increase for couples filing jointly to $190,000 for a full contribution through $220,000. Individuals with modified AGI above the phase-out range are not allowed to make contributions to a Coverdell Education Savings Account established on behalf of any individual.


     Distributions from a Coverdell Education Savings Account are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.

     Any balance remaining in a Coverdell Education Savings Account at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includable in gross income of the beneficiary and generally subject to an additional 10% tax if the distribution is not for qualified higher education expenses. Tax-free transfers and rollovers of account balances from one Coverdell Education Savings Account benefiting one beneficiary to another Coverdell Education Savings Account benefiting a different beneficiary (as well as redesignations of the named beneficiary) are permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 18.

GROUP IRAS OR GROUP ROTH IRAS
     An Employer or association of employer may establish a Group IRA for its employees or members who want to purchase shares of the Fund.

     Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% additional tax on the amount prematurely distributed, in addition to the regular income tax resulting from the distribution.

     Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, effective January 1, 1998, the law allows for premature distribution without a 10% additional tax if (i) the amounts are used within 120 days of the distribution to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or (ii) used to pay acquisition costs of a principal residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.

     Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked.

SIMPLIFIED EMPLOYEE PENSION PLAN ("SEP/IRA")
     A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.

SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN ("SAR/SEP")
     Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may continue to be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

PROTOTYPE 401(k) DEFINED CONTRIBUTION PLAN

     Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Effective January 1, 1997, non-governmental tax-exempt organizations may establish 401(k) plans. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares, Class C Shares and Class R Shares or certain other funds in the Delaware Investments family. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectus for the Fund Classes.


DEFERRED COMPENSATION PLAN FOR PUBLIC SCHOOLS AND NON-PROFIT ORGANIZATIONS ("403(b)(7)")
     Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectus for the Fund Classes.

DEFERRED COMPENSATION PLAN FOR STATE AND LOCAL GOVERNMENT EMPLOYEES ("457")
     Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of the Fund. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectus for the Fund Classes.

SIMPLE IRA
     A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.

SIMPLE 401(k)
     A SIMPLE 401(k) is like a regular 401(k) except that it is available only to plan sponsors with 100 or fewer employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.

DETERMINING OFFERING PRICE AND NET ASSET VALUE


     Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund after receipt of the order by the Fund, its agent, designee, or certain other authorized persons. See Distribution and Service under Investment Management Agreement in this Part B. Orders for purchases of Class B Shares, Class C Shares, Class R Shares and Institutional Class Shares are effected at the net asset value per share next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund, its agent, designee, or other authorized persons. Selling dealers are responsible for transmitting orders promptly.


     The offering price for Class A Shares consists of the net asset value per share plus any applicable front-end sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern Time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for the days when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Fund will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.


     An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in the Fund's financial statements, which are incorporated by reference into this Part B.


     The Fund's net asset value per share is computed by adding the value of all securities and other assets in the portfolio of the Fund, deducting any liabilities and dividing by the number of shares outstanding. Expenses and income are accrued daily. U.S. government and other debt securities are generally valued at the mean between the last reported bid and asked prices. Options are valued at the last reported sales price or, if no sales are reported, at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost. For all other securities and assets, including non-Exchange-traded options, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.


     Each Class of the Fund will bear, pro-rata, all of the common expenses of the Fund. The net asset values of all outstanding shares of each Class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that Class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such Classes, except that the Institutional Class will not incur any of the expenses under the Limited-Term Fund's 12b-1 Plans and the Class A, Class B, Class C and Class R Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that would be allocable to each Class, the dividends paid to each Class of the Fund may vary. However, the net asset value per share of each Class is expected to be equivalent.


REDEMPTION AND EXCHANGE

     YOU CAN REDEEM OR EXCHANGE YOUR SHARES IN A NUMBER OF DIFFERENT WAYS. Exchanges are subject to the requirements of the Fund and all exchanges of shares constitute taxable events. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve a capital gain or loss to the shareholder for federal income tax purposes. You may want to consult your financial advisor or investment dealer to discuss which funds in Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Investments directly for fund information.

     Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, the Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request. The Fund may modify, terminate or suspend the exchange privilege upon 60 days' notice to shareholders.

     Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800 523-1918. The Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

     Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

     Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by the Fund, its agent or certain other authorized persons (see Distribution and Service under Investment Management Agreement) in this Part B; provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

     The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

     If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Fund or to the Distributor.

     In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for the Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

     Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value in this Part B. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Limited-Term Funds has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.

     The value of the Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to the Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

     Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value below. Redemptions of Class B Shares made within three years of purchase are subject to a CDSC of 2.00% during the first year of purchase; 1.00% during the second and third years of purchase and 0% thereafter. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge -- Class B Shares and Class C Shares under Purchasing Shares for the Fund Classes. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire which there may be a bank wiring cost, there is no fee charged for redemptions or repurchases, but such fees could be charged at any time in the future.

     Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds available from Delaware Investments (in each case, "New Shares") in a permitted exchanged, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares.


     The Fund also reserves the right to refuse the purchase side of an exchange request by any person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets.


     The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund will consider anyone who follows a pattern of market timing in any fund in the Delaware Investments Family of Funds to be a market timer.


     Market timing of a fund occurs when investors make consecutive rapid short-term "roundtrips", or in other words, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares. If you make a second such short-term roundtrip in that fund, you may be considered a market timer. The purchase and sale of fund shares through the use of the exchange privilege are also included in determining whether market timing has occurred. The Fund also reserves the right to consider other trading patterns as market timing.

     Your ability to use the Fund's exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order.

SMALL ACCOUNTS
     Before the Fund involuntarily redeems shares from an account that, under the circumstances listed in the Prospectus, has remained below the minimum amounts required by the Fund's Prospectus and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than the minimum required and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC or Limited CDSC will apply to the redemptions described in this paragraph.

                                      * * *

     The Fund has made available certain redemption privileges, as described below. The Fund reserves the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.

CHECKWRITING FEATURE
     Shareholders of the Class A Shares and the Institutional Class holding shares for which certificates have not been issued may request on the investment application that they be provided with special forms of checks which may be issued to redeem their shares by drawing on the Delaware Group Limited-Term Government Funds, Inc.-Limited-Term Government Fund account with First Union Bank. Normally, it takes two weeks from the date the shareholder's initial purchase check clears to receive the check book. The use of any form of check other than the Fund's check will not be permitted unless approved by the Fund. The Checkwriting Feature is not available with respect to the Class B Shares, Class C Shares or for retirement plans.

     (1)  Redemption checks must be made payable in an amount of $500 or more.

     (2) Checks must be signed by the shareholder(s) of record or, in the case of an organization, by the authorized person(s). If registration is in more than one name, unless otherwise indicated on the investment application or your checkwriting authorization form, these checks must be signed by all owners before the Fund will honor them. Through this procedure the shareholder will continue to be entitled to distributions paid on these shares up to the time the check is presented for payment.

     (3) If a shareholder who recently purchased shares by check seeks to redeem all or a portion of those shares through the Checkwriting Feature, the Fund will not honor the redemption request unless it is reasonably satisfied of the collection of the investment check. A hold period against a recent purchase may be up to but not in excess of 15 days, depending upon the origin of the investment check.

     (4) If the amount of the check is greater than the value of the shares held in the shareholder's account, the check will be returned and the shareholder's bank may charge a fee.

     (5)  Checks may not be used to close accounts.

     The Fund reserves the right to revoke the Checkwriting Feature of shareholders who overdraw their accounts or if, in the opinion of management, such revocation is otherwise in the Fund's best interest.

     Shareholders will be subject to bank's rules and regulations governing similar accounts. This service may be terminated or suspended at any time by the Fund's bank, the Fund or the Transfer Agent. As the Fund must redeem shares at their net asset value next determined (subject, in the case of Class A Shares, to any Limited CDSC), it will not be able to redeem all shares held in a shareholder's account by means of a check presented directly to the bank. The Fund and the Transfer Agent will not be responsible for the inadvertent processing of post-dated checks or checks more than six months old.

     Stop-Payment Requests--Investors may request a stop payment on checks by providing the Fund with a written authorization to do so. Oral requests will be accepted provided that the Fund promptly receives a written authorization. Such requests will remain in effect for six months unless renewed or canceled. The

Fund will use its best reasonable efforts to effect stop-payment instructions, but does not promise or guarantee that such instructions will be effective.

     Return of Checks--Checks used in redeeming shares from a shareholder's account will be accumulated and returned semiannually. Shareholders needing a copy of a redemption check before the regular mailing should contact Delaware Service Company, Inc. at 800 523-1918.

WRITTEN REDEMPTION
     You can write to the Fund at 2005 Market Street, Philadelphia, PA 19103-7094 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares or Institutional Class Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares and Institutional Class Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares, Class C Shares or Class R Shares.

WRITTEN EXCHANGE
     You may also write to the Fund (at 2005 Market Street, Philadelphia, PA 19103-7094) to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above and in the Prospectuses.

TELEPHONE REDEMPTION AND EXCHANGE
     To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares or Institutional Class Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

     The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

     Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

TELEPHONE REDEMPTION -- CHECK TO YOUR ADDRESS OF RECORD
     THE TELEPHONE REDEMPTION FEATURE IS A QUICK AND EASY METHOD TO REDEEM SHARES. You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

TELEPHONE REDEMPTION -- PROCEEDS TO YOUR BANK
     Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. A bank wire fee may be deducted from Fund Class redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

TELEPHONE EXCHANGE
     The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of the Fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

     The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MONEYLINE(SM) ON DEMAND
     You or your investment dealer may request redemptions of Fund shares by phone using MoneyLine(SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern Time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions. See MoneyLine(SM) On Demand under Investment Plans and in this Part B.

SYSTEMATIC WITHDRAWAL PLANS

     Shareholders of Class A Shares, Class B Shares, Class C Shares and Class R Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Fund does not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply for the Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

     Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

     The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in the Fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Investments funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable CDSC, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See Waivers of Contingent Deferred Sales Charges, below.

     An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

     Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine(SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for any this service; however, your bank may charge a fee. This service is not available for retirement plans.

     The Systematic Withdrawal Plan is not available to the Institutional Class. Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE
     For purchases of $1,000,000, a Limited CDSC of 1% will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) if shares are redeemed during the first year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of : (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

     Redemptions of such Class A Shares held for more than one year will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the one-year holding period. The Limited CDSC is assessed if such one year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of the Fund or Class A Shares acquired in the exchange.

     In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

WAIVERS OF CONTINGENT DEFERRED SALES CHARGES

WAIVER OF LIMITED CONTINGENT DEFERRED SALES CHARGE - CLASS A SHARES
     The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (v) returns of excess contributions to an IRA;
(vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and (vi) above pursuant to a systematic withdrawal plan; (viii) distributions form an account if the redemption results from a death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed; (ix) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Purchasing Shares); and (x) redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at net asset value, provided that, RFS either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived in this Part B.

WAIVER OF CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C SHARES
     The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; and (iv) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

     The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Plan, 401(k) Defined Contribution Plan upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

     The CDSC on Class C Shares also is waived for any group retirement plan (excluding defined benefit pension plans) (i) that purchases shares through a retirement plan alliance program, provided Retirement Financial Services, Inc. either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program, and (ii) for which Retirement Financial Services, Inc. provides fully-bundled retirement plan services and maintains participant records on its proprietary recordkeeping system.

                                      * * *

     In addition, the CDSC will be waived on Class A Shares, Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

INCOME DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

     It is the present policy of Limited-Term Funds to declare dividends from net investment income of the Fund on a daily basis. Dividends are declared at the time the offering price and net asset value are determined (see Determining Offering Price and Net Asset Value) each day the Fund is open and are paid monthly. Checks are normally mailed within three business days of that date. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. The Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services. Net investment income earned on days when the Fund is not open will be declared as a dividend on the next business day. Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

     Each class of the Fund will share proportionately in the investment income and expenses of the Fund, except that the Class A Shares, Class B Shares, Class C Shares and the Class R Shares alone will incur distribution fees under their respective 12b-1 Plans.

     Dividends and realized securities profits distributions are automatically reinvested in additional shares of the Fund at the net asset value in effect on the payable date, and credited to the shareholder's account, unless an election to receive distributions in cash has been made by the shareholder. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again.

     Limited-Term Funds anticipates distributing to its shareholders substantially all of the Fund's net investment income. Any net short-term capital gains after deducting any net long-term capital losses (including carryforwards) would be distributed quarterly but, in the discretion of Limited-Term Funds' Board of Trustees, might be distributed less frequently. Distributions of net long-term gains, if any, realized on sales of investments will be distributed annually during the quarter following the close of the fiscal year.

     A Fund will inform its shareholders of the amount of their income dividends and capital gain distributions, and will advise them of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in a Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

     Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Delaware Investments fund, the IRS requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

     Any loss incurred on the redemption or exchange of shares held for six months or treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

     All or a portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

     If you redeem some or all of yours shares in a Fund, and then reinvest the redemption proceeds in a Fund or in another Delaware Investments fund within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. In reporting any gain or loss in your redemption, all or a portion of the sales charge that you paid on your original shares in a Fund is excluded from your tax basis in the shares sold and added to your tax basis for the new shares.

     A Fund may invest in complex securities that may be subject to numerous special and complex tax rules. The rules could affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to a Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer the Fund's ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could therefore affect the amount, timing or character of the income distributed to you by a Fund.


JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 (JGTRRA)
     On May 28, 2003, President Bush signed into law the Jobs and Growth Tax Relief Reconciliation Act of 2003 (JGTRRA). The new law reduces the tax rate on dividends and capital gains to 15% (5% for taxpayers with income in the lower brackets; 0% for those taxpayers in 2008).


REDUCTION OF TAX RATE ON DIVIDENDS
     Qualifying dividends received by the funds after December 31, 2002, will be taxed at a rate of 15% (5% for taxpayers with income in the lower brackets; 0% for these taxpayers in 2008). Prior law will apply for tax years beginning after December 31, 2008. Dividends paid on foreign corporation stocks that are readily tradable on U.S. securities markets are eligible for the lower rates.

     The amount of ordinary dividends qualifying for the lower tax rates that may be paid by a RIC for any tax year may not exceed the amount of the aggregate qualifying dividends received by the RIC, unless that aggregate is at least 95% of the RIC gross income (as specially computed), in which case the entire dividend qualifies. Obviously, money market and bond mutual fund distributions will generally not qualify.

     The lower tax rates are not available for dividends to the extent that the taxpayer is obligated to make related payments with respect to positions in substantially similar or related property (e.g., payments in lieu of dividends under a short sale). The capital gain rates also do not apply to (1) dividends received from an organization that was exempt from tax under Section 501 or was a tax-exempt farmers' cooperative in either the tax year of the distribution or the preceding tax year; (2) dividends received from a mutual savings bank that received a deduction under Section 591; or (3) deductible dividends paid on employer securities (i.e., under Section 404(k)).

     Owners whose shares are lent in short sales would not qualify for the lower rate. The lower tax rates would not apply under the law as enacted to "payments in lieu of dividends," which are received by someone whose stock is loaned to a short-seller. Brokerages have commonly lent stock out of margin accounts to short sellers, but may need to accommodate investors who do not want to receive unfavorable dividend treatment because their stock was lent out. Depending on the details of regulations that may be issued later this year, brokerages may decide to limit any such loans after 2003 to securities that are held in accounts owned by tax-indifferent parties, such as pension funds. The legislative history indicates that the Service is to be liberal in waiving penalties for failure to report substitute payments properly for payors who are making good-faith efforts to comply, but cannot reasonably do so given the time needed to update their systems.

REDUCTION OF TAX RATE ON CAPITAL GAINS

     Under JGTRRA, the top individual rate on adjusted net capital gain, which was generally 20% (10% for taxpayers in the 10% and 15% brackets), is reduced to 15% (5% for taxpayers with income in the lower brackets). These lower rates apply to both the regular tax and the alternative minimum tax. The lower rates apply to assets held more than one year. For taxpayers with income in the lower brackets, the 5% rate is reduced to 0% for 2008.


     The tax rate on short-term capital gains is unchanged, and they will continue to be taxed at the ordinary income rate. The capital gains changes apply to sales and exchanges (and installment payments received) on or after May 6, 2003, but not with respect to tax years beginning after December 31, 2008.

     The special tax rates for gains on assets held for more than five years (8% for taxpayers with income in the 10% and 15% brackets; 18% for other taxpayers with respect to assets purchased after 2000) have been repealed.

BACK-UP WITHHOLDING CHANGES

     Prior to the passage of JGTRRA the backup withholding rate for shareholders that did not provide taxpayer identification numbers was 30%. This rate has been reduced to 28%, retroactive to January 1, 2003.


     See also Other Tax Requirements under Accounting and Tax Issues in this Part B.

INVESTMENT MANAGEMENT AGREEMENT

     The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to the Fund, subject to the supervision and direction of Limited-Term Funds' Board of Trustees.


     The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On December 31, 2004, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $100 billion in assets in various institutional or separately managed, investment company, and insurance accounts.


     The Investment Management Agreement for the Fund is dated December 15, 1999 and was approved by shareholders on that date. The Agreement has an initial term of two years. The Agreement may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms and the renewal thereof have been approved by the vote of a majority of the trustees of Limited-Term Funds who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the trustees of Limited-Term Funds or by the Manager. The Agreement will terminate automatically in the event of its assignment. The Investment Management Agreement provides that the Fund shall pay the Manager a management fee payable monthly and computed on the net asset value of the Fund as of each day at the following annual rate:

                             MANAGEMENT FEE SCHEDULE
                 (as per percentage of average daily net assets)

                 0.50% on the first $500 million
                 0.475% on the next $500 million
                 0.45% on the next $1.5 billion
                 0.425% on assets in excess of $2.5 billion


     [On December 31, 2004, the Fund's total net assets were $_________. Investment management fees paid (after fee waivers) by the Fund for the fiscal years ended December 31, 2004, 2003 and 2002 amounted to $_________, $_______
and $_______, respectively.]


     Under the general supervision of the Board of Trustees, the Manager manages the Fund's portfolio in accordance with the Fund's stated investment objective and policy and makes and implements all investment decisions on behalf of the Fund. The Manager pays the salaries of all trustees, officers and employees of Limited-Term Funds who are affiliated with the Manager. The Fund pays all of its other expenses, including its proportionate share of rent and certain other administrative expenses.

     The Fund has formally delegated to its investment adviser, Delaware Management Company (the "Adviser"), the ability to make all proxy voting decisions in relation to portfolio securities held by the Fund. If and when proxies need to be voted on behalf of the Fund, the Adviser will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the "Procedures"). The Adviser has established a Proxy Voting Committee (the "Committee") which is responsible for overseeing the Adviser's proxy voting process for the Fund. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Adviser to vote proxies in a manner consistent with the goal of voting in the best interests of the Fund.

     In order to facilitate the actual process of voting proxies, the Adviser has contracted with Institutional Shareholder Services ("ISS") to analyze proxy statements on behalf of the Fund and other Adviser clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS's proxy voting activities. If a proxy has been voted for the Fund, ISS will create a record of the vote. Beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

     The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Adviser will normally vote against management's position when it runs counter to its specific Proxy Voting Guidelines (the "Guidelines"), and the Adviser will also vote against management's recommendation when it believes that such position is not in the best interests of the Fund.

     As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Fund. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) generally vote for debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved; (iv) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (v) generally vote against proposals to create a new class of common stock with superior voting rights; (vi) generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; (vii) generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms; (viii) votes with respect to management compensation plans are determined on a case-by-case basis; (ix) generally vote for reports on the level of greenhouse gas emissions from the company's operations and products; and (x) generally vote for proposals asking for a report on the feasibility of labeling products containing genetically modified ingredients.


     Because the Fund has delegated proxy voting to the Adviser, the Fund is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, the Adviser does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which the Adviser receives on behalf of the Fund are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Adviser to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Adviser during the proxy voting process. In the very limited instances where the Adviser is considering voting a proxy contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Adviser or affiliated persons of the Adviser. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Fund. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Fund.


DISTRIBUTION AND SERVICE

     The Distributor, Delaware Distributors, L.P., located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of the Fund's shares under a Distribution Agreement dated April 19, 2001. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Fund on behalf of Class A Shares, Class B Shares, Class C Shares and Class R Shares under their respective 12b-1 Plan. The Distributor is an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc.

     Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of the Manager, serves as the Funds' financial intermediary wholesaler pursuant to a Second Amended and Restated Financial Intermediary Distribution Agreement with the Distributor dated August 21, 2003. LFD is primarily responsible for promoting the sale of the Fund shares through broker/dealers, financial advisors and other financial intermediaries (collectively, "Financial Intermediaries"). The address of LFD is 2001 Market Street, Philadelphia, PA 19103-7055. The rate of compensation, which is calculated and paid monthly, to LFD for the sales of shares of the retail funds of Delaware Investments Family of Funds (excluding the shares of Delaware VIP Trust series, money market funds and house accounts and shares redeemed within 30 days of purchase) is a non-recurring fee equal to the amount shown below:

                                                                           Basis Points on Sales
                                                                           ---------------------
Retail Mutual Funds (Class A, B and C Shares)                                      0.50%
Merrill Lynch Connect Program                                                      0.25%
Registered Investment Advisors and
 H.D. Vest Institutional Classes                                                   0.45%
Citigroup Global Capital Markets, Inc. (formerly Salomon Smith Barney)
 and Delaware International Value Equity Fund Class I Shares                          0%

     In addition to the non-recurring fee set forth above, the Distributor pays LFD a fee at the annual rate set forth below of the average daily net assets of Fund shares of the Delaware Investments retail funds outstanding and beneficially owned by shareholders through Financial Intermediaries, including those Fund shares sold before the date of this Agreement.


                                                                           Basis Points on Sales
                                                                           ---------------------
Retail Mutual Funds (including shares of money market funds and house
 accounts and shares redeemed within 30 days of purchase)                           0.04%
Merrill Lynch Connect Program                                                          0%
Registered Investment Advisors and
 H.D. Vest Institutional Classes                                                    0.04%
Citigroup Global Capital Markets, Inc. (formerly Salomon Smith Barney)
 and Delaware International Value Equity Fund Class I Shares                        0.04%

     Beginning March 1, 2003, the Distributor has contracted to waive 0.15% of the 0.30% 12b-1 Plan expenses otherwise payable by Limited-Term Funds Class A Shares.

     The fees associated with LFD's services to the Fund are borne exclusively by the Distributor and not by the Fund.

     The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to a Shareholders Services Agreement dated as of April 19, 2001. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

     The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Fund. For purposes of pricing, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.

OFFICERS AND TRUSTEES

     The business and affairs of Limited-Term Funds are managed under the direction of its Board of Trustees.


     Certain officers and trustees of Limited-Term Funds hold identical positions in each of the other funds in the Delaware Investments family. [On March 31, 2005, Limited-Term Funds' officers and trustees owned less than 1% of the outstanding shares of the Class A, Class B, Class C and Class R shares of the Fund and ___% of the outstanding shares of the Institutional Class of the Fund.]

     As of March 31, 2005, management believes the following shareholders held of record 5% or more of the outstanding shares of a Class. Management does not have knowledge of beneficial owners.

CLASS                                       NAME AND ADDRESS OF ACCOUNT                       SHARE AMOUNT     PERCENTAGE
-----                                       ---------------------------                       ------------     ----------
Delaware Limited-Term Government Fund       MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS
A Class                                     ATTENTION: FUND ADMINISTRATION
                                            4800 DEER LAKE DR. E #2
                                            JACKSONVILLE, FL 32246-6484

Delaware Limited-Term Government Fund       MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS
B Class                                     ATTENTION: FUND ADMINISTRATION
                                            4800 DEER LAKE DRIVE EAST, 2ND FL.
                                            JACKSONVILLE, FL 32246-6484

Delaware Limited-Term Government Fund       MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS
C Class                                     ATTENTION: FUND ADMINISTRATION
                                            4800 DEER LAKE DRIVE EAST, 2ND FL
                                            JACKSONVILLE, FL 32246-6484

Delaware Limited-Term Government Fund       MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS
R Class                                     ATTENTION: FUND ADMINISTRATION
                                            4800 DEER LAKE DRIVE EAST, 2ND FL
                                            JACKSONVILLE, FL 32246-6484

                                            MCB Trust Services
                                            Cust. FBO Van Zyverden, Inc.
                                            700 17th Street, Suite 300
                                            Denver, CO 80202-3531

Delaware Limited-Term Government Fund       RS 401K PLAN
Institutional Class                         IRON WORKERS LOCAL #420
                                            ATTN: RETIREMENT PLANS
                                            1645 FAIRVIEW STREET
                                            READING, PA 19606

                                            LINCOLN FINANCIAL GROUP FOUNDATION INC.
                                            1300 S. CLINTON STREET
                                            FORT WAYNE, IN 46802-3506

                                            RE DMC EMPLOYEE PROFIT SHARING PLAN
                                            5470002648-2
                                            DELAWARE MANAGEMENT CO
                                            EMPLOYEE PROFIT SHARING TRUST
                                            C/O RICK SEIDEL
                                            1818 MARKET STREET
                                            PHILADELPHIA, PA 19103-3638

CLASS                                       NAME AND ADDRESS OF ACCOUNT                       SHARE AMOUNT     PERCENTAGE
-----                                       ---------------------------                       ------------     ----------
                                            RS DMTC 401(K) PLAN
                                            ALOHA AIR
                                            ATTN: CANDACE TAWARA
                                            371 AOKEA PLACE
                                            HONOLULU INTERNATIONAL AIRPORT
                                            HONOLULU, HI 96820

Delaware Limited-Term Government Fund       BOST & CO.
Institutional Class                         FBO TUITION A/C INVESTMENT PROGRAM
                                            C/O MUTUAL FUND OPERATION
                                            P.O. BOX 3198
                                            PITTSBURGH, PA 15230-3198

                                            BOST & CO.
                                            FBO TUITION A/C INVESTMENT PROGRAM
                                            C/O MUTUAL FUND OPERATION
                                            P.O. BOX 3198
                                            PITTSBURGH, PA 15230-3198

     DMH Corp., Delaware Investments U.S., Inc., Delaware General Management, Inc. Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware Distributors, Inc., Delaware Management Trust Company, Delaware Management Business Trust, Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Management Company (a series of Delaware Management Business Trust), Delaware Lincoln Investment Advisers (a series of Delaware Management Business Trust), Delaware Capital Management (a series of Delaware Management Business Trust), Delaware Lincoln Cash Management (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Retirement Financial Services, Inc. and LNC Administrative Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). DMH is an indirect, wholly owned subsidiary, and is subject to the ultimate control, of Lincoln National Corporation. Lincoln National Corporation, with headquarters in Philadelphia, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. Delaware Investments is the marketing name for DMH and its subsidiaries.

     Certain Trustees and officers of Limited-Term Funds hold identical positions in each of the other funds in the Delaware Investments family. Trustees and principal officers of Limited-Term Funds are noted below along with their ages and their business experience for the past five years.

     Trustees and principal officers of the Limited-Term Funds are noted below along with their ages and their business experience for the past five years.


                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                               POSITION(s)                                                     FUND COMPLEX
                              HELD WITH THE                                                    OVERSEEN BY      OTHER DIRECTORSHIPS
NAME, ADDRESS AND             LIMITED-TERM      LENGTH OF TIME     PRINCIPAL OCCUPATION(s)      TRUSTEE OR       HELD BY TRUSTEE OR
BIRTHDATE                         FUNDS             SERVED           DURING PAST 5 YEARS         OFFICER              OFFICER
---------------------------  ---------------   -----------------  ------------------------    --------------   --------------------
INTERESTED TRUSTEES

JUDE T. DRISCOLL(2)             Chairman,          5 Years -          Since August 2000,            75                  None
2005 Market Street              President,     Executive Officer   Mr. Driscoll has served
Philadelphia, PA 19103       Chief Executive                        in various executive
                               Officer and     1 Year - Trustee    capacities at different
March 10, 1963                  Trustee(4)                            times at Delaware
                                                                        Investments(1)

                                                                  Senior Vice President and
                                                                   Director of Fixed-Income
                                                                  Process - Conseco Capital
                                                                          Management
                                                                  (June 1998 - August 2000)

INDEPENDENT TRUSTEES

WALTER P. BABICH                 Trustee           17 Years        Board Chairman - Citadel         92                  None
2005 Market Street                                                 Construction Corporation
Philadelphia, PA 19103                                                 (1989 - Present)

October 1, 1927

JOHN H. DURHAM                   Trustee          26 Years(3)          Private Investor             92          Trustee and Audit
2005 Market Street                                                                                              Committee Member -
Philadelphia, PA 19103                                                                                          Abington Memorial
                                                                                                                     Hospital

August 7, 1937
                                                                                                               President/Director -
                                                                                                                22 WR Corporation

JOHN A. FRY                     Trustee(4)          4 Years         President - Franklin &          75         Director - Community
2005 Market Street                                                     Marshall College                           Health Systems
Philadelphia, PA 19103                                              (June 2002 - Present)

May 28, 1960                                                       Executive Vice President
                                                                       - University of
                                                                         Pennsylvania
                                                                   (April 1995 - June 2002)

ANTHONY D. KNERR                 Trustee           12 Years       Founder/Managing Director         92                  None
2005 Market Street                                                    - Anthony Knerr &
Philadelphia, PA 19103                                              Associates (Strategic
                                                                         Consulting)
December 7, 1938                                                       (1990 - Present)

ANN R. LEVEN                     Trustee           16 Years         Treasurer/Chief Fiscal          92           Director and Audit
2005 Market Street                                                    Officer - National                       Committee Chairperson
Philadelphia, PA 19103                                                  Gallery of Art                             - Andy Warhol
                                                                        (1994 - 1999)                                Foundation
November 1, 1940
                                                                                                                Director and Audit
                                                                                                                 Committee Member
                                                                                                                  - Systemax Inc.

                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                               POSITION(s)                                                     FUND COMPLEX
                              HELD WITH THE                                                    OVERSEEN BY      OTHER DIRECTORSHIPS
NAME, ADDRESS AND             LIMITED-TERM      LENGTH OF TIME     PRINCIPAL OCCUPATION(s)      TRUSTEE OR       HELD BY TRUSTEE OR
BIRTHDATE                         FUNDS             SERVED           DURING PAST 5 YEARS         OFFICER              OFFICER
---------------------------  ---------------   -----------------  ------------------------    --------------   --------------------
INDEPENDENT TRUSTEES
(continued)

THOMAS F. MADISON                Trustee           11 Years       President/Chief Executive         92               Director -
2005 Market Street                                                 Officer - MLM Partners,                        Banner Health
Philadelphia, PA 19103                                               Inc. (Small Business
                                                                  Investing and Consulting)                     Director and Audit
February 25, 1936                                                  (January 1993 - Present)                     Committee Member -
                                                                                                                CenterPoint Energy

                                                                                                                Director and Audit
                                                                                                                Committee Member -
                                                                                                                Digital River Inc.

                                                                                                                Director and Audit
                                                                                                                Committee Member -
                                                                                                                Rimage Corporation

                                                                                                                     Director -
                                                                                                                 Valmont Industries
                                                                                                                      Inc.

JANET L. YEOMANS                 Trustee           6 Years         Vice President/Mergers &         92                 None
2005 Market Street                                                      Acquisitions -
Philadelphia, PA 19103                                                  3M Corporation
                                                                   (January 2003 - Present)
July 31, 1948
                                                                     Ms. Yeomans has held
                                                                      various management
                                                                       positions at 3M
                                                                   Corporation since 1983.

OFFICERS

MICHAEL P. BISHOF              Senior Vice     Chief Financial     Mr. Bishof has served in         92                None(5)
2005 Market Street            President and     Officer since         various executive
Philadelphia, PA 19103            Chief       February 17, 2005    capacities at different
                                Financial                             times at Delaware
August 18, 1962                  Officer                                 Investments

RICHELLE S. MAESTRO            Senior Vice        Chief Legal     Ms. Maestro has served in         92                None(5)
2005 Market Street              President,       Officer since        various executive
Philadelphia, PA 19103         Chief Legal      March 17, 2003     capacities at different
                               Officer and                            times at Delaware
November 26, 1957               Secretary                                Investments

JOHN J. O'CONNOR               Senior Vice      Treasurer since    Mr. O'Connor has served          92                None(5)
2005 Market Street            President and    February 17, 2005     in various executive
Philadelphia, PA 19103          Treasurer                          capacities at different
                                                                      times at Delaware
June 16, 1957                                                            Investments



(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Limited-Term Fund's investment advisor, principal underwriter and its transfer agent.

(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Limited-Term Fund's manager and distributor.
(3)  Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5) Mr. Bishof, Ms. Maestro and Mr. O'Connor also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter and transfer agent as the registrant.

     Following is additional information regarding investment professionals affiliated with the Limited-Term Funds.



NAME, ADDRESS AND                   POSITION(s) HELD WITH                                  PRINCIPAL OCCUPATION(s) DURING PAST
BIRTHDATE                            LIMITED-TERM FUNDS         LENGTH OF TIME SERVED                    5 YEARS
---------------------------     ----------------------------    ---------------------    -------------------------------------
STEPHEN R. CIANCI               Senior Vice President/Senior          12 Years                During the past five years,
2005 Market Street                    Portfolio Manager                                     Mr. Cianci has served in various
Philadelphia, PA 19103-7094                                                                 capacities at different times at
                                                                                                  Delaware Investments.
May 12, 1969

PAUL GRILLO                         Vice President/Senior             11 Years                During the past five years,
2005 Market Street                    Portfolio Manager                                     Mr. Grillo has served in various
Philadelphia, PA 19103-7094                                                                 capacities at different times at
                                                                                                  Delaware Investments.
May 16, 1959

     The following table shows each Trustee's ownership of shares of the Limited-Term Funds and of all Delaware Investments funds as of December 31, 2004.

                                                                         AGGREGATE DOLLAR RANGE OF EQUITY
                                                                      SECURITIES IN ALL REGISTERED INVESTMENT
                                DOLLAR RANGE OF EQUITY SECURITIES     COMPANIES OVERSEEN BY TRUSTEE IN FAMILY
NAME                                IN THE LIMITED-TERM FUNDS                 OF INVESTMENT COMPANIES
----------------------------    ---------------------------------     ----------------------------------------
Jude T. Driscoll
Walter A. Babich
John H. Durham
John A. Fry
Anthony D. Knerr
Ann R. Leven
Thomas F. Madison
Janet L. Yeomans

     The following is a compensation table listing for each Trustee entitled to receive compensation, the aggregate compensation received from Limited-Term Funds during its fiscal year and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a Trustee during Limited-Term Funds' fiscal year and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Trustees/Directors as of December 31, 2004. Only the independent Trustees of the Limited-Term Funds receive compensation from Limited-Term Funds.

                                AGGREGATE                                                       TOTAL COMPENSATION FROM
                            COMPENSATION FROM     PENSION OR RETIREMENT     ESTIMATED ANNUAL         THE INVESTMENT
                             THE LIMITED-TERM      BENEFITS ACCRUED AS       BENEFITS UPON       COMPANIES IN DELAWARE
NAME                              FUNDS           PART OF FUND EXPENSES      RETIREMENT(1)           INVESTMENTS(2)
------------------------    -----------------     ---------------------     ----------------    ------------------------
Walter P. Babich                  $ 000                   none                 $  70,000                $  000
John H. Durham                    $ 000                   none                 $  70,000                $  000
John A. Fry                       $ 000                   none                 $  70,000                $  000(3)
Anthony D. Knerr                  $ 000                   none                 $  70,000                $  000
Ann R. Leven                      $ 000                   none                 $  70,000                $  000
Thomas F. Madison                 $ 000                   none                 $  70,000                $  000
Janet L. Yeomans                  $ 000                   none                 $  70,000                $  000

(1) Under the terms of the Delaware Investments Retirement Plan for Trustees/Directors, each disinterested Trustee/Director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as Trustee/Director for a period equal to the lesser of the number of years that such person served as a Trustee/Director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to trustees/directors of each investment company at the time of such person's retirement. If an eligible Trustee/Director retired as of December 31, 2004, he or she would be entitled to annual payments totaling the amounts noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she serves as a trustee or director, based on the number of investment companies in the Delaware Investments family as of that date.
(2) Each independent Trustee/Director currently receives a total annual retainer fee of $70,000 for serving as a Trustee/Director for all 32 investment companies in Delaware Investments, plus $5,000 for each Board Meeting attended. The following compensation is in the aggregate from all investment companies in the complex. Members of the audit committee receive additional compensation of $2,500 for each meeting. Members of the nominating committee receive additional compensation of $1,700 for each meeting. In addition, the chairpersons of the audit and nominating committees each receive an annual retainer of $10,000 and $1,500, respectively. The Coordinating Trustee/Director of the Delaware Investments funds receives an additional retainer of $25,000.

(3) In addition to this compensation, for the 12-month period ended on December 31, 2004, Mr. Fry received [$_____] in professional fees from Voyageur Funds for services provided to the Fund's Board.

     The Board of Trustees has the following committees:


     Audit Committee: This committee monitors accounting and financial reporting policies and practices, and internal controls for the Delaware Investments funds. It also oversees the quality and objectivity of the Delaware Investments funds' financial statements and the independent audit thereof, and acts as a liaison between the Delaware Investments funds' independent registered public accounting firm and the full Board of Trustees. The Audit Committee of the Fund consists of the following three independent Trustees/Directors appointed by the
Board: Ann R. Leven, Chairperson; Thomas F. Madison; and Jan L. Yeomans. The Audit Committee held [6] meetings during the Fund's last fiscal year.

     Nominating Committee: This committee recommends Board members, fills vacancies and considers the qualifications of Board members. The committee also monitors the performance of counsel for independent trustees. The Nominating Committee will consider selections for Board of Directors nominations from shareholders. The Nominating Committee of the Fund currently consists of the following three Trustees/Directors appointed by the Board: Anthony D. Knerr, Chairperson; John H. Durham and John A. Fry, all of whom are independent. The Nominating Committee held [12] meetings during the Fund's last fiscal year.


GENERAL INFORMATION

     Limited-Term Funds, was organized as a Pennsylvania business trust in 1981, reorganized as a Maryland corporation in 1990 and further reorganized as a Delaware business trust on December 15, 1999. It is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act.


     The Manager is the investment manager of the Fund. The Manager also provides investment management services to certain of the other funds in the Delaware Investments family. An affiliate of the Manager manages private investment accounts. While investment decisions of the Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions of the Fund.

     The Board of Trustees is responsible for overseeing the performance of the Funds' investment advisor and determining whether to approve and/or renew the Funds' investment management agreements. When the Board considers whether to renew an investment management agreement, it considers various factors that include:

     The nature, extent and quality of the services provided by the investment advisor.

     The investment performance of the Fund's assets managed by the investment advisor.

     The fair market value of the services provided by the investment advisor.

     Comparative analysis of expense ratios of, and advisory fees paid by, similar funds.

     The extent to which economies of scale would be realized as the fund grows.

     Other benefits accruing to the investment advisor or its affiliates from its relationship with the fund.

     The investment advisor's management of the operating expenses of the fund, such as transaction costs, including how fund transactions for the fund are conducted and brokers are chosen.


     In reviewing the investment management agreements for the Fund, the Board of Trustees considered the Fund's performance relative to its peers and benchmark, the investment process and controls used in managing the Fund, the Fund's fees and expenses relative to its peers, the experience and qualifications of personnel responsible for managing the Fund and quality of other services provided to the Fund in addition to investment advice.

     At its annual contract review meeting (the "Annual Meeting"), the Board of Trustees was presented with information concerning each Delaware Investments service provider to the Fund, including the Manager, the Distributor and the transfer agent, shareholder servicing agent and fund accountant. The Board reviewed materials provided by Delaware Investments concerning the level of service provided to the Fund and both the costs to the Fund and the profit to Delaware Investments. Throughout the prior year, the Board also received regular reports detailing performance, the current investment strategies for the Fund and Fund expenses. In addition, at the Annual Meeting the Board separately received and reviewed independent historical and comparative reports provided by Lipper, Inc. ("Lipper") that analyzed the Fund's performance over a ten-year period, as well as actual and contractual management and total expenses. The reports also provided comparative information for performance and expenses against the Fund's peer mutual funds. In addition to information pertaining to the Fund, the Board also received similar information concerning all of the other investment companies in the Delaware Investments Family of Funds.

     In reviewing the investment management agreements for the Fund, the Board of Trustees considered the Fund's performance relative to its performance goals, peers and benchmark, the investment process and controls used in managing the Fund, the Fund's fees and expenses relative to its peers, the experience and qualifications of personnel responsible for managing the Fund and quality of other services provided to the Fund in addition to investment advice.

     The Board met in executive session to consider the investment management agreements. The independent Trustees also met separately with Lipper. The Board believed that management had effectively communicated with the Board and had been very responsive to the issues raised by the Board during the previous year. The Board was pleased with the current staffing within the Fund's investment advisor during the past year, the emphasis on research, and the compensation system that had been implemented for investment advisory personnel. In particular, the Board noted that management had maintained and, in some instances, increased financial and personnel resources committed to fund management. The Board considered the overall benefits provided by Delaware Investments' strong corporate management and compliance oversight to all funds in the complex.

     In considering the investment performance of the Fund and of comparable mutual funds advised by Delaware, the Board looked at the Fund's performance relative to its peers and benchmark. The performance numbers excerpted from the materials reviewed by the Board below represent annualized total returns and are calculated using the Fund's daily net asset value. Performance numbers assume reinvestment of income distributions and capital gains on the ex-dividend date. The Fund's performance over the past one, three and five year periods ended February 29, 2004 and quartile ranking of each of the Funds compared by Lipper to their respective peer group is as follows. The Fund's performance is ranked within its Lipper Investment Classification/Objective. A fund with the highest performance is ranked first, and a fund with the lowest performance is ranked last. The performance quartile illustrates the quartile position of the Fund within its Lipper Investment Classification/Objective. For purposes of total return, the quartiles are defined as the first quartile is the highest or best 25%; the second quartile is the next 25%; the third quartile is the next 25%; and the fourth quartile is the lowest or worst 25%.

                                                1 YEAR          3 YEARS           5 YEARS
                                          ------------     ------------      ------------
Delaware Limited-Term Government Fund             ____%            ____%            _____%
                                          ___ quartile     ___ quartile      ___ quartile

     In considering the costs of the services to be provided and profits to be realized by Delaware, the Board considered the service fees charged to the Fund and the fair market value of the services provided by Delaware.

     The Board's objective is to limit the total expense ratio of the Fund to an acceptable range as compared to the median of a peer group of comparable mutual funds. The Board took into consideration management's agreement with that objective and the means of implementing that objective, which could include certain types of remedial actions as well as potential future voluntary or contractual expense caps.

     In considering the level of the Fund's expenses, the Board reviewed the Fund's current average for its peers. The Board looked at the advisory fees of the Fund compared to its peer groups and at overall levels of expenses for the Fund compared to its respective peer group. The Fund's quartile rankings (as of the Fund's last fiscal year) for contractual management fees, actual management fees and total expenses were as follows. The fund's expenses are ranked within the Expense Group or Expense Universe. A fund with the lowest expense is ranked first, and a fund with the highest expense is ranked last. The expense quartile illustrates the position of the Fund within the Expense Group or Expense Universe. For purposes of expenses, the quartiles are defined as: the first quartile in the lowest or best 25%; the second quartile is the next 25%; the third quartile is the next 25%; and the fourth quartile is the highest or worst 25%.

                                          CONTRACTUAL     ACTUAL MANAGEMENT
                                        MANAGEMENT FEES         FEES          TOTAL EXPENSES
                                        ---------------   -----------------   --------------
Delaware Limited-Term Government Fund      ___ quartile        ___ quartile    ____ quartile

     The Board found the Fund's fees to be appropriate after considering these factors and generally in line with fees charged to comparable funds in the industry.


     The Distributor acts as national distributor for the Fund and for the other mutual funds in the Delaware Investments family.

     The Distributor received Limited CDSC payments with respect to Class A Shares of the Fund as follows:


                            CDSC PAYMENTS
          ------------------------------------------------
                              LIMITED-TERM GOVERNMENT FUND
          FISCAL YEAR ENDED          CLASS A SHARES
          -----------------   ----------------------------
              12/31/04                  $  ___
              12/31/03                  $  ___
              12/31/02                  $  ___
     The Distributor received CDSC payments with respect to Class B Shares and Class C Shares as follows:

                                       CDSC PAYMENTS
          -------------------------------------------------------------------------------
          FISCAL YEAR ENDED   LIMITED-TERM GOVERNMENT FUND   LIMITED-TERM GOVERNMENT FUND
                                     CLASS B SHARES                 CLASS C SHARES
          -----------------   ----------------------------   ----------------------------
              12/31/04                   $  ___                       $  ___
              12/31/03                   $  ___                       $  ___
              12/31/02                   $  ___                       $  ___

     The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Fund and for the other mutual funds in the Delaware Investments Family of Funds. The Transfer Agent is paid a fee by the Fund for providing these services consisting of an annual per account charge for (i) each open and closed account on the their records and each account held on a sub-accounting system maintained by firms that hold accounts on an omnibus basis ("Shareholder Accounts"); and (ii) each account on a retirement processing system ("Retirement Accounts"). These charges are as follows:


          Shareholder Accounts          $21.25 Per Annum
          Retirement Accounts           $30.00 Per Annum

     These charges are assessed monthly on a pro rata basis and determined by using the number of Shareholder and Retirement Accounts maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the disinterested trustees.

     The Transfer Agent also provides accounting services to the Fund. Those services include performing all functions related to calculating the Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments Family of Funds for which it provides such accounting services. Such fee is equal to 0.025% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.020% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to the Fund and the other mutual funds in the Delaware Investments Family of Funds, on an aggregate pro rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculation based on the type and number of classes per Fund.


CAPITALIZATION
     Limited-Term Funds has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class.

     Identifiable expenses to the Fund will be paid by the Fund. General expenses of the Fund will be allocated on a pro-rata basis according to asset size. Where matters must be submitted to a vote of shareholders, the holders of a majority of shares of the Fund affected must vote affirmatively for that class to be affected.


     Each Class of the Fund represents a proportionate interest in the assets of the Fund and each has the same voting and other rights and preferences as the other classes except that shares of the Institutional Class may not vote on matters affecting the Fund's Classes' Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares, Class C Shares and Class R Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Plan relating to Class A Shares. General expenses of the Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Rule 12b-1 Plans of Class A, Class B Shares, Class C Shares, and Class R Shares will be allocated solely to those classes.

     Until May 31, 1992, the Fund offered shares of two retail classes of shares, Investors Series II class (now Class A Shares) and the Investors
Series I class. Shares of Investors Series I class were offered with a sales charge, but without the imposition of a Rule 12b-1 fee. Effective June 1, 1992, following shareholder approval of a plan of recapitalization on May 15, 1992, shareholders of the Investors Series I class had their shares converted into shares of the Investors Series II class and became subject to the latter class' Rule 12b-1 charges. Effective at the same time, following approval by shareholders, the name Investors Series was changed to Treasury Reserves Intermediate Series and the name Investors Series II class was changed to Treasury Reserves Intermediate Fund class. Treasury Reserves Intermediate Fund (Institutional) class was first offered on June 1, 1992 and beginning May 2, 1994 it became known as Treasury Reserves Intermediate Fund Institutional Class. On May 2, 1994, the Treasury Reserves Intermediate Fund class became known as the Treasury Reserves Intermediate Fund A Class. Effective as of close of business on August 28, 1995, the name Delaware Group Treasury Reserves, Inc. was changed to Delaware Group Limited-Term Government Funds, Inc. and the name Treasury Reserves Intermediate Series was changed to Limited-Term Government Fund. At the same time, the names of Treasury Reserves Intermediate Fund
A Class, Treasury Reserves Intermediate Fund B Class and Treasury Reserves Intermediate Fund Institutional Class were changed to Limited-Term Government Fund A Class, Limited-Term Government Fund B Class, and Limited-Term Government Fund Institutional Class, respectively. Effective as of August 16, 1999, the name of Limited-Term Government Fund changed to Delaware Limited-Term Government Fund. Corresponding changes were also made to the names of each of the Fund's Classes. Effective as of December 15, 1999, the name of Delaware Group Limited-Term Government Funds, Inc. changed to Delaware Group Limited-Term Government Funds. Class R Shares of the Fund were initially offered on June 2, 2003.


     All shares have equal voting rights, no preemptive rights, are fully transferable and, when issued, are fully paid. All shares of the Fund participate equally in dividends, and upon liquidation would share equally.

NONCUMULATIVE VOTING
     Limited-Term Funds' shares have noncumulative voting rights which means that the holders of more than 50% of the shares of Limited-Term Funds voting for the election of trustees can elect all the trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any trustees.

     This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

[FINANCIAL STATEMENTS

     Ernst & Young LLP serves as the independent registered public accounting firm for Delaware Group Limited-Term Government Funds and, in its capacity as such, audits the annual financial statements contained in the Fund's Annual Report. The Fund's Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent registered public accounting firm, for the year ended December 31, 2004 are included in its Annual Report to shareholders. The financial statements, the notes relating thereto, financial highlights and the report of Ernst & Young LLP, described above are incorporated by reference from the Annual Report into this Part B.]

APPENDIX A - RATINGS

BONDS
     Excerpts from Moody's Investors Service, Inc. ("Moody's") description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.




     Excerpts from Standard & Poor's ("S&P") description of its bond ratings:
AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

                                     PART C

                                Other Information


Item 22.    Exhibits

            (a)     Agreement and Declaration of Trust

                    (1)     Agreement and Declaration of Trust (December 17,
                            1998) is incorporated into this filing by reference to Post-Effective Amendment No. 48 filed April 28, 1999.

                    (2) Certificate of Trust (December 17, 1998) is incorporated into this filing by reference to Post-Effective Amendment No. 48 filed April 28, 1999.

            (b) By-Laws. Amended and Restated By-Laws (August 19, 2004) attached as Exhibit.

            (c)     Copies of All Instruments Defining the Rights of Holders.

                    (1) Agreement Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust which is incorporated into this filing by reference to Post-Effective Amendment No. 48 filed April 28, 1999.

                    (2) By-Laws. Article II of Amended and Restated By-Laws attached as Exhibit (b).

            (d) Investment Management Agreement. Executed Investment Management Agreement (December 15, 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant is incorporated into this filing by reference to Post-Effective Amendment No. 52 filed April 30, 2001.

            (e)     (1)     Distribution Agreements.

                            (i)     Executed Distribution Agreement (May 15,
                                    2003) incorporated into this filing by
                                    reference to Post-Effective Amendment No. 56 filed February 27, 2004.

                            (ii)    Executed Second Amended and Restated
                                    Financial Intermediary Distribution
                                    Agreement (August 21, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 56 filed February 27, 2004.

                    (2) Dealer's Agreement. Dealer's Agreement is incorporated into this filing by reference to PEA No. 52 filed April 30, 2001.

                    (3) Vision Mutual Fund Gateway(R)Agreement. Vision Mutual Fund Gateway(R)Agreement (November 2000) is incorporated into this filing by reference to Post-Effective Amendment No. 54 filed February 27, 2003.

                    (4) Registered Investment Advisers Agreement. Registered Investment Advisers Agreement (January 2001) is incorporated into this filing by reference to Post-Effective Amendment No. 54 filed February 27, 2003.

                    (5) Bank/Trust Agreement. Bank/Trust Agreement (August 2004) attached as Exhibit.

            (f)     Inapplicable.

            (g)     Custodian Agreements.

                    (1) Executed Global Custody Agreement (May 1, 1996) between The Chase Manhattan Bank and Registrant incorporated into this filing by reference to Post-Effective Amendment No. 48 filed April 28, 1999.

                            (i) Executed Letter (August 24, 1998) adding Delaware Limited-Term Government Fund to the Global Custody Agreement incorporated into this filing by reference to PEA No. 52 filed April 30, 2001.

                            (ii) Executed Amendment No. 1 to Schedule A of the Global Custody Agreement (July 17, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 56 filed February 27, 2004.

            (h)     Other Material Contracts.

                    (1)     Executed Shareholders Services Agreement (April 19,
                            2001) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund is incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 28, 2002.

                            (i) Executed Schedule B (September 1, 2004) to the Shareholders Services Agreement attached as Exhibit.

                            (ii) Executed Letter Amendment (August 23, 2003) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 56 filed February 27, 2004.

                    (2) Executed Delaware Group of Funds Fund Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 45 filed March 2, 1998.

                            (i) Executed Amendment No. 27 (October 1, 2003) to the Delaware Group Funds Fund Accounting Agreement is incorporated into this filing by reference to Post-Effective Amendment No. 56 filed February 27, 2004.

                            (ii) Executed Schedule B (May 16, 2002) to the Delaware Group of Funds Fund Accounting Agreement is incorporated into this filing by reference to Post-Effective Amendment No. 54 filed February 27, 2003.

            (i) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 49 filed December 14, 1999.

            (j)     Consent and Report of Auditors. To be filed by amendment.

            (k-l)   Inapplicable.

            (m)     Plans under Rule 12b-1.

                    (1) Plan under Rule 12b-1 for Class A (April 19, 2001) is incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 28, 2002.

                    (2) Plan under Rule 12b-1 for Class B (April 19, 2001) is incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 28, 2002.

                    (3) Plan under Rule 12b-1 for Class C (April 19, 2001) is incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 28, 2002.

                    (4)     Form of Plan under Rule 12b-1 for Class R (May 15,
                            2003) is incorporated into this filing by reference to Post-Effective Amendment No. 54 filed February 27, 2003.

            (n) Plan under Rule 18f-3. Amended and Restated Plan under Rule 18f-3 (May 2003) for Delaware Investments Family of Funds is incorporated into this filing by reference to Post-Effective Amendment No. 56 filed February 27, 2004.

            (o)     Inapplicable.

            (p)     Codes of Ethics.

                    (1) Code of Ethics for Delaware Investments' Family of Funds (December 2004) attached as Exhibit.

                    (2)     Code of Ethics for Delaware Investments (December
                            2004) attached as Exhibit.

                    (3) Code of Ethics for Lincoln Financial Distributors, Inc. (June 2004) attached as Exhibit.

            (q)     Trustees' Power of Attorney. Attached as Exhibit.

Item 23.    Persons Controlled by or under Common Control with Registrant. None.

Item 24. Indemnification. Article VI of the By-Laws which is incorporated into this filing by reference to Post-Effective Amendment No. 49 filed December 14, 1999.

Item 25.    Business and Other Connections of Investment Advisor.

            Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments family (Delaware Group Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Group Tax-Free Money Fund, Delaware Pooled Trust, Delaware VIP Trust, Voyageur Insured Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax-Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income

            Fund, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Insured Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund, Inc., Delaware Investments Minnesota Municipal Income Fund II, Inc. and Delaware Investments Minnesota Municipal Income Fund III, Inc.) as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees of the other Delaware Investments funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 26 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

        The following persons serving as directors or officers of the Manager have held the following positions during the past two years. Unless noted, the principal business address of the Manager is 2005 Market Street, Philadelphia, PA 19103-7094

NAME AND PRINCIPAL BUSINESS   POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
ADDRESS*                      POSITIONS & OFFICES HELD
---------------------------   ---------------------------------------------------------------------------------
Jude T. Driscoll              President/Chief Executive Officer of Delaware Management Company, Delaware
                              Investment Advisers and Delaware Capital Management (each a series of Delaware
                              Management Business Trust)

                              Chairman/President/Chief Executive Officer of each fund in the Delaware
                              Investments Family of Funds

                              President/Chief Executive Officer and Director/Trustee of Delaware Management
                              Holdings, Inc., DMH Corp, Delaware Investments U.S., Inc., Delaware General
                              Management, Inc., Delaware Management Company, Inc., Delaware Service Company,
                              Inc., Delaware Distributors, Inc., Retirement Financial Services, Inc., Delaware
                              Management Business Trust, Delaware Distributors, L.P., Lincoln National
                              Investment Companies, Inc. and LNC Administrative Services Corporation

                              President of Delaware Lincoln Cash Management (a series of Delaware Management
                              Business Trust)

                              Director of HYPPCO Finance Company Ltd.

John C. E. Campbell           Executive Vice President/Global Marketing & Client Services of Delaware
                              Management Company (a series of Delaware Management Business Trust)

                              Executive Vice President/Global Marketing Sales, Client Services & Product
                              Development and President/Global Institutional Services of Delaware Investment
                              Advisers (a series of Delaware Management Business Trust)

Patrick P. Coyne              Executive Vice President/Managing Director/Chief Investment Officer - Fixed
                              Income of Delaware Management Company, Delaware Investment Advisers, Delaware
                              Capital Management (each series of Delaware Management Business Trust), Delaware
                              Management Holdings, Inc., Delaware Management Business Trust and Lincoln
                              National Investment Companies, Inc.

                              Executive Vice President/Managing Director/Chief Investment Officer - Equity of
                              each fund in the Delaware Investments Family of Funds

                              President and Director of Lincoln National Convertible Securities Fund, Inc. and
                              Lincoln National Income Fund, Inc.

NAME AND PRINCIPAL BUSINESS   POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
ADDRESS*                      POSITIONS & OFFICES HELD
---------------------------   ---------------------------------------------------------------------------------
Joseph H. Hastings            Executive Vice President/Interim Chief Financial Officer/Treasurer/Controller of
                              Delaware Management Company, Delaware Capital Management, Delaware Lincoln Cash
                              Management (each a series of Delaware Management Business Trust), Delaware
                              Management Holdings, Inc., DMH Corp., Delaware Investments U.S., Inc., Delaware
                              General Management, Inc., Delaware Management Company, Inc., Delaware Service
                              Company, Inc., Delaware Management Business Trust, Lincoln National Investment
                              Companies, Inc. and LNC Administrative Services Corporation

                              Executive Vice President/Chief Financial Officer/Treasurer and Director of
                              Delaware Management Trust Company

                              Executive Vice President/Chief Financial Officer of Retirement Financial
                              Services, Inc.

                              Executive Vice President of each fund in the Delaware Investments Family of
                              Funds

                              Executive Vice President/Interim Chief Financial Officer/Controller of Delaware
                              Investment Advisers (a series of Delaware Management Business Trust)

                              Executive Vice President of Delaware Distributors, Inc. and Delaware
                              Distributors, L.P.

Richelle S. Maestro           Executive Vice President/General Counsel/Secretary of Delaware Management
                              Company, Delaware Investment Advisers, Delaware Capital Management and Delaware
                              Lincoln Cash Management (each a series of Delaware Management Business Trust)
                              and each fund in the Delaware Investments Family of Funds

                              Executive Vice President/General Counsel/Secretary and Director/Trustee of
                              Delaware Management Holdings, Inc., DMH Corp., Delaware Investments U.S.,
                              Delaware General Management, Inc., Delaware Management Company, Inc., Delaware
                              Service Company, Inc., Delaware Distributors, Inc., Retirement Financial
                              Services, Inc., Lincoln National Investment Companies, Inc. and LNC
                              Administrative Services Corporation

                              Senior Vice President/General Counsel/Secretary and Director/Trustee of Delaware
                              Management Business Trust and Delaware Distributors, L.P.

                              Senior Vice President/General Counsel/Secretary of Delaware Management Trust
                              Company

                              Vice President/General Counsel of Lincoln National Convertible Securities Fund,
                              Inc. and Lincoln National Income Fund, Inc.

                              General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane,
                              Philadelphia, PA.

See Yeng Quek                 Executive Vice President/Managing Director/Chief Investment Officer - Fixed
                              Income of Delaware Management Company, Delaware Investment Advisers and Delaware
                              Lincoln Cash Management (each a series of Delaware Management Business Trust)
                              and each fund in the Delaware Investments Family of Funds

                              Executive Vice President/Managing Director/Chief Investment Officer - Fixed
                              Income and Director/Trustee of Delaware Management Holdings, Inc., Delaware
                              Management Business Trust and Lincoln National Investment Companies, Inc.

                              Director/Trustee of DHM Corp., Delaware Investments U.S., Inc., Delaware
                              Management Company, Inc., Delaware Service Company, Inc. and HYPPCO Finance
                              Company Ltd.

NAME AND PRINCIPAL BUSINESS   POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
ADDRESS*                      POSITIONS & OFFICES HELD
---------------------------   ---------------------------------------------------------------------------------
Gerald S. Frey                Managing Director/Chief Investment Officer - Growth Investing of Delaware
                              Management Company, Delaware Investment Advisers, Delaware Capital Management
                              (each a series of Delaware Management Business Trust), Delaware Management
                              Holdings, Inc., Delaware Management Business Trust, Lincoln National Investments
                              Companies, Inc. and each fund in the Delaware Investments Family of Funds

Douglas L. Anderson           Senior Vice President/Operations of Delaware Management Company (a series of
                              Delaware Management Business Trust), Delaware Service Company, Inc., Delaware
                              Distributors, Inc., Retirement Financial Services, Inc. and Delaware
                              Distributors, L.P

                              Senior Vice President/Operations and Director of Delaware Management Trust
                              Company

Robert L. Arnold              Senior Vice President/Senior Portfolio Manager of Delaware Management Company,
                              Delaware Investment Advisers and Delaware Capital Management (each a series of
                              Delaware Management Business Trust) and each fund in the Delaware Investments
                              Family of Funds

Marshall T. Bassett           Senior Vice President/Portfolio Manager of Delaware Management Company and
                              Delaware Investment Advisers (each a series of Delaware Management Business Trust)

                              Senior Vice President/Senior Portfolio Manager of each fund in the Delaware
                              Investments Family of Funds

Christopher S. Beck           Senior Vice President/Senior Portfolio Manager of Delaware Management Company,
                              Delaware Investment Advisers, Delaware Capital Management (each a series of
                              Delaware Management Business Trust) and each fund in the Delaware Investments
                              Family of Funds

Michael P. Bishof             Senior Vice President/Investment Accounting of Delaware Management Company,
                              Delaware Capital Management (each a series of Delaware Management Business
                              Trust), Delaware Service Company, Inc. and Delaware Distributors, L.P.

                              Senior Vice President/Treasurer/Investment Accounting of Delaware Investment
                              Advisers (a series of Delaware Management Business Trust)

                              Senior Vice President/Chief Financial Officer of each fund in the Delaware
                              Investments Family of Funds

                              Chief Financial Officer of Lincoln National Convertible Securities Fund, Inc.
                              and Lincoln National Income Fund, Inc.

Brian L. Murray, Jr.(1)       Senior Vice President/Compliance Director of Delaware Management Company,
                              Delaware Investment Advisers, Delaware Capital Management, Delaware Lincoln Cash
                              Management (each a series of Delaware Management Business Trust

                              Chief Compliance Officer of each fund in the Delaware Investments Family of
                              Funds

                              Senior Vice President/Compliance Director/Assistant Secretary of Delaware
                              Management Trust Company

                              Vice President/Associate General Counsel/Assistant Secretary of Delaware
                              Management Company, Delaware Investment Advisers, Delaware Capital Management
                              (each a series of Delaware Management Business Trust), Delaware Service Company,
                              Inc., Delaware Distributors, Inc., Retirement Financial Services, Inc., Delaware
                              Management Business Trust, Delaware Distributors, L.P., and each fund in the
                              Delaware Investments Family of Funds

NAME AND PRINCIPAL BUSINESS   POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
ADDRESS*                      POSITIONS & OFFICES HELD
---------------------------   ---------------------------------------------------------------------------------
Ryan K. Brist                 Senior Vice President/Senior Portfolio Manager of Delaware Management Company,
                              Delaware Investment Advisers (each a series of Delaware Management Business
                              Trust)

                              Executive Vice President/Managing Director/Chief Investment Officer - Fixed
                              Income of each fund in the Delaware Investments Family of Funds

                              Executive Vice President/Managing Director/Co-Head - Fixed Income of Delaware
                              Management Company, Delaware Investment Advisers and Delaware Lincoln Cash
                              Management (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                              Vice President of Lincoln National Income Fund, Inc.

Timothy G. Connors            Senior Vice President/Chief Investment Officer - Value Investing of Delaware
                              Management Company, Delaware Investment Advisers (each a series of Delaware
                              Management Business Trust), Delaware Management Holdings, Inc., Delaware
                              Management Business Trust, Lincoln National Investment Companies, Inc. and each fund in the Delaware Investments Family of Funds

Nancy M. Crouse               Senior Vice President/Senior Portfolio Manager of Delaware Management Company,
                              Delaware Investment Advisers (each a series of Delaware Management Business
                              Trust) and each fund in the Delaware Investment Family of Funds

George E. Deming              Senior Vice President/Senior Portfolio Manager of Delaware Management Company,
                              Delaware Investment Advisers (each a series of Delaware Management Business
                              Trust) and each fund in the Delaware Investments Family of Funds

                              Director of Delaware International Advisers Ltd.

Robert J. DiBraccio           Senior Vice President/Head of Equity Trading of Delaware Management Company,
                              Delaware Investment Advisers and Delaware Capital Management (each a series of
                              Delaware Management Business Trust)

John B. Fields                Senior Vice President/Senior Portfolio Manager of Delaware Management Company,
                              Delaware Investment Advisers (each a series of Delaware Management Business
                              Trust) and each fund in the Delaware Investments Family of Funds

                              Trustee of Delaware Management Business Trust

Jonathan Hatcher(2)           Senior Vice President/Senior Fixed Income Analyst III of Delaware Management
                              Company, Delaware Investment Advisers (each a series of Delaware Management
                              Business Trust)

                              Senior Vice President/Senior Research Analyst of each fund in the Delaware
                              Investments Family of Funds

                              Vice President/Senior High Yield Analyst of Delaware Investment Advisers (a
                              series of Delaware Management Business Trust)

Carolyn McIntyre(3)           Senior Vice President/Human Resources of Delaware Management Company, Delaware
                              Investment Advisers, Delaware Capital Management, Delaware Lincoln Cash
                              Management (each a series of Delaware Management Business Trust), Delaware
                              Management Holdings, Inc., DMH Corp., Delaware General Management, Inc.,
                              Delaware Management Business Trust and Lincoln National Investment Companies,
                              Inc.

Susan L. Natalini             Senior Vice President/Global Marketing & Client Services of Delaware Management
                              Company and Delaware Investment Advisers (each a series of Delaware Management
                              Business Trust)

D. Tysen Nutt(4)              Senior Vice President/Head of Large Cap Value of each fund in the Delaware
                              Investments Family of Funds

NAME AND PRINCIPAL BUSINESS   POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
ADDRESS*                      POSITIONS & OFFICES HELD
---------------------------   ---------------------------------------------------------------------------------
Francis X. Morris             Director - Fundamental Research/Senior Portfolio Manager of Delaware Management
                              Company (a series of Delaware Management Business Trust)

                              Senior Vice President/Senior Portfolio Manager of Delaware Investment Advisers
                              (a series of Delaware Management Business Trust) and each fund in the Delaware
                              Investments Family of Funds

                              Vice President/Senior Portfolio Manager of Delaware General Management, Inc.

                              Vice President/Senior Equity Analyst of Delaware Capital Management (a series of
                              Delaware Management Business Trust)

John J. O'Connor              Senior Vice President/Investment Accounting of Delaware Management
                              Company (a series of Delaware Management Business Trust) and Delaware Service
                              Company, Inc.

                              Senior Vice President/Investment Accounting/Assistant Treasurer of Delaware
                              Investment Advisers (a series of Delaware Management Business Trust)

                              Senior Vice President/Treasurer of each fund in the Delaware Investments Family of Funds

Philip R. Perkins(5)          Senior Vice President/Senior Portfolio Manager of Delaware Management Company
                              and Delaware Investment Adviser (each a series of Delaware Management Business
                              Trust)

Timothy L. Rabe               Senior Vice President/Senior Portfolio Manager of Delaware Management Company,
                              Delaware Investment Advisers (each a series of Delaware Management Business
                              Trust) and each fund in the Delaware Investments Family of Funds

Paul M. Ross                  Senior Vice President/Global Marketing & Client Services of Delaware Management
                              Company and Delaware Investment Advisers (each a series of Delaware Management
                              Business Trust)

James L. Shields              Senior Vice President/Chief Information Officer of Delaware Management Company,
                              Delaware Investment Advisers, Delaware Capital Management (each a series of
                              Delaware Management Business Trust), Delaware Service Company, Inc., Retirement
                              Financial Services, Inc. and Delaware Distributors, L.P.

David Starer(6)               Senior Vice President/Portfolio Manager/Senior Equity Analyst of Delaware
                              Management Company, Delaware Investment Advisers (each a series of Delaware
                              Management Business Trust) and each fund in the Delaware Investments Family of
                              Funds

Ward W. Tatge                 Senior Vice President/Director of Fixed Income Research of Delaware Management
                              Company, Delaware Investment Advisers (each a series of Delaware Management
                              Business Trust) and each fund in the Delaware Investments Family of Funds

Gary T. Abrams                Vice President/Equity Trader of Delaware Management Company and Delaware
                              Investment Advisers (each a series of Delaware Management Business Trust)

Christopher S. Adams          Vice President/Portfolio Manager/Senior Equity Analyst of Delaware Management
                              Company (a series of Delaware Management Business Trust) and each fund in the
                              Delaware Investments Family of Funds

                              Vice President/Senior Equity Analyst I of Delaware Investment Advisers (a series of Delaware Management Business Trust)

Fred C. Aldridge, Jr.         Vice President/Special Counsel to Directors/Trustees of each fund in the
                              Delaware Investments Family of Funds

Renee E. Anderson             Vice President/Portfolio Manager/Senior Equity Analyst II of Delaware Management
                              Company (a series of Delaware Management Business Trust) and each fund in the
                              Delaware Investments Family of Funds

NAME AND PRINCIPAL BUSINESS   POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
ADDRESS*                      POSITIONS & OFFICES HELD
---------------------------   ---------------------------------------------------------------------------------
Damon J. Andres               Vice President/Senior Fixed Income Portfolio Manager I of Delaware Management
                              Company (a series of Delaware Management Business Trust)

                              Vice President/Senior Portfolio Manager of each fund in the Delaware Investments
                              Family of Funds

                              Vice President/Portfolio Manager of Delaware Investment Advisers (a series of
                              Delaware Management Business Trust)

                              Vice President of Lincoln National Convertible Securities Fund, Inc.

Joseph R. Baxter              Vice President/Portfolio Manager of Delaware Management Company, Delaware
                              Investment Advisers (each a series of Delaware Management Business Trust)

                              Senior Vice President/Head of Municipal Bond Investments of each fund in the
                              Delaware Investments Family of Funds

Richard E. Biester            Vice President/Equity Trader of Delaware Management Company and Delaware
                              Investment Advisers (each a series of Delaware Management Business Trust)

Vincent A. Brancaccio         Vice President/Senior Equity Trader of Delaware Management Company and Delaware
                              Investment Advisers (each a series of Delaware Management Business Trust)

Michael P. Buckley            Vice President/Portfolio Manager/Director of Municipal Research of Delaware
                              Management Company and Delaware Investment Advisers (each a series of Delaware
                              Management Business Trust)

                              Vice President/Portfolio Manager/Senior Municipal Bond Analyst of each fund in the Delaware Investments Family of Funds

MaryEllen M. Carrozza         Vice President/Client Services of Delaware Management Company, Delaware
                              Investment Advisers (each a series of Delaware Management Business Trust),
                              Delaware General Management, Inc. and each fund in the Delaware Investments
                              Family of Funds

Steven G. Catricks            Vice President/Equity Analyst II of each fund in the Delaware Investments Family of Funds

Stephen R. Cianci             Senior Vice President/Senior Portfolio Manager of Delaware Management Company,
                              Delaware Investment Advisers (each a series of Delaware Management Business
                              Trust) and each fund in the Delaware Investments Family of Funds

                              Vice President/Portfolio Manager of Delaware Capital Management (a series of
                              Delaware Management Business Trust)

Robert F. Collins(7)          Vice President/Senior Portfolio Manager of each fund in the Delaware Investments
                              Family of Funds

David F. Connor               Vice President/Deputy General Counsel/Assistant Secretary of Delaware Management
                              Company, Delaware Investment Advisers, Delaware Capital Management, Delaware
                              Lincoln Cash Management (each a series of Delaware Management Business Trust),
                              Delaware Management Holdings, Inc., DMH Corp., Delaware Investments U.S., Inc.,
                              Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware
                              Distributors, Inc. Retirement Financial Services, Inc., Delaware Management
                              Trust Company, Delaware Management Business Trust, Delaware Distributors, L.P.,
                              Lincoln National Investment Companies, Inc., LNC Administrative Services
                              Corporation and each fund in the Delaware Investments Family of Funds

                              Secretary of Lincoln National Convertible Securities Fund, Inc. and Lincoln
                              National Income Fund, Inc.

Scott E. Decatur(8)           Vice President/Senior Equity Analyst of Delaware Management Company, Delaware
                              Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investment Family of Funds

NAME AND PRINCIPAL BUSINESS   POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
ADDRESS*                      POSITIONS & OFFICES HELD
---------------------------   ---------------------------------------------------------------------------------
Joseph F. DeMichele           Vice President/High Grade Trading of Delaware Management Company (a series of
                              Delaware Management Business Trust)

                              Vice President/Senior High Grade Trading of Delaware Investment Advisers (a
                              series of Delaware Management Business Trust)

Joel A. Ettinger              Vice President/Taxation of Delaware Management Company, Delaware Investment
                              Advisers, Delaware Capital Management, Delaware Lincoln Cash Management (each a series of Delaware Management Business Trust), Delaware Management Holdings,
                              Inc., DMH Corp., Delaware General Management, Inc., Delaware Management Company,
                              Inc., Delaware Service Company, Inc., Delaware Distributors, Inc. Retirement
                              Financial Services, Inc., Delaware Management Business Trust, Delaware
                              Distributors, L.P., Lincoln National Investment Companies, Inc., LNC
                              Administrative Services Corporation and each fund in the Delaware Investments
                              Family of Funds

Phoebe W. Figland             Vice President/Investment Accounting of Delaware Management Company (a series of
                              Delaware Management Business Trust), Delaware Service Company, Inc. and each fund in the Delaware Investments Family of Funds

Joseph Fiorilla               Vice President/Trading Operations of Delaware Management Company and Delaware
                              Investment Advisers (each a series of Delaware Management Business Trust)

Charles E. Fish               Vice President/Senior Equity Trader of Delaware Management Company and Delaware
                              Investment Advisers (each a series of Delaware Management Business Trust)

Clifford M. Fisher(9)         Vice President/Senior Bond Trader of Delaware Management Company and Delaware
                              Investment Advisers (each a series of Delaware Management Business Trust)

Denise A. Franchetti          Vice President/Portfolio Manager/Municipal Bond Credit Analyst of Delaware
                              Management Company, Delaware Investment Advisers (each a series of Delaware
                              Management Business Trust) and each fund in the Delaware Investments Family of
                              Funds

Brian Funk                    Vice President/Senior High Yield Analyst of Delaware Management Company,
                              Delaware Investment Advisers (each a series of Delaware Management Business
                              Trust) and each fund in the Delaware Investments Family of Funds

James A. Furgele              Vice President/Investment Accounting of Delaware Management Company, Delaware
                              Investment Advisers (each a series of Delaware Management Business Trust),
                              Delaware Service Company, Inc. and each fund in the Delaware Investments Family of Funds

Brent C. Garrells             Vice President/ High Yield Analyst of Delaware Management Company, Delaware
                              Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

Daniel V. Geatens             Vice President/Investment Accounting of Delaware Management Company (a series of
                              Delaware Management Business Trust), Delaware Service Company, Inc. and each fund in the Delaware Investments Family of Funds

Stuart M. George              Vice President/Equity Trader of Delaware Management Company and Delaware
                              Investment Advisers (each a series of Delaware Management Business Trust)

Barry Gladstein               Vice President/Portfolio Analyst of Delaware Management Company and Delaware
                              Investment Advisers (a series of Delaware Management Business Trust)

                              Vice President/Equity Analyst of Delaware Capital Management (a series of
                              Delaware Management Business Trust) and each fund in the Delaware Investments
                              Family of Funds

Paul Grillo                   Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                              Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                              Vice President/Portfolio Manager of Delaware Capital Management (a series of
                              Delaware Management Business Trust)

Brian T. Hannon               Vice President/Equity Analyst of Delaware Management Company, Delaware
                              Investment Advisers (each a series of Delaware Management Business Trust)

                              Vice President/Senior Portfolio Manager of each fund in the Delaware Investments
                              Family of Funds

NAME AND PRINCIPAL BUSINESS   POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
ADDRESS*                      POSITIONS & OFFICES HELD
---------------------------   ---------------------------------------------------------------------------------
Michael E. Hughes             Vice President/Senior Equity Analyst I of each fund in the Delaware Investments
                              Family of Funds

Jeffrey W. Hynoski            Vice President/Portfolio Manager of Delaware Management Company, Delaware
                              Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

Jordan L. Irving(10)          Vice President/Senior Portfolio Manager of each fund in the Delaware Investments
                              Family of Funds

Cynthia Isom                  Vice President/Portfolio Manager of Delaware Management Company, Delaware
                              Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

Kenneth R. Jackson            Vice President/Equity Analyst of Delaware Management Company, Delaware
                              Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

Roseanne L. Kropp             Vice President/Senior Equity Analyst II - High Yield of each fund in the
                              Delaware Investments Family of Funds

Nikhil G. Lalvani             Vice President/Senior Equity Analyst I of each fund in the Delaware Investments
                              Family of Funds

Steven T. Lampe               Vice President/Portfolio Manager of Delaware Management Company, Delaware
                              Investment Advisers, Delaware Capital Management (each a series of Delaware
                              Management Business Trust) and each fund in the Delaware Investments Family of
                              Funds

Kevin S. Lee                  Vice President/Assistant Controller of Delaware Management Company, Delaware
                              Investment Advisers, Delaware Capital Management, Delaware Lincoln Cash
                              Management (each a series of Delaware Management Business Trust), Delaware
                              Management Holdings, Inc., DMH Corp., Delaware Investments U.S., Inc., Delaware
                              General Management, Inc., Delaware Management Company, Inc., Delaware Service
                              Company, Inc., Delaware Distributors, Inc. Retirement Financial Services, Inc.,
                              Delaware Management Trust Company, Delaware Management Business Trust, Delaware
                              Distributors, L.P., Lincoln National Investment Companies, Inc., LNC
                              Administrative Services Corporation and LNC Administrative Services Corporation

Anthony A. Lombardi(11)       Vice President/Senior Portfolio Manager of each fund in the Delaware Investments
                              Family of Funds

Andrew M. McCullagh, Jr.      Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                              Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

Michael S. Morris             Vice President/Portfolio Manager of Delaware Management Company and Delaware
                              Investment Advisers (each a series of Delaware Management Business Trust)

                              Vice President/Senior Equity Analyst of each fund in the Delaware Investments
                              Family of Funds

John R. Murray                Vice President/Senior Equity Analyst of Delaware Management Company (a series of
                              Delaware Management Business Trust)

Patrick J. O'Brien            Vice President/Equity Analyst of each fund in the Delaware Investments Family of
                              Funds

David P. O'Connor             Vice President/Associate General Counsel/Assistant Secretary of Delaware
                              Management Company, Delaware Investment Advisers, Delaware Capital Management,
                              Delaware Lincoln Cash Management (each a series of Delaware Management Business
                              Trust), Delaware Management Holdings, Inc., DMH Corp., Delaware Investments
                              U.S., Inc., Delaware General Management, Inc., Delaware Management Company,
                              Inc., Delaware Service Company, Inc., Delaware Distributors, Inc. Retirement
                              Financial Services, Inc., Delaware Management Business Trust, Delaware
                              Distributors, L.P., Lincoln National Investment Companies, Inc., LNC
                              Administrative Services Corporation and each fund in the Delaware Investments
                              Family of Funds

NAME AND PRINCIPAL BUSINESS   POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
ADDRESS*                      POSITIONS & OFFICES HELD
---------------------------   ---------------------------------------------------------------------------------
Philip O. Obazee(12)          Vice President/Derivatives Manager of Delaware Management Company, Delaware
                              Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

Donald G. Padilla             Vice President/Equity Analyst II of Delaware Management Company and Delaware
                              Investment Advisers (each a series of Delaware Management Business Trust)

                              Vice President/Equity Analyst II of each fund in the Delaware Investments Family of Funds

Richard Salus                 Vice President/Deputy Controller of Delaware Management Company, Delaware
                              Investment Advisers, Delaware Capital Management, Delaware Lincoln Cash
                              Management (each a series of Delaware Management Business Trust), Delaware
                              Management Holdings, Inc., DMH Corp., Delaware Investments U.S., Inc., Delaware
                              General Management, Inc., Delaware Management Company, Inc., Lincoln National
                              Investment Companies, Inc., LNC Administrative Services Corporation and LNC
                              Administrative Services Corporation

                              Vice President/Assistant Controller of Delaware Service Company, Inc., Delaware
                              Distributors, Inc., Retirement Financial Services, Inc., Delaware Management
                              Trust Company, Delaware Management Business Trust and Delaware Distributors,
                              L.P.

Kevin C. Schildt              Vice President/Senior Municipal Credit Analyst of Delaware Management Company
                              and Delaware Investment Advisers (each a series of Delaware Management Business
                              Trust)

                              Vice President/Senior Research Analyst of each fund in the Delaware Investments
                              Family of Funds

Richard D. Seidel             Vice President/Assistant Controller/Manager - Payroll of Delaware Management
                              Company, Delaware Investment Advisers, Delaware Lincoln Cash Management (each a series of Delaware Management Business Trust), Delaware Investments, U.S.,
                              Delaware General Management, Inc., Delaware Management Company, Inc., Delaware
                              Distributors, Inc., Retirement Financial Services, Inc., Delaware Management
                              Business Trust, Lincoln Investment Companies, Inc. and LNC Administrative
                              Services Corporation

                              Vice President/Assistant Treasurer of Delaware Capital Management (a series of
                              Delaware Management Business Trust), Delaware Management Holdings, Inc., DHM
                              Corp., Delaware Service Company, Inc. and Delaware Distributors, L.P.

Thomas Socha                  Vice President/Senior Fixed Income Analyst of each fund in the Delaware
                              Investments Family of Funds

Brenda L. Sprigman            Vice President/Business Manager - Fixed Income of Delaware Management Company
                              and Delaware Investment Advisers (each a series of Delaware Management Business
                              Trust)

Matthew J. Stephens           Vice President/Senior High Grade Analyst of Delaware Management Company,
                              Delaware Investment Advisers (each a series of Delaware Management Business
                              Trust) and each fund in the Delaware Investments Family of Funds

David E. Sulpizi              Vice President/Senior Fixed Income Analyst of each fund in the Delaware
                              Investments Family of Funds

Michael T. Taggart            Vice President/Facilities & Administrative Services of Delaware Management
                              Company, Delaware Investment Advisers (each a series of Delaware Management
                              Business Trust), Delaware Service Company, Inc., Delaware Distributors, Inc. and
                              Delaware Distributors, L.P.

Matthew Todorow(13)           Vice President/Portfolio Manager of Delaware Management Company, Delaware
                              Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

Robert A. Vogel, Jr.(14)      Vice President/Senior Portfolio Manager of each fund in the Delaware Investments
                              Family of Funds

Lori P. Wachs                 Vice President/Portfolio Manager of Delaware Management Company, Delaware
                              Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

NAME AND PRINCIPAL BUSINESS   POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
ADDRESS*                      POSITIONS & OFFICES HELD
---------------------------   ---------------------------------------------------------------------------------
Laura A. Wagner               Vice President/Investment Accounting of Delaware Management Company (a series of
                              Delaware Management Business Trust), Delaware Service Company, Inc. and each fund in the Delaware Investments Family of Funds

Chris Welker                  Vice President/Senior High Grade Trader of Delaware Management Company and
                              Delaware Investment Advisers (each a series of Delaware Management Business
                              Trust)

James J. Wright               Vice President/Senior Equity Analyst of Delaware Management Company, Delaware
                              Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

Erik E. Zipf                  Vice President/Equity Analyst II of each fund in the Delaware Investments Family of Funds

-------------
(1)  ASSOCIATE CORPORATE COUNSEL, Franklin Templeton Investments, 1998-2002.
(2)  SENIOR RESEARCH ANALYST, Strong Capital Management, 2000-2002.
(3)  HEAD OF HUMAN RESOURCES, Lincoln Life, 2001-2003.
(4)  MANAGING DIRECTOR/U.S. ACTIVE LARGE-CAP VALUE TEAM, Merrill Lynch,
     1994-2004.
(5)  MANAGING DIRECTOR/GLOBAL MARKETS, Deutsche Bank, 1998-2003.
(6)  SENIOR QUANTITATIVE ANALYST, Jacobs Levy Equity Management, 1996-2001.
(7)  CO-MANAGER, PNC Advisors, 2000-2004.
(8) QUANTITATIVE INVESTMENT PROFESSIONAL, Grantham, Mayo, VanOtterloo & Co., 1997-2002.
(9)  VICE PRESIDENT/MUNICIPAL BOND, Advest, Inc., 1999-2002.
(10) VICE PRESIDENT/U.S. ACTIVE LARGE-CAP VALUE TEAM, Merrill Lynch, 1998-2004.
(11) DIRECTOR/U.S. ACTIVE LARGE-CAP VALUE TEAM, Merrill Lynch, 1998-2004.
(12) VICE PRESIDENT/QUANTITATIVE RESEARCH GROUP, First Union Capital Markets Corporation, 1998-2001.
(13) EXECUTIVE DIRECTOR/PORTFOLIO MANAGER, Morgan Stanley Investment Management, 1994-2003.
(14) DIRECTOR/U.S. ACTIVE LARGE-CAP VALUE TEAM, Merrill Lynch, 1992-2004.

Item 26.    Principal Underwriters.

            (a)(1) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

            (b)(1) Information with respect to each officer or partner of the principal underwriter and the Registrant is provided below. Unless noted, the principal business address of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-7094.

NAME & PRINCIPAL BUSINESS ADDRESS     POSITIONS & OFFICES WITH UNDERWRITER      POSITIONS & OFFICES WITH REGISTRANT
----------------------------------    -------------------------------------     -----------------------------------
Delaware Distributors, Inc.           General Partner                           None

Delaware Capital Management           Limited Partner                           None

Delaware Investment Advisers          Limited Partner                           None

Kevin J. Lucey                        President/Chief Executive Officer         None

Joseph H. Hastings                    Executive Vice President                  Executive Vice President

Richelle S. Maestro                   Executive Vice President/General          Executive Vice President/General
                                      Counsel/ Secretary                        Counsel/ Secretary (Chief Legal
                                                                                Officer)

Philip N. Russo                       Executive Vice President/Chief            None
                                      Financial Officer

Diane M. Anderson                     Senior Vice President/Retirement          None
                                      Operations

Douglas L. Anderson                   Senior Vice President/Operations          None

Michael P. Bishof                     Senior Vice President/Investment          Senior Vice President/Chief Financial
                                      Accounting                                Officer

Thomas M. McConnell                   Senior Vice President/Senior 529 Plans    None
                                      Product Manager

Carolyn McIntyre                      Senior Vice President/Human               None
                                      Resources

NAME & PRINCIPAL BUSINESS ADDRESS     POSITIONS & OFFICES WITH UNDERWRITER      POSITIONS & OFFICES WITH REGISTRANT
----------------------------------    -------------------------------------     -----------------------------------
Daniel J. Perullo                     Senior Vice President/Eastern Director,   None
                                      Institutional Sales

Robert E. Powers                      Senior Vice President/Senior Domestic     None
                                      Sales Manager

James L. Shields                      Senior Vice President/Chief Information   None
                                      Officer

Trevor M. Blum                        Vice President/Senior Consulting          None
                                      Relationship Manager

Elisa C. Colkitt                      Vice President/Broker Dealer Operations   None
                                      & Service Support

David F. Connor                       Vice President/Deputy General             Vice President/Deputy General
                                      Counsel/Assistant Secretary               Counsel/Assistant Secretary

Joel A. Ettinger                      Vice President/Taxation                   Vice President/Taxation

Susan T. Friestedt                    Vice President/Retirement Services        None

Edward M. Grant                       Vice President/Defined Contribution       None
                                      Sales Manager

Jeffrey M. Kellogg                    Vice President/Senior Product             None
                                      Manager/Communications Manager

Kevin S. Lee                          Vice President/Assistant Controller       None

Brian L. Murray, Jr.                  Senior Vice President/Chief               Senior Vice President/Chief
                                      Compliance Officer                        Compliance Officer

David P. O'Connor                     Vice President/Associate General          Vice President/Associate General
                                      Counsel/Assistant Secretary               Counsel/Assistant Secretary

Richard Salus                         Vice President/Deputy Controller          None

Richard D. Seidel                     Vice President/Assistant Treasurer        None

Theresa L. Sabol                      Vice President/Defined Contribution       None
                                      Sales Manager

Michael T. Taggart                    Vice President/Facilities &               None
                                      Administrative Services

            (a)(2) Lincoln Financial Distributors, Inc. ("LFD") serves as financial intermediary wholesaler for all the mutual funds in the Delaware Investments Family of Funds.

            (b)(2) Information with respect to each officer or partner of LFD and the Registrant is provided below. Unless noted, the principal business address of LFD is 2001 Market Street, Philadelphia, PA 19103-7055.

NAME AND PRINCIPAL BUSINESS ADDRESS   POSITIONS & OFFICES WITH LFD              POSITIONS & OFFICES WITH REGISTRANT
-----------------------------------   -------------------------------------     -----------------------------------
Westley V. Thompson                   President/Chief Executive Officer and     None
                                      Director

David M. Kittredge                    Senior Vice President/Chief Operating     None
                                      Officer and Director

Margaret Skinner                      Senior Vice President                     None

Frederick J. Crawford(1)              Vice President/Treasurer                  None

Patrick Caufield(2)                   Vice President/Chief Compliance Officer   None

Keith J. Ryan(3)                      Financial Officer                         None

Cynthia A. Rose(3)                    Secretary                                 None

----------
(1) 1500 Market Street, Philadelphia, PA 19103.
(2) 350 Church Street, Hartford, CT 06103
(3) 1300 Clinton Street, Fort Wayne, IN 46802

            (c)     Not Applicable.

Item 27.    Location of Accounts and Records.

            All accounts and records are maintained in Philadelphia at 2005 Market Street, Philadelphia, PA 19103-7094.

Item 28.    Management Services.  None.

Item 29.    Undertakings.  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 24th day of February, 2005.

                                                 DELAWARE GROUP LIMITED-TERM
                                                      GOVERNMENT FUNDS

                                           By:        Jude T. Driscoll
                                              ----------------------------------
                                                      Jude T. Driscoll
                                                          Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                         Title                                                  Date
----------------------------      ---------------------------------------------    -----------------
Jude T. Driscoll                  Chairman/Chief Executive Officer (Principal      February 24, 2005
----------------------------      Executive Officer) and Trustee
Jude T. Driscoll

Walter P. Babich           *      Trustee                                          February 24, 2005
----------------------------
Walter P. Babich

John H. Durham             *      Trustee                                          February 24, 2005
----------------------------
John H. Durham

John A. Fry                *      Trustee                                          February 24, 2005
----------------------------
John A. Fry

Anthony D, Knerr           *      Trustee                                          February 24, 2005
----------------------------
Anthony D. Knerr

Ann R. Leven               *      Trustee                                          February 24, 2005
----------------------------
Ann R. Leven

Thomas F. Madison          *      Trustee                                          February 24, 2005
----------------------------
Thomas F. Madison

Janet L. Yeomans           *      Trustee                                          February 24, 2005
----------------------------
Janet L. Yeomans

Michael P. Bishof          *      Senior Vice President/Chief Financial Officer    February 24, 2005
----------------------------      (Principal Accounting Officer)
Michael P. Bishof

                                         * By:        Jude T. Driscoll
                                              ----------------------------------
                                                      Jude T. Driscoll
                                                   as Attorney-in-Fact for
                                                each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    Exhibits

                                       to

                                    Form N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.           Exhibit
---------------       -----------------------------------------------------------------------------
EX-99 (b)             Amended and Restated By-Laws (August 19, 2004)

EX-99 (e)(5)          Bank/Trust Agreement (August 2004)

EX-99 (h)(1)(i)       Executed Schedule B (September 1, 2004) to the Shareholder Services Agreement

EX-99 (p)(1)          Code of Ethics for Delaware Investments' Family of Funds (December 2004)

EX-99 (p)(2)          Code of Ethics for Delaware Investments (December 2004)

EX-99 (p)(3)          Code of Ethics for Lincoln Financial Distributors, Inc. (June 2004)

EX-99 (q)             Trustees' Power of Attorney (February 17, 2005)